UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity Advisor Small Cap Growth Fund Class Z	5.3
T. Rowe Price Institutional Small-Cap Stock Fund	4.1
Fidelity SAI Small-Mid Cap 500 Index Fund	2.9
Fidelity SAI Real Estate Index Fund	1.1
LKQ Corp.	0.8
Fidelity Small Cap Index Fund	0.7
Fidelity Small Cap Discovery Fund	0.7
Berry Global Group, Inc.	0.6
Ziff Davis, Inc.	0.5
Alight, Inc. Class A	0.5
17.2

Market Sectors (% of Fund's net assets)
(Stocks Only)
Industrials	17.0
Information Technology	13.6
Consumer Discretionary	11.7
Financials	11.6
Health Care	11.0
Materials	4.6
Consumer Staples	3.6
Energy	3.5
Real Estate	2.8
Communication Services	1.8
Utilities	1.2

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. (a)	89,512	1,387,436
EchoStar Holding Corp. Class A (a)(b)	28,277	520,580
Liberty Latin America Ltd.:
Class A (a)	249,772	1,748,404
Class C (a)	114,804	800,184
Lumen Technologies, Inc. (b)	429,200	4,274,832
		8,731,436
Entertainment - 0.2%
Electronic Arts, Inc.	8,532	1,082,455
IMAX Corp. (a)	122,100	1,914,528
Sciplay Corp. (A Shares) (a)	18,507	225,600
Take-Two Interactive Software, Inc. (a)	27,108	3,322,356
World Wrestling Entertainment, Inc. Class A (b)	95,919	6,523,451
		13,068,390
Interactive Media & Services - 0.9%
Alphabet, Inc. Class C (a)	9,547	1,042,055
CarGurus, Inc. Class A (a)	202,310	3,783,197
Meta Platforms, Inc. Class A (a)	18,981	3,092,574
QuinStreet, Inc. (a)	123,472	1,482,899
Shutterstock, Inc. (b)	35,028	1,940,901
TripAdvisor, Inc. (a)	160,810	3,827,278
Yelp, Inc. (a)	184,221	6,294,832
Ziff Davis, Inc. (a)	530,088	40,965,201
ZipRecruiter, Inc. (a)	672,083	11,210,344
		73,639,281
Media - 0.6%
AMC Networks, Inc. Class A (a)	69,600	1,864,584
Audacy, Inc. Class A (a)(b)	862,300	475,645
Criteo SA sponsored ADR (a)	287,582	7,770,466
Gray Television, Inc. (b)	184,588	3,525,631
iHeartMedia, Inc. (a)	115,810	1,024,919
Liberty Media Corp. Liberty Formula One Group Series C (a)	40,600	2,585,408
Loyalty Ventures, Inc. (a)	14,424	30,435
Nexstar Broadcasting Group, Inc. Class A (b)	91,966	17,594,935
Omnicom Group, Inc.	43,399	2,903,393
Paramount Global Class B (b)	79,100	1,850,149
Sirius XM Holdings, Inc. (b)	154,982	943,840
TechTarget, Inc. (a)(b)	33,789	2,192,906
TEGNA, Inc.	240,436	5,145,330
The New York Times Co. Class A	47,800	1,457,422
Thryv Holdings, Inc. (a)	12,807	327,603
		49,692,666
TOTAL COMMUNICATION SERVICES		145,131,773
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
Adient PLC (a)	92,266	3,063,231
Autoliv, Inc.	54,160	4,213,106
BorgWarner, Inc.	133,700	5,040,490
Dana, Inc. (b)	530,849	8,212,234
Fox Factory Holding Corp. (a)	33,465	3,119,273
Gentex Corp.	178,561	4,872,930
Gentherm, Inc. (a)	24,167	1,447,603
Holley, Inc. (a)(b)	193,835	1,099,044
LCI Industries (b)	61,268	7,099,123
Lear Corp.	77,459	10,738,916
Standard Motor Products, Inc.	29,888	1,096,890
The Goodyear Tire & Rubber Co. (a)	935,419	13,123,929
		63,126,769
Automobiles - 0.3%
Harley-Davidson, Inc. (b)	318,357	12,279,029
Thor Industries, Inc. (b)	118,324	9,585,427
		21,864,456
Distributors - 1.1%
Funko, Inc. (a)	18,877	420,391
LKQ Corp.	1,140,315	60,687,564
Pool Corp.	82,459	27,969,268
		89,077,223
Diversified Consumer Services - 1.4%
2U, Inc. (a)(b)	698,638	4,974,303
ADT, Inc. (b)	905,150	6,598,544
Bright Horizons Family Solutions, Inc. (a)(b)	161,795	11,034,419
Carriage Services, Inc.	11,003	389,616
Frontdoor, Inc. (a)(b)	1,451,980	34,092,490
Grand Canyon Education, Inc. (a)	155,787	12,677,946
H&R Block, Inc.	34,984	1,574,280
Mister Car Wash, Inc. (a)(b)	213,587	2,116,647
Perdoceo Education Corp. (a)(b)	50,906	589,491
Service Corp. International	124,501	7,682,957
Stride, Inc. (a)(b)	651,535	24,849,545
Terminix Global Holdings, Inc. (a)	88,071	3,756,228
WW International, Inc. (a)	38,641	201,706
		110,538,172
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	102,400	3,656,704
Bowlero Corp. Class A (a)(b)	675,111	7,979,812
Brinker International, Inc. (a)(b)	38,200	936,282
Choice Hotels International, Inc.	24,782	2,842,743
Churchill Downs, Inc.	64,541	12,720,386
Dine Brands Global, Inc. (b)	107,210	7,140,186
Domino's Pizza, Inc.	9,000	3,346,740
Expedia, Inc. (a)	24,455	2,510,306
Full House Resorts, Inc. (a)	273,679	1,844,596
Hilton Grand Vacations, Inc. (a)	160,960	6,563,949
International Game Technology PLC (b)	157,332	2,822,536
Krispy Kreme, Inc. (b)	140,636	1,652,473
Kura Sushi U.S.A., Inc. Class A (a)	103,352	7,726,596
Light & Wonder, Inc. Class A (a)	98,550	4,851,617
Papa John's International, Inc. (b)	90,677	7,329,422
Penn Entertainment, Inc. (a)	50,700	1,583,361
Planet Fitness, Inc. (a)	266,374	18,046,839
Six Flags Entertainment Corp. (a)(b)	65,837	1,458,290
Sportradar Holding AG (b)	380,471	4,185,181
Texas Roadhouse, Inc. Class A	41,748	3,705,552
Travel+Leisure Co.	133,567	5,663,241
Vail Resorts, Inc.	101,941	22,904,104
Wendy's Co.	515,070	9,879,043
Wingstop, Inc. (b)	22,518	2,563,899
Wyndham Hotels & Resorts, Inc.	47,900	3,129,786
		147,043,644
Household Durables - 1.2%
Cavco Industries, Inc. (a)	6,206	1,452,266
Ethan Allen Interiors, Inc.	15,968	379,559
Helen of Troy Ltd. (a)	17,539	2,168,347
KB Home	208,619	5,976,934
La-Z-Boy, Inc. (b)	123,103	3,248,688
M.D.C. Holdings, Inc. (b)	64,000	1,989,120
Meritage Homes Corp. (a)	23,067	1,807,299
Mohawk Industries, Inc. (a)	64,479	7,115,902
NVR, Inc. (a)	893	3,697,074
PulteGroup, Inc.	620,215	25,217,942
Skyline Champion Corp. (a)	72,859	4,128,920
Sony Group Corp. sponsored ADR	48,173	3,822,528
Taylor Morrison Home Corp. (a)	214,969	5,397,872
Tempur Sealy International, Inc.	338,589	8,468,111
Toll Brothers, Inc.	83,170	3,642,014
TopBuild Corp. (a)	47,116	8,658,036
Whirlpool Corp. (b)	48,344	7,570,670
		94,741,282
Internet & Direct Marketing Retail - 0.3%
CarParts.com, Inc. (a)	813,969	5,274,519
Etsy, Inc. (a)(b)	41,596	4,392,954
Farfetch Ltd. Class A (a)(b)	507,718	5,092,412
Liquidity Services, Inc. (a)	133,737	2,339,060
Lyft, Inc. (a)	254,620	3,750,553
Overstock.com, Inc. (a)(b)	36,890	962,829
PetMed Express, Inc. (b)	15,220	313,075
Porch Group, Inc. Class A (a)(b)	861,938	1,853,167
Qurate Retail, Inc. Series A	261,800	811,580
Revolve Group, Inc. (a)(b)	117,255	2,754,320
		27,544,469
Leisure Products - 0.6%
Brunswick Corp.	200,900	15,009,239
Callaway Golf Co. (a)(b)	550,711	12,187,234
Hasbro, Inc.	42,888	3,380,432
JAKKS Pacific, Inc. (a)	63,750	1,428,000
Latham Group, Inc. (a)(b)	431,874	2,466,001
Malibu Boats, Inc. Class A (a)	57,963	3,479,519
Polaris, Inc. (b)	87,741	9,938,423
Sturm, Ruger & Co., Inc. (b)	13,271	693,410
YETI Holdings, Inc. (a)	63,710	2,350,262
		50,932,520
Multiline Retail - 0.1%
Dillard's, Inc. Class A (b)	3,029	897,311
Kohl's Corp.	94,900	2,697,058
Macy's, Inc.	125,000	2,165,000
Nordstrom, Inc. (b)	52,003	889,771
Ollie's Bargain Outlet Holdings, Inc. (a)	73,342	4,056,546
		10,705,686
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc.	64,046	2,759,102
Advance Auto Parts, Inc.	111,681	18,833,884
American Eagle Outfitters, Inc.	86,585	974,947
Asbury Automotive Group, Inc. (a)(b)	33,882	5,911,731
AutoNation, Inc. (a)	29,061	3,621,001
Boot Barn Holdings, Inc. (a)	92,706	6,176,074
Burlington Stores, Inc. (a)	90,691	12,713,971
Destination XL Group, Inc. (a)	230,736	1,271,355
Five Below, Inc. (a)	72,530	9,275,136
Floor & Decor Holdings, Inc. Class A (a)	94,395	7,679,977
Foot Locker, Inc.	245,490	9,043,852
Genesco, Inc. (a)	28,381	1,605,797
Group 1 Automotive, Inc. (b)	46,187	8,248,536
Haverty Furniture Companies, Inc. (b)	115,103	3,087,062
Leslie's, Inc. (a)(b)	147,822	2,096,116
Lithia Motors, Inc. Class A (sub. vtg.)	45,363	12,041,155
MarineMax, Inc. (a)	34,655	1,259,363
Murphy U.S.A., Inc. (b)	44,158	12,813,327
National Vision Holdings, Inc. (a)(b)	111,686	3,711,326
Penske Automotive Group, Inc. (b)	64,197	7,569,468
Petco Health & Wellness Co., Inc. (a)(b)	157,108	2,344,051
Sally Beauty Holdings, Inc. (a)(b)	2,278,456	33,903,425
Signet Jewelers Ltd. (b)	38,569	2,521,256
Sleep Number Corp. (a)(b)	77,454	3,208,919
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	136,460	7,258,307
The Aaron's Co., Inc.	128,600	1,530,340
The Buckle, Inc.	22,152	715,067
The ODP Corp. (a)	99,500	3,557,125
TravelCenters of America LLC (a)	251,551	13,603,878
Victoria's Secret & Co. (a)	84,950	2,840,728
Williams-Sonoma, Inc. (b)	112,410	16,720,988
		218,897,264
Textiles, Apparel & Luxury Goods - 1.4%
Canada Goose Holdings, Inc. (a)(b)	212,606	3,829,034
Capri Holdings Ltd. (a)	128,592	6,066,971
Carter's, Inc. (b)	247,767	18,297,593
Crocs, Inc. (a)	178,268	13,138,352
Deckers Outdoor Corp. (a)	13,027	4,189,092
Hanesbrands, Inc. (b)	756,076	6,585,422
PVH Corp.	69,200	3,892,500
Ralph Lauren Corp.	92,901	8,484,648
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	763,848	28,873,454
Steven Madden Ltd.	166,828	4,856,363
Tapestry, Inc.	310,350	10,778,456
Under Armour, Inc. Class C (non-vtg.) (a)(b)	611,911	4,644,404
		113,636,289
TOTAL CONSUMER DISCRETIONARY		948,107,774
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
MGP Ingredients, Inc. (b)	27,322	2,990,666
Molson Coors Beverage Co. Class B	253,850	13,116,430
National Beverage Corp. (b)	17,596	975,874
		17,082,970
Food & Staples Retailing - 1.1%
Andersons, Inc.	117,160	4,338,435
BJ's Wholesale Club Holdings, Inc. (a)	358,808	26,727,608
Casey's General Stores, Inc.	46,197	9,875,533
Grocery Outlet Holding Corp. (a)	143,350	5,751,202
Ingles Markets, Inc. Class A (b)	102,148	8,941,014
Kroger Co.	117,641	5,639,710
Performance Food Group Co. (a)	342,940	17,140,141
PriceSmart, Inc.	37,815	2,392,555
SpartanNash Co.	71,900	2,187,917
Sprouts Farmers Market LLC (a)	124,700	3,603,830
U.S. Foods Holding Corp. (a)	93,027	2,848,487
Weis Markets, Inc. (b)	44,614	3,466,954
		92,913,386
Food Products - 1.3%
Archer Daniels Midland Co.	23,954	2,105,317
Bunge Ltd.	22,200	2,201,574
Darling Ingredients, Inc. (a)	24,399	1,855,788
Flowers Foods, Inc.	144,457	3,943,676
Fresh Del Monte Produce, Inc.	91,894	2,512,382
Freshpet, Inc. (a)(b)	94,498	4,113,498
Hostess Brands, Inc. Class A (a)	171,918	3,985,059
Ingredion, Inc.	145,526	12,670,949
J&J Snack Foods Corp. (b)	10,815	1,611,759
John B. Sanfilippo & Son, Inc.	6,442	520,063
Lamb Weston Holdings, Inc.	129,456	10,295,636
Lancaster Colony Corp. (b)	14,410	2,428,806
Nomad Foods Ltd. (a)	1,926,795	34,085,004
SunOpta, Inc. (a)(b)	1,040,366	10,330,834
The Hain Celestial Group, Inc. (a)	333,678	6,760,316
The J.M. Smucker Co.	20,900	2,925,791
Tootsie Roll Industries, Inc. (b)	12,944	463,784
		102,810,236
Household Products - 0.5%
Energizer Holdings, Inc. (b)	162,369	4,562,569
Reynolds Consumer Products, Inc. (b)	309,660	8,648,804
Spectrum Brands Holdings, Inc.	347,840	21,910,442
WD-40 Co. (b)	10,336	1,955,158
		37,076,973
Personal Products - 0.3%
elf Beauty, Inc. (a)	354,372	13,512,204
Herbalife Nutrition Ltd. (a)	71,741	1,871,723
MediFast, Inc.	35,780	4,489,674
Nu Skin Enterprises, Inc. Class A	36,234	1,483,420
The Honest Co., Inc. (a)(b)	255,305	921,651
USANA Health Sciences, Inc. (a)	8,807	568,228
		22,846,900
Tobacco - 0.2%
Turning Point Brands, Inc.	459,839	10,723,445
Universal Corp. (b)	47,546	2,426,748
Vector Group Ltd.	98,696	967,221
		14,117,414
TOTAL CONSUMER STAPLES		286,847,879
ENERGY - 3.5%
Energy Equipment & Services - 0.4%
Cactus, Inc.	93,520	3,736,124
Championx Corp.	217,535	4,744,438
Diamond Offshore Drilling, Inc. (a)(b)	105,325	748,861
Helmerich & Payne, Inc.	169,470	7,244,843
Nextier Oilfield Solutions, Inc. (a)	336,836	3,156,153
Noble Corp. (a)	45,551	1,382,473
Pason Systems, Inc.	426,455	4,513,439
Patterson-UTI Energy, Inc.	330,330	4,921,917
ProPetro Holding Corp. (a)	231,214	2,117,920
		32,566,168
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (a)	206,426	8,273,554
APA Corp.	196,177	7,672,482
Archaea Energy, Inc. (a)	112,157	2,216,222
Baytex Energy Corp. (a)	196,715	1,020,951
Cameco Corp.	280,420	8,174,243
Cardinal Energy Ltd.	137,702	877,162
Centennial Resource Development, Inc. Class A (a)	688,554	5,666,799
Chesapeake Energy Corp. (b)	26,832	2,696,348
Chord Energy Corp.	38,368	5,430,990
CNX Resources Corp. (a)	59,200	1,046,064
Coterra Energy, Inc.	54,676	1,690,035
Delek U.S. Holdings, Inc.	203,189	5,740,089
Devon Energy Corp.	127,600	9,011,112
DHT Holdings, Inc.	211,774	1,653,955
Diamondback Energy, Inc.	103,022	13,730,772
Enerplus Corp. (b)	360,231	5,551,160
Enviva, Inc. (b)	132,881	9,237,887
Green Plains, Inc. (a)	73,559	2,694,466
HF Sinclair Corp.	416,884	21,940,605
Kistos PLC (a)	567,431	3,691,434
Kosmos Energy Ltd. (a)	1,249,072	8,830,939
Laredo Petroleum, Inc. (a)	130,288	10,111,652
Magnolia Oil & Gas Corp. Class A	445,070	10,623,821
Matador Resources Co. (b)	192,543	11,475,563
National Energy Services Reunited Corp. (a)	239,952	1,684,463
Navigator Holdings Ltd. (a)	163,026	1,970,984
Northern Oil & Gas, Inc.	257,735	8,154,735
Ovintiv, Inc.	200,911	10,676,411
Par Pacific Holdings, Inc. (a)	167,851	3,155,599
PBF Energy, Inc. Class A (a)	185,337	6,331,112
PDC Energy, Inc.	166,384	11,299,137
Range Resources Corp.	121,118	3,979,937
Serica Energy PLC	438,292	1,901,727
SFL Corp. Ltd.	280,009	2,996,096
Sitio Royalties Corp. (b)	7,461	189,808
SM Energy Co.	181,726	8,008,665
Targa Resources Corp.	10,800	736,884
Vermilion Energy, Inc. (b)	108,473	2,897,314
Viper Energy Partners LP	493,731	15,068,670
World Fuel Services Corp. (b)	363,624	9,381,499
		247,491,346
TOTAL ENERGY		280,057,514
FINANCIALS - 11.6%
Banks - 4.1%
Ameris Bancorp	40,935	1,910,846
Associated Banc-Corp.	223,000	4,468,920
Bancorp, Inc., Delaware (a)	121,100	2,872,492
Bank OZK	103,254	4,184,885
BankUnited, Inc.	418,548	15,507,203
Cathay General Bancorp (b)	102,900	4,315,626
Citizens Financial Group, Inc.	122,500	4,493,300
Columbia Banking Systems, Inc. (b)	65,153	1,951,332
Comerica, Inc.	144,585	11,610,176
Commerce Bancshares, Inc.	106,260	7,307,500
Cullen/Frost Bankers, Inc. (b)	63,475	8,249,211
Customers Bancorp, Inc. (a)	98,405	3,413,669
East West Bancorp, Inc.	103,590	7,476,090
Fifth Third Bancorp	67,000	2,288,050
First Bancorp, Puerto Rico	694,320	9,928,776
First Citizens Bancshares, Inc.	20,318	16,497,403
First Hawaiian, Inc.	506,276	13,016,356
First Horizon National Corp.	262,044	5,927,435
First Merchants Corp.	83,962	3,343,367
Fulton Financial Corp.	239,600	3,888,708
Hancock Whitney Corp.	82,900	3,998,267
Hanmi Financial Corp.	108,800	2,689,536
HomeStreet, Inc.	66,800	2,325,308
Hope Bancorp, Inc.	340,100	4,921,247
Huntington Bancshares, Inc.	291,003	3,899,440
KeyCorp	396,900	7,021,161
Midland States Bancorp, Inc.	84,421	2,118,123
OFG Bancorp	100,700	2,739,040
PacWest Bancorp	448,346	11,804,950
Pathward Financial, Inc.	22,512	741,996
Peoples Bancorp, Inc.	40,051	1,197,124
Pinnacle Financial Partners, Inc.	85,208	6,877,138
Preferred Bank, Los Angeles	34,143	2,316,261
Regions Financial Corp.	294,000	6,370,980
ServisFirst Bancshares, Inc.	97,618	8,235,054
Signature Bank	78,102	13,617,865
Silvergate Capital Corp. (a)	16,454	1,499,288
Southstate Corp.	29,490	2,301,400
SVB Financial Group (a)	30,704	12,481,790
Synovus Financial Corp.	330,501	13,272,920
Texas Capital Bancshares, Inc. (a)	151,529	8,944,757
Umpqua Holdings Corp.	304,665	5,404,757
Valley National Bancorp	288,936	3,357,436
Webster Financial Corp.	237,151	11,157,955
WesBanco, Inc.	25,853	884,431
Western Alliance Bancorp.	246,392	18,903,194
Wintrust Financial Corp.	278,201	23,463,472
Zions Bancorp NA	347,545	19,125,401
		334,321,636
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	24,100	3,069,376
Ares Management Corp.	71,180	5,277,285
Artisan Partners Asset Management, Inc. (b)	109,662	3,702,189
Blucora, Inc. (a)	65,159	1,308,393
Bridge Investment Group Holdings, Inc.	17,714	288,915
Carlyle Group LP	101,069	3,287,775
Cboe Global Markets, Inc.	80,131	9,453,054
Cohen & Steers, Inc. (b)	18,957	1,353,151
Coinbase Global, Inc. (a)(b)	21,449	1,432,793
Diamond Hill Investment Group, Inc. (b)	2,392	409,152
Donnelley Financial Solutions, Inc. (a)	97,848	4,153,648
Evercore, Inc. Class A	161,669	15,146,769
FactSet Research Systems, Inc.	28,407	12,309,889
Federated Hermes, Inc. (b)	70,397	2,397,722
Focus Financial Partners, Inc. Class A (a)	260,835	10,211,690
GQG Partners, Inc. unit	489,936	535,508
Hamilton Lane, Inc. Class A	26,401	1,836,982
Houlihan Lokey	63,778	5,006,573
Jefferies Financial Group, Inc.	154,224	4,949,048
Lazard Ltd. Class A	141,391	5,139,563
LPL Financial	173,318	38,360,473
MarketAxess Holdings, Inc.	9,653	2,399,639
Moelis & Co. Class A (b)	440,391	18,346,689
Morningstar, Inc.	46,624	10,629,806
Open Lending Corp. (a)	48,042	466,488
P10, Inc. (b)	842,908	10,519,492
PJT Partners, Inc.	74,537	5,159,451
SEI Investments Co.	79,436	4,345,149
Sprott, Inc. (b)	382,239	14,418,055
StepStone Group, Inc. Class A	420,403	11,472,798
Stifel Financial Corp.	160,870	9,541,200
Victory Capital Holdings, Inc.	655,218	17,546,738
WisdomTree Investments, Inc. (b)	1,466,205	7,345,687
		241,821,140
Consumer Finance - 0.6%
Ally Financial, Inc.	167,300	5,554,360
Atlanticus Holdings Corp. (a)(b)	4,104	116,841
Credit Acceptance Corp. (a)(b)	6,074	3,231,854
Encore Capital Group, Inc. (a)(b)	24,765	1,354,150
Enova International, Inc. (a)	84,031	2,936,043
FirstCash Holdings, Inc.	18,300	1,426,668
Navient Corp.	474,167	7,297,430
OneMain Holdings, Inc.	102,500	3,580,325
PRA Group, Inc. (a)(b)	88,915	3,284,520
Regional Management Corp.	71,100	2,395,359
SLM Corp.	1,021,667	15,611,072
		46,788,622
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	12,573	388,631
Acacia Research Corp. (a)(b)	1,821,153	8,176,977
Banco Latinoamericano de Comercio Exterior SA Series E (b)	75,700	1,105,220
Cannae Holdings, Inc. (a)	675,815	14,604,362
Voya Financial, Inc. (b)	70,000	4,307,100
		28,582,290
Insurance - 2.8%
Alleghany Corp. (a)	4,275	3,596,045
American Equity Investment Life Holding Co.	248,891	9,457,858
American Financial Group, Inc.	126,946	16,208,465
Amerisafe, Inc.	14,061	672,397
Assurant, Inc.	47,615	7,546,501
Assured Guaranty Ltd.	79,515	4,060,831
Axis Capital Holdings Ltd.	252,055	13,396,723
BRP Group, Inc. (a)	75,800	2,380,120
CNA Financial Corp. (b)	209,882	8,072,062
CNO Financial Group, Inc. (b)	339,200	6,244,672
Crawford & Co. Class B	124,426	734,113
Employers Holdings, Inc.	57,327	2,244,925
Erie Indemnity Co. Class A	18,130	3,896,681
Everest Re Group Ltd.	25,571	6,879,878
Fidelity National Financial, Inc.	82,046	3,207,999
First American Financial Corp.	181,295	9,699,283
Genworth Financial, Inc. Class A (a)	1,903,678	8,033,521
Globe Life, Inc.	30,109	2,926,294
Hanover Insurance Group, Inc.	77,092	9,974,934
Heritage Insurance Holdings, Inc.	127,900	337,656
Kemper Corp.	136,470	6,277,620
Kinsale Capital Group, Inc.	83,708	21,226,675
Lincoln National Corp.	119,600	5,508,776
Old Republic International Corp.	467,142	10,202,381
Primerica, Inc.	19,700	2,496,975
ProAssurance Corp. (b)	169,841	3,632,899
Reinsurance Group of America, Inc.	35,500	4,450,280
RenaissanceRe Holdings Ltd.	29,640	4,009,106
RLI Corp. (b)	126,598	13,895,396
Selective Insurance Group, Inc.	84,588	6,717,979
Trupanion, Inc. (a)(b)	65,400	4,615,932
Universal Insurance Holdings, Inc.	101,536	1,212,340
Unum Group	121,200	4,587,420
White Mountains Insurance Group Ltd.	14,597	19,997,890
		228,402,627
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	189,194	2,260,868
Annaly Capital Management, Inc.	414,200	2,671,590
Ares Commercial Real Estate Corp.	95,429	1,258,709
Blackstone Mortgage Trust, Inc.	74,621	2,162,517
MFA Financial, Inc.	104,800	1,145,464
Redwood Trust, Inc.	266,700	2,066,925
Rithm Capital Corp.	635,100	5,988,993
Starwood Property Trust, Inc.	175,396	4,021,830
		21,576,896
Thrifts & Mortgage Finance - 0.5%
Axos Financial, Inc. (a)	75,724	3,163,749
Essent Group Ltd.	169,022	6,759,190
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	58,078	6,344,441
Merchants Bancorp	18,185	490,449
MGIC Investment Corp.	261,047	3,730,362
Mr. Cooper Group, Inc. (a)	44,994	1,903,246
NMI Holdings, Inc. (a)	73,530	1,509,571
Ocwen Financial Corp. (a)(b)	47,818	1,251,875
PennyMac Financial Services, Inc. (b)	46,133	2,450,585
Radian Group, Inc.	196,700	4,152,337
Walker & Dunlop, Inc.	57,409	5,767,308
		37,523,113
TOTAL FINANCIALS		939,016,324
HEALTH CARE - 11.0%
Biotechnology - 1.9%
ACADIA Pharmaceuticals, Inc. (a)	73,343	1,205,025
ADC Therapeutics SA (a)(b)	90,699	618,567
Agios Pharmaceuticals, Inc. (a)(b)	169,823	4,330,487
Albireo Pharma, Inc. (a)(b)	126,216	2,208,780
Amicus Therapeutics, Inc. (a)	42,849	481,194
Anika Therapeutics, Inc. (a)	116,488	2,632,629
Applied Genetic Technologies Corp. (a)(b)	1,216,061	488,613
Arcus Biosciences, Inc. (a)	64,300	1,548,344
Arrowhead Pharmaceuticals, Inc. (a)	58,050	2,305,166
Ascendis Pharma A/S sponsored ADR (a)	41,474	3,714,826
Avid Bioservices, Inc. (a)	100,132	1,724,273
Biohaven Pharmaceutical Holding Co. Ltd. (a)	34,532	5,157,354
BioMarin Pharmaceutical, Inc. (a)	26,244	2,340,965
Blueprint Medicines Corp. (a)	106,572	7,803,202
C4 Therapeutics, Inc. (a)(b)	477,107	4,809,239
CareDx, Inc. (a)	392,547	7,689,996
Catalyst Pharmaceutical Partners, Inc. (a)	182,900	2,476,466
Celldex Therapeutics, Inc. (a)	14,100	428,640
Coherus BioSciences, Inc. (a)	176,350	1,971,593
Day One Biopharmaceuticals, Inc. (a)(b)	68,900	1,618,461
Erasca, Inc. (a)(b)	116,790	1,053,446
Exelixis, Inc. (a)	152,600	2,707,124
Fate Therapeutics, Inc. (a)(b)	30,649	801,165
Halozyme Therapeutics, Inc. (a)	66,508	2,708,871
Heron Therapeutics, Inc. (a)(b)	567,024	2,319,128
Horizon Therapeutics PLC (a)	28,330	1,677,419
Insmed, Inc. (a)(b)	35,585	876,103
Intellia Therapeutics, Inc. (a)	35,320	2,121,319
Iovance Biotherapeutics, Inc. (a)	179,489	1,924,122
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	588,100	6,327,956
Karuna Therapeutics, Inc. (a)	12,528	3,195,392
Karyopharm Therapeutics, Inc. (a)	86,703	438,717
Legend Biotech Corp. ADR (a)	128,031	5,952,161
Ligand Pharmaceuticals, Inc. Class B (a)	28,533	2,636,164
Mirati Therapeutics, Inc. (a)	17,581	1,424,588
Natera, Inc. (a)	82,693	4,073,457
Neurocrine Biosciences, Inc. (a)	61,790	6,465,088
Oyster Point Pharma, Inc. (a)(b)	115,496	721,850
Puma Biotechnology, Inc. (a)	24,520	65,714
PureTech Health PLC (a)	704,642	2,034,178
RAPT Therapeutics, Inc. (a)	132,650	3,543,082
Relay Therapeutics, Inc. (a)(b)	219,888	5,050,827
Repligen Corp. (a)	38,425	8,429,292
Springworks Therapeutics, Inc. (a)(b)	259,118	7,195,707
Ultragenyx Pharmaceutical, Inc. (a)	43,748	2,086,342
United Therapeutics Corp. (a)	73,448	16,644,786
Veracyte, Inc. (a)(b)	290,174	5,919,550
Vir Biotechnology, Inc. (a)	66,586	1,581,418
		155,528,786
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	2,263	586,751
Atricure, Inc. (a)	124,610	5,684,708
Atrion Corp. (b)	1,046	631,732
AxoGen, Inc. (a)	1,128,510	10,574,139
Axonics Modulation Technologies, Inc. (a)	71,200	5,144,200
Bausch + Lomb Corp. (a)(b)	135,531	2,016,701
CryoPort, Inc. (a)(b)	45,669	1,491,550
Cutera, Inc. (a)(b)	62,300	2,974,825
Enovis Corp. (a)	27,346	1,385,075
Envista Holdings Corp. (a)	569,268	21,114,150
Globus Medical, Inc. (a)	112,676	6,669,292
Haemonetics Corp. (a)	37,547	2,817,151
Hologic, Inc. (a)	150,536	10,170,212
ICU Medical, Inc. (a)	69,024	10,974,816
Inari Medical, Inc. (a)(b)	69,203	4,799,228
Insulet Corp. (a)	10,635	2,716,923
Integra LifeSciences Holdings Corp. (a)	204,104	9,737,802
iRhythm Technologies, Inc. (a)	42,910	6,327,080
Lantheus Holdings, Inc. (a)	71,930	5,668,084
LeMaitre Vascular, Inc. (b)	13,954	689,049
Meridian Bioscience, Inc. (a)	32,838	1,070,190
Merit Medical Systems, Inc. (a)	220,379	13,053,048
Neogen Corp. (a)(b)	78,169	1,633,732
Nevro Corp. (a)	114,236	5,177,176
Omnicell, Inc. (a)	62,042	6,346,276
QuidelOrtho Corp. (a)	389,135	30,842,840
Silk Road Medical, Inc. (a)(b)	103,523	4,123,321
Staar Surgical Co. (a)	38,922	3,681,632
STERIS PLC	163,952	33,016,654
Tandem Diabetes Care, Inc. (a)	49,700	2,273,278
Teleflex, Inc.	62,886	14,228,586
The Cooper Companies, Inc.	20,630	5,929,887
Utah Medical Products, Inc.	2,562	235,448
		233,785,536
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)	185,837	15,225,625
agilon health, Inc. (a)(b)	144,328	2,999,136
Amedisys, Inc. (a)	61,115	7,239,072
AMN Healthcare Services, Inc. (a)	57,603	5,912,372
Apollo Medical Holdings, Inc. (a)(b)	9,932	428,367
Castle Biosciences, Inc. (a)(b)	112,758	3,269,982
Chemed Corp.	46,664	22,220,930
Corvel Corp. (a)	7,099	1,103,043
DaVita HealthCare Partners, Inc. (a)	59,000	5,032,110
dentalcorp Holdings Ltd. (a)(b)	890,152	7,008,164
Encompass Health Corp.	230,678	11,204,030
Guardant Health, Inc. (a)	105,039	5,258,252
HealthEquity, Inc. (a)	395,258	26,118,649
Henry Schein, Inc. (a)	435,363	31,959,998
Molina Healthcare, Inc. (a)	56,543	19,075,912
National Research Corp. Class A	10,332	352,425
Owens & Minor, Inc.	133,951	3,952,894
Patterson Companies, Inc.	141,249	3,939,435
Pediatrix Medical Group, Inc. (a)	950,084	16,930,497
PetIQ, Inc. Class A (a)(b)	192,047	1,793,719
Premier, Inc.	679,902	23,959,746
Privia Health Group, Inc. (a)	142,143	5,655,870
Quest Diagnostics, Inc.	33,900	4,248,009
R1 Rcm, Inc. (a)	810,341	17,705,951
Select Medical Holdings Corp. (b)	153,600	3,938,304
Tenet Healthcare Corp. (a)	63,900	3,610,350
U.S. Physical Therapy, Inc. (b)	9,376	774,551
Universal Health Services, Inc. Class B (b)	128,167	12,539,859
		263,457,252
Health Care Technology - 0.6%
Certara, Inc. (a)	763,892	11,970,188
Change Healthcare, Inc. (a)	981,951	24,126,536
Definitive Healthcare Corp. (b)	301,432	6,052,755
Doximity, Inc. (a)(b)	32,851	1,090,325
Health Catalyst, Inc. (a)	187,494	2,249,928
iCAD, Inc. (a)	228,344	687,315
Simulations Plus, Inc. (b)	11,411	685,231
		46,862,278
Life Sciences Tools & Services - 1.6%
Avantor, Inc. (a)	272,329	6,783,715
Azenta, Inc.	45,472	2,396,829
Bio-Rad Laboratories, Inc. Class A (a)	23,216	11,260,689
Bruker Corp.	132,956	7,445,536
Harvard Bioscience, Inc. (a)	945,270	3,119,391
ICON PLC (a)(b)	72,109	15,130,631
Maravai LifeSciences Holdings, Inc. (a)	55,317	1,154,466
Medpace Holdings, Inc. (a)(b)	61,783	9,119,789
Quanterix Corp. (a)	241,145	2,254,706
Sotera Health Co. (a)(b)	879,704	14,875,795
Stevanato Group SpA	233,932	3,883,271
Syneos Health, Inc. (a)	582,344	35,004,698
Thermo Fisher Scientific, Inc.	6,863	3,742,531
West Pharmaceutical Services, Inc.	44,037	13,065,338
		129,237,385
Pharmaceuticals - 0.7%
Aerie Pharmaceuticals, Inc. (a)	106,709	1,611,306
Amphastar Pharmaceuticals, Inc. (a)	169,779	5,025,458
Arvinas Holding Co. LLC (a)	155,755	6,594,667
Bayer AG sponsored ADR	352,203	4,649,080
Catalent, Inc. (a)	187,383	16,489,704
Innoviva, Inc. (a)	206,000	2,710,960
Intra-Cellular Therapies, Inc. (a)	95,083	4,778,872
Jazz Pharmaceuticals PLC (a)	35,400	5,494,788
Lannett Co., Inc. (a)(b)	177,600	89,493
Pacira Biosciences, Inc. (a)	56,046	2,941,294
Perrigo Co. PLC	45,302	1,695,201
Phathom Pharmaceuticals, Inc. (a)(b)	130,181	1,111,746
Prestige Brands Holdings, Inc. (a)	41,979	2,123,298
Revance Therapeutics, Inc. (a)	82,802	1,647,760
Supernus Pharmaceuticals, Inc. (a)	68,882	2,357,831
		59,321,458
TOTAL HEALTH CARE		888,192,695
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	58,938	6,876,886
BWX Technologies, Inc.	75,478	3,934,668
Curtiss-Wright Corp.	94,177	13,861,913
HEICO Corp. Class A	33,800	4,143,204
Hexcel Corp.	34,530	2,025,875
Howmet Aerospace, Inc.	156,820	5,556,133
Huntington Ingalls Industries, Inc.	28,819	6,635,863
L3Harris Technologies, Inc.	19,742	4,504,927
Moog, Inc. Class A	48,900	3,666,522
Rocket Lab U.S.A., Inc. Class A (a)(b)	745,488	4,100,184
Spirit AeroSystems Holdings, Inc. Class A	260,360	7,836,836
Textron, Inc.	37,803	2,358,151
Woodward, Inc.	173,536	16,150,996
		81,652,158
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	723,106	21,787,184
Atlas Air Worldwide Holdings, Inc. (a)	26,230	2,620,902
C.H. Robinson Worldwide, Inc. (b)	93,082	10,625,310
Forward Air Corp.	121,797	11,819,181
GXO Logistics, Inc. (a)	21,179	939,924
Hub Group, Inc. Class A (a)	33,154	2,646,021
		50,438,522
Airlines - 0.2%
Alaska Air Group, Inc. (a)	283,729	12,359,235
JetBlue Airways Corp. (a)	100,600	783,674
SkyWest, Inc. (a)	179,100	3,813,039
		16,955,948
Building Products - 1.7%
A.O. Smith Corp.	99,210	5,600,405
Allegion PLC	67,713	6,439,506
Apogee Enterprises, Inc.	70,192	2,866,641
Armstrong World Industries, Inc.	205,793	17,284,554
Builders FirstSource, Inc. (a)	31,100	1,822,771
Carlisle Companies, Inc.	47,550	14,058,633
Fortune Brands Home & Security, Inc.	240,595	14,779,751
Gibraltar Industries, Inc. (a)	12,287	514,211
Hayward Holdings, Inc. (a)(b)	629,600	6,617,096
Lennox International, Inc.	40,349	9,688,602
Masonite International Corp. (a)	168,372	13,776,197
Owens Corning	83,500	6,824,455
Resideo Technologies, Inc. (a)	243,873	5,077,436
Simpson Manufacturing Co. Ltd. (b)	119,731	11,091,880
Tecnoglass, Inc. (b)	466,208	10,154,010
Trex Co., Inc. (a)	111,189	5,202,533
		131,798,681
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	155,402	7,210,653
ACCO Brands Corp.	398,357	2,362,257
ACV Auctions, Inc. Class A (a)	1,939,938	16,508,872
Charah Solutions, Inc. (a)	1,272,225	3,256,896
Cimpress PLC (a)	138,737	4,658,788
Clean Harbors, Inc. (a)	42,022	4,934,223
CoreCivic, Inc. (a)	943,933	8,995,681
Deluxe Corp. (b)	56,100	1,079,364
Driven Brands Holdings, Inc. (a)	387,087	12,166,144
Ennis, Inc.	19,627	416,681
IAA, Inc. (a)	329,264	12,268,377
Marlowe PLC (a)	1,699,706	12,716,092
Millerknoll, Inc. (b)	209,630	5,802,558
MSA Safety, Inc.	99,243	11,796,023
Ritchie Bros. Auctioneers, Inc.	507,979	35,223,264
Rollins, Inc.	170,876	5,768,774
Steelcase, Inc. Class A (b)	190,595	2,130,852
Stericycle, Inc. (a)	192,389	9,636,765
Tetra Tech, Inc.	82,403	11,191,151
The Brink's Co.	83,193	4,598,909
UniFirst Corp.	77,683	14,003,138
Viad Corp. (a)	95,850	3,659,553
Waste Connections, Inc. (United States)	98,284	13,679,167
		204,064,182
Construction & Engineering - 1.1%
AECOM	152,633	11,165,104
Arcosa, Inc.	167,480	9,789,206
Argan, Inc.	155,924	5,393,411
Comfort Systems U.S.A., Inc.	103,820	10,417,299
Dycom Industries, Inc. (a)	77,199	8,655,552
EMCOR Group, Inc.	80,710	9,598,033
MDU Resources Group, Inc.	235,754	7,107,983
MYR Group, Inc. (a)	12,275	1,140,839
Willscot Mobile Mini Holdings (a)	692,903	27,813,126
		91,080,553
Electrical Equipment - 1.6%
Acuity Brands, Inc.	42,737	7,005,876
AMETEK, Inc.	39,972	4,803,036
Array Technologies, Inc. (a)	133,578	2,791,780
Atkore, Inc. (a)	233,517	19,711,170
Babcock & Wilcox Enterprises, Inc. (a)	419,445	3,347,171
EnerSys	65,839	4,106,378
Generac Holdings, Inc. (a)	120,770	26,618,916
Hubbell, Inc. Class B	5,907	1,218,614
nVent Electric PLC	122,287	4,030,580
Regal Rexnord Corp.	86,208	11,861,359
Sensata Technologies, Inc. PLC	768,188	30,942,613
Vertiv Holdings Co.	942,140	10,862,874
		127,300,367
Machinery - 3.5%
AGCO Corp.	137,626	14,961,322
Allison Transmission Holdings, Inc.	352,234	12,772,005
Altra Industrial Motion Corp.	80,680	3,061,806
Barnes Group, Inc.	33,821	1,050,142
Chart Industries, Inc. (a)(b)	10,900	2,113,074
Crane Holdings Co.	73,532	6,938,480
Donaldson Co., Inc.	93,257	4,788,747
Douglas Dynamics, Inc.	146,902	4,274,848
ESAB Corp.	99,237	4,077,648
Flowserve Corp.	105,800	3,223,726
Gorman-Rupp Co.	17,143	452,747
Graco, Inc.	162,253	10,358,232
Hillenbrand, Inc.	61,760	2,573,539
Hillman Solutions Corp. Class A (a)(b)	917,135	7,694,763
IDEX Corp.	104,619	21,050,389
Ingersoll Rand, Inc.	169,259	8,017,799
ITT, Inc.	117,830	8,546,210
John Bean Technologies Corp.	50,845	5,250,255
Lincoln Electric Holdings, Inc.	150,699	20,599,046
Middleby Corp. (a)	120,152	17,280,261
Mueller Industries, Inc.	101,310	6,399,753
Nordson Corp.	87,007	19,765,380
Omega Flex, Inc. (b)	2,284	230,730
Oshkosh Corp.	77,561	6,186,265
RBC Bearings, Inc. (a)(b)	72,096	17,352,065
Snap-On, Inc.	98,804	21,525,439
Tennant Co. (b)	157,004	9,475,191
Terex Corp.	47,703	1,584,694
Timken Co. (b)	158,000	9,952,420
Toro Co.	329,952	27,362,919
Wabash National Corp.	147,576	2,427,625
Watts Water Technologies, Inc. Class A	20,031	2,774,694
		284,122,214
Marine - 0.5%
Genco Shipping & Trading Ltd.	31,600	433,236
Kirby Corp. (a)(b)	281,088	18,849,761
Matson, Inc.	169,499	12,485,296
Star Bulk Carriers Corp. (b)	326,000	6,373,300
		38,141,593
Professional Services - 2.2%
Alight, Inc. Class A (a)	5,074,816	39,989,550
ASGN, Inc. (a)	76,132	7,361,964
Barrett Business Services, Inc.	5,661	456,503
Booz Allen Hamilton Holding Corp. Class A	23,365	2,236,031
CACI International, Inc. Class A (a)	53,131	14,922,904
CBIZ, Inc. (a)	365,132	15,941,663
Dun & Bradstreet Holdings, Inc. (b)	554,360	7,899,630
Exponent, Inc.	39,343	3,692,734
First Advantage Corp. (a)	374,882	5,188,367
FTI Consulting, Inc. (a)(b)	19,205	3,084,323
Heidrick & Struggles International, Inc.	68,324	1,944,501
Insperity, Inc.	26,028	2,837,573
Kforce, Inc.	15,188	831,087
Korn Ferry	75,900	4,623,828
Leidos Holdings, Inc.	41,185	3,914,634
Manpower, Inc.	56,200	4,120,584
Robert Half International, Inc.	152,568	11,743,159
Science Applications International Corp.	153,201	13,952,015
Sterling Check Corp. (b)	244,565	5,204,343
TransUnion Holding Co., Inc.	184,837	13,653,909
TriNet Group, Inc. (a)	175,241	14,439,858
		178,039,160
Road & Rail - 1.0%
ArcBest Corp.	63,794	5,137,331
Daseke, Inc. (a)	808,957	4,902,279
Heartland Express, Inc.	213,499	3,234,510
Knight-Swift Transportation Holdings, Inc. Class A	419,184	21,172,984
Landstar System, Inc.	133,435	19,565,574
Ryder System, Inc.	42,000	3,210,480
TFI International, Inc.	52,030	5,192,074
Werner Enterprises, Inc.	45,293	1,802,208
XPO Logistics, Inc. (a)	305,881	16,034,282
		80,251,722
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	63,100	2,294,316
Alta Equipment Group, Inc.	599,865	7,060,411
BlueLinx Corp. (a)	102,343	7,174,244
Boise Cascade Co. (b)	29,698	1,851,076
Custom Truck One Source, Inc. Class A (a)(b)	977,162	6,429,726
EVI Industries, Inc. (a)(b)	316,770	3,959,625
H&E Equipment Services, Inc.	47,089	1,490,838
Hardwoods Distribution, Inc.	64,078	1,455,211
Herc Holdings, Inc.	74,710	8,407,116
MSC Industrial Direct Co., Inc. Class A	70,360	5,573,216
SiteOne Landscape Supply, Inc. (a)(b)	73,378	9,183,990
Titan Machinery, Inc. (a)	40,854	1,257,486
Triton International Ltd. (b)	101,300	6,036,467
Univar Solutions, Inc. (a)	232,304	5,858,707
Watsco, Inc. (b)	24,006	6,530,352
WESCO International, Inc. (a)	117,526	15,475,824
		90,038,605
TOTAL INDUSTRIALS		1,373,883,705
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.6%
CalAmp Corp. (a)	185,641	1,147,261
Cambium Networks Corp. (a)(b)	22,394	435,787
Ciena Corp. (a)	75,940	3,853,196
CommScope Holding Co., Inc. (a)	400,461	4,525,209
Digi International, Inc. (a)	49,773	1,647,984
DZS, Inc. (a)	45,322	603,236
Extreme Networks, Inc. (a)	251,892	3,609,612
F5, Inc. (a)	18,403	2,890,375
Juniper Networks, Inc.	245,504	6,977,224
Lantronix, Inc. (a)(b)	1,108,375	6,716,753
Lumentum Holdings, Inc. (a)	111,910	9,350,081
NetScout Systems, Inc. (a)	53,720	1,705,073
Radware Ltd. (a)	69,374	1,488,766
		44,950,557
Electronic Equipment & Components - 2.6%
Arlo Technologies, Inc. (a)	156,531	953,274
Arrow Electronics, Inc. (a)	93,444	9,793,866
Avnet, Inc.	339,033	14,880,158
Badger Meter, Inc. (b)	22,085	2,091,229
Bel Fuse, Inc. Class B (non-vtg.)	125,469	3,565,829
Belden, Inc.	219,950	14,402,326
Cognex Corp.	486,463	20,484,957
CTS Corp. (b)	23,400	990,288
ePlus, Inc. (a)	159,530	7,517,054
Fabrinet (a)	26,909	2,767,322
Flex Ltd. (a)	237,293	4,226,188
Identiv, Inc. (a)(b)	1,047,014	15,621,449
Insight Enterprises, Inc. (a)	70,335	6,408,925
IPG Photonics Corp. (a)	25,962	2,351,898
Jabil, Inc.	130,900	7,893,270
Littelfuse, Inc.	17,723	4,204,250
Methode Electronics, Inc. Class A (b)	47,000	1,901,620
Napco Security Technologies, Inc. (b)	21,885	649,109
National Instruments Corp.	95,864	3,811,553
Novanta, Inc. (a)	42,726	5,712,039
Par Technology Corp. (a)(b)	182,519	6,424,669
Powerfleet, Inc. (a)	1,306,697	4,168,363
Richardson Electronics Ltd.	340,941	5,533,472
Rogers Corp. (a)	13,615	3,410,830
Sanmina Corp. (a)	137,398	6,666,551
ScanSource, Inc. (a)	71,700	2,077,149
TD SYNNEX Corp.	210,249	20,242,774
Trimble, Inc. (a)	269,996	17,077,247
TTM Technologies, Inc. (a)	142,900	2,247,817
Vishay Intertechnology, Inc.	145,800	2,867,886
Vontier Corp.	281,641	6,173,571
Zebra Technologies Corp. Class A (a)	9,838	2,967,534
		210,084,467
IT Services - 3.0%
Amdocs Ltd.	116,685	9,973,067
Broadridge Financial Solutions, Inc.	58,189	9,960,211
Cass Information Systems, Inc.	8,545	313,431
Computer Services, Inc.	472,187	26,867,440
Concentrix Corp.	87,400	10,993,172
CSG Systems International, Inc.	23,749	1,373,880
Digitalocean Holdings, Inc. (a)(b)	85,573	3,601,768
DXC Technology Co. (a)	123,247	3,054,061
Euronet Worldwide, Inc. (a)	200,298	17,758,421
EVERTEC, Inc.	124,056	4,168,282
EVO Payments, Inc. Class A (a)	34,437	1,147,441
ExlService Holdings, Inc. (a)	24,208	4,059,924
Fidelity National Information Services, Inc.	26,146	2,388,960
Flywire Corp. (a)	172,310	4,283,627
Gartner, Inc. (a)	24,102	6,876,783
Genpact Ltd.	257,115	12,079,263
Globant SA (a)	19,681	4,148,164
GoDaddy, Inc. (a)	153,760	11,658,083
Hackett Group, Inc.	20,226	415,240
i3 Verticals, Inc. Class A (a)(b)	296,304	6,921,661
International Money Express, Inc. (a)	318,493	7,134,243
Jack Henry & Associates, Inc.	40,058	7,699,148
Maximus, Inc.	45,974	2,785,565
MongoDB, Inc. Class A (a)	20,700	6,683,202
Okta, Inc. (a)	42,991	3,929,377
Perficient, Inc. (a)	23,947	1,870,261
Rackspace Technology, Inc. (a)(b)	282,507	1,259,981
Repay Holdings Corp. (a)	71,725	666,325
Shift4 Payments, Inc. (a)(b)	94,485	4,279,226
SolarWinds, Inc. (b)	57,525	521,752
SS&C Technologies Holdings, Inc.	241,228	13,450,873
The Western Union Co.	298,526	4,424,155
Ttec Holdings, Inc.	36,041	1,886,746
Twilio, Inc. Class A (a)	25,300	1,760,374
Unisys Corp. (a)	1,837,765	17,109,592
WEX, Inc. (a)	127,080	19,602,090
Wix.com Ltd. (a)	29,643	1,876,105
WNS Holdings Ltd. sponsored ADR (a)	80,640	6,793,920
		245,775,814
Semiconductors & Semiconductor Equipment - 2.0%
Allegro MicroSystems LLC (a)	311,810	7,271,409
Amkor Technology, Inc.	463,914	9,338,589
Cirrus Logic, Inc. (a)	12,800	981,632
Diodes, Inc. (a)	39,000	2,775,630
Entegris, Inc.	133,815	12,696,367
GlobalFoundries, Inc. (b)	282,000	16,869,240
Kulicke & Soffa Industries, Inc.	132,683	5,577,993
Lattice Semiconductor Corp. (a)	201,822	10,878,206
MACOM Technology Solutions Holdings, Inc. (a)	128,690	7,097,254
Monolithic Power Systems, Inc.	7,220	3,271,960
NVE Corp. (b)	3,650	185,128
onsemi (a)	528,164	36,321,838
Power Integrations, Inc. (b)	219,164	15,676,801
Qorvo, Inc. (a)	44,449	3,990,631
Semtech Corp. (a)	144,927	6,694,178
Silicon Laboratories, Inc. (a)	42,893	5,375,780
Skyworks Solutions, Inc.	20,578	2,027,962
SMART Global Holdings, Inc. (a)(b)	176,211	3,233,472
SolarEdge Technologies, Inc. (a)	10,100	2,787,297
Synaptics, Inc. (a)	22,515	2,602,959
Ultra Clean Holdings, Inc. (a)	104,967	3,072,384
Universal Display Corp.	31,514	3,521,059
		162,247,769
Software - 5.0%
8x8, Inc. (a)(b)	1,019,827	5,313,299
A10 Networks, Inc.	220,992	3,071,789
ACI Worldwide, Inc. (a)	915,844	21,705,503
American Software, Inc. Class A	23,896	404,559
Aspen Technology, Inc. (a)(b)	32,841	6,916,315
Black Knight, Inc. (a)	339,252	22,444,912
Blackbaud, Inc. (a)	46,600	2,437,180
Box, Inc. Class A (a)	87,894	2,263,271
Ceridian HCM Holding, Inc. (a)	43,800	2,612,232
Check Point Software Technologies Ltd. (a)	49,003	5,892,121
Clearwater Analytics Holdings, Inc. (b)	427,047	6,576,524
CommVault Systems, Inc. (a)	123,890	6,725,988
Consensus Cloud Solutions, Inc. (a)	283,935	14,296,127
Couchbase, Inc. (a)	141,030	2,339,688
Descartes Systems Group, Inc. (a)(b)	37,105	2,612,192
Digital Turbine, Inc. (a)	557,657	10,299,925
DocuSign, Inc. (a)	71,260	4,148,757
Dolby Laboratories, Inc. Class A	47,471	3,476,776
Domo, Inc. Class B (a)	279,568	5,384,480
Dynatrace, Inc. (a)	271,723	10,374,384
E2open Parent Holdings, Inc. (a)(b)	348,734	2,395,803
Elastic NV (a)	35,500	2,978,805
Fair Isaac Corp. (a)	4,807	2,160,266
Five9, Inc. (a)	75,010	7,359,231
Freshworks, Inc. (b)	232,366	3,162,501
Guidewire Software, Inc. (a)	97,528	6,993,733
HubSpot, Inc. (a)	24,313	8,194,454
InterDigital, Inc.	75,384	3,781,261
KnowBe4, Inc. (a)	269,821	5,185,960
Mandiant, Inc. (a)	221,433	5,061,958
Manhattan Associates, Inc. (a)	203,105	28,690,612
Micro Focus International PLC	2,216,026	13,342,312
Momentive Global, Inc. (a)	1,247,386	8,843,967
Monday.com Ltd. (a)(b)	69,984	7,957,181
N-able, Inc. (a)	1,019,672	10,155,933
nCino, Inc. (a)(b)	188,512	5,945,668
NCR Corp. (a)	368,815	11,451,706
NortonLifeLock, Inc.	576,960	13,033,526
Oracle Corp.	109,316	8,105,781
Paycor HCM, Inc. (a)(b)	119,525	3,541,526
Paylocity Holding Corp. (a)	56,107	13,521,787
PTC, Inc. (a)	95,327	10,952,119
Q2 Holdings, Inc. (a)	162,631	6,459,703
Qualys, Inc. (a)	55,222	8,388,222
Rapid7, Inc. (a)	32,050	1,842,875
Samsara, Inc. (b)	313,320	4,659,068
Smartsheet, Inc. (a)	380,507	12,659,468
Sumo Logic, Inc. (a)	419,879	3,686,538
Tenable Holdings, Inc. (a)	158,742	6,287,771
The Trade Desk, Inc. (a)	22,274	1,396,580
Tyler Technologies, Inc. (a)	36,595	13,595,408
Varonis Systems, Inc. (a)	77,910	2,130,839
WalkMe Ltd. (a)	408,843	4,803,905
Workday, Inc. Class A (a)	12,732	2,095,178
Workiva, Inc. (a)	19,700	1,337,433
Zendesk, Inc. (a)	207,867	15,957,950
		407,413,050
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	92,749	939,547
Avid Technology, Inc. (a)	287,427	7,861,128
Immersion Corp. (a)(b)	568,226	3,386,627
NetApp, Inc.	41,325	2,980,772
Seagate Technology Holdings PLC	73,500	4,921,560
Stratasys Ltd. (a)	175,044	3,021,259
Western Digital Corp. (a)	88,482	3,739,249
Xerox Holdings Corp.	164,200	2,729,004
		29,579,146
TOTAL INFORMATION TECHNOLOGY		1,100,050,803
MATERIALS - 4.6%
Chemicals - 1.8%
Albemarle Corp.	7,294	1,954,500
Ashland, Inc.	28,716	2,922,140
Avient Corp.	40,136	1,759,161
Axalta Coating Systems Ltd. (a)	856,520	22,055,390
Balchem Corp.	24,448	3,222,735
Cabot Corp.	62,010	4,462,860
Celanese Corp. Class A	31,100	3,447,746
CF Industries Holdings, Inc.	75,339	7,794,573
Chase Corp.	5,636	496,870
Eastman Chemical Co.	31,600	2,875,600
Ecovyst, Inc.	153,769	1,420,826
FMC Corp.	80,292	8,677,959
Huntsman Corp.	471,690	13,216,754
Ingevity Corp. (a)	88,543	6,210,406
Innospec, Inc.	55,830	5,217,872
Koppers Holdings, Inc.	78,800	1,799,004
LSB Industries, Inc.	184,153	2,905,934
Mativ, Inc.	149,708	3,536,103
Minerals Technologies, Inc.	48,756	2,840,525
Nutrien Ltd.	15,761	1,446,387
Olin Corp.	163,743	8,950,192
RPM International, Inc.	29,262	2,726,048
Sensient Technologies Corp.	30,551	2,433,998
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	45,000	4,485,600
The Chemours Co. LLC	104,500	3,524,785
The Mosaic Co.	92,600	4,988,362
Trinseo PLC	37,300	989,569
Tronox Holdings PLC	125,000	1,828,750
Valvoline, Inc. (b)	496,283	14,426,947
		142,617,596
Construction Materials - 0.1%
Eagle Materials, Inc.	37,514	4,487,425
Summit Materials, Inc. (a)	104,000	2,955,680
		7,443,105
Containers & Packaging - 1.8%
Aptargroup, Inc.	178,108	18,311,283
Berry Global Group, Inc. (a)	844,013	45,855,226
CCL Industries, Inc. Class B (b)	347,814	17,060,325
Crown Holdings, Inc.	158,449	14,353,895
Graphic Packaging Holding Co.	890,709	19,836,089
Greif, Inc. Class A (b)	92,100	6,175,305
O-I Glass, Inc. (a)	177,200	2,305,372
Ranpak Holdings Corp. (A Shares) (a)	1,238,489	6,551,607
Silgan Holdings, Inc.	111,000	5,056,050
TriMas Corp.	87,199	2,399,716
WestRock Co.	111,300	4,517,667
		142,422,535
Metals & Mining - 0.7%
Alcoa Corp.	45,000	2,226,600
ATI, Inc. (a)	311,871	9,334,299
Carpenter Technology Corp.	59,410	2,018,158
Commercial Metals Co.	79,600	3,224,596
Ferroglobe Representation & Warranty Insurance (a)(c)	495,885	5
Materion Corp.	9,170	791,463
Reliance Steel & Aluminum Co.	112,742	21,193,241
Royal Gold, Inc.	47,710	4,384,549
Steel Dynamics, Inc.	213,928	17,268,268
		60,441,179
Paper & Forest Products - 0.2%
Canfor Corp. (a)	227,245	4,465,364
Louisiana-Pacific Corp.	30,700	1,664,861
Resolute Forest Products, Inc. (a)	163,294	3,308,336
West Fraser Timber Co. Ltd. (b)	72,138	6,470,779
		15,909,340
TOTAL MATERIALS		368,833,755
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexanders, Inc.	1,558	369,090
American Homes 4 Rent Class A	84,300	2,997,708
Americold Realty Trust	81,148	2,387,374
Apartment Income (REIT) Corp.	97,300	3,974,705
Apple Hospitality (REIT), Inc.	339,800	5,406,218
Brandywine Realty Trust (SBI)	307,700	2,470,831
Brixmor Property Group, Inc.	140,900	3,026,532
Broadstone Net Lease, Inc.	331,290	6,340,891
Camden Property Trust (SBI)	73,973	9,506,270
City Office REIT, Inc.	261,000	3,014,550
CorEnergy Infrastructure Trust, Inc.	84,100	196,794
Cousins Properties, Inc.	349,007	9,370,838
CubeSmart	422,601	19,460,776
EastGroup Properties, Inc.	78,061	12,882,407
Equity Commonwealth	378,830	9,967,017
Franklin Street Properties Corp.	275,093	773,011
Gaming & Leisure Properties	136,100	6,569,547
Global Net Lease, Inc.	190,184	2,618,834
Hudson Pacific Properties, Inc.	117,775	1,555,808
Industrial Logistics Properties Trust	121,900	913,031
Iron Mountain, Inc.	44,000	2,314,840
LXP Industrial Trust (REIT)	363,500	3,656,810
Medical Properties Trust, Inc.	345,100	5,041,911
Mid-America Apartment Communities, Inc.	62,507	10,355,535
National Retail Properties, Inc.	234,229	10,516,882
Office Properties Income Trust	132,285	2,324,247
Omega Healthcare Investors, Inc.	175,600	5,735,096
Outfront Media, Inc.	504,046	8,921,614
Physicians Realty Trust	627,934	10,461,380
Piedmont Office Realty Trust, Inc. Class A	308,600	3,635,308
Plymouth Industrial REIT, Inc.	135,800	2,752,666
Ryman Hospitality Properties, Inc.	54,030	4,442,347
Sabra Health Care REIT, Inc.	317,800	4,757,466
Safehold, Inc. (b)	85,577	3,254,493
Service Properties Trust	254,722	1,742,298
Spirit Realty Capital, Inc.	51,093	2,087,149
Stag Industrial, Inc.	162,935	5,018,398
Sun Communities, Inc.	18,128	2,786,455
Tanger Factory Outlet Centers, Inc.	158,900	2,450,238
Uniti Group, Inc.	315,720	2,964,611
Universal Health Realty Income Trust (SBI)	9,667	491,954
Urstadt Biddle Properties, Inc. Class A	139,752	2,336,653
		201,850,583
Real Estate Management & Development - 0.3%
Anywhere Real Estate, Inc. (a)	165,575	1,617,668
Cushman & Wakefield PLC (a)	630,415	9,431,008
Jones Lang LaSalle, Inc. (a)	9,149	1,582,777
Kennedy-Wilson Holdings, Inc.	115,984	2,036,679
Newmark Group, Inc. (b)	766,653	7,858,193
		22,526,325
TOTAL REAL ESTATE		224,376,908
UTILITIES - 1.2%
Electric Utilities - 0.5%
Allete, Inc.	16,244	961,320
IDACORP, Inc. (b)	174,339	19,044,792
NRG Energy, Inc.	220,200	9,089,856
OGE Energy Corp.	128,240	5,198,850
Pinnacle West Capital Corp.	46,231	3,483,506
		37,778,324
Gas Utilities - 0.3%
Atmos Energy Corp.	93,540	10,605,565
National Fuel Gas Co. (b)	50,200	3,577,754
South Jersey Industries, Inc.	24,600	832,710
Southwest Gas Corp.	88,612	6,898,444
UGI Corp.	78,300	3,092,850
		25,007,323
Independent Power and Renewable Electricity Producers - 0.4%
Sunnova Energy International, Inc. (a)(b)	74,100	1,868,802
The AES Corp.	206,968	5,267,336
Vistra Corp.	911,355	22,556,036
		29,692,174
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	100,418	3,166,180
TOTAL UTILITIES		95,644,001
TOTAL COMMON STOCKS (Cost $5,788,020,142)		6,650,143,131

Equity Funds - 15.6%
	Shares	Value ($)
Mid-Cap Blend Funds - 2.9%
Fidelity SAI Small-Mid Cap 500 Index Fund (d)	24,493,390	233,666,937
Sector Funds - 1.1%
Fidelity SAI Real Estate Index Fund (d)	7,635,939	85,980,679
Small Blend Funds - 2.2%
Fidelity Small Cap Discovery Fund (d)	2,459,329	58,335,273
Fidelity Small Cap Index Fund (d)	2,594,510	59,336,454
PIMCO StocksPLUS Small Fund Institutional Class	2,541,605	21,578,227
Vulcan Value Partners Small Cap Fund	3,239,823	39,979,415
TOTAL SMALL BLEND FUNDS		179,229,369
Small Growth Funds - 9.4%
Fidelity Advisor Small Cap Growth Fund Class Z (d)	17,441,899	432,559,099
T. Rowe Price Institutional Small-Cap Stock Fund	12,623,548	331,368,140
TOTAL SMALL GROWTH FUNDS		763,927,239
TOTAL EQUITY FUNDS (Cost $1,440,287,449)		1,262,804,224

Money Market Funds - 9.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	4,641,314	4,642,242
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	588,940,378	588,999,272
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (g)	150,332,092	150,332,092
TOTAL MONEY MARKET FUNDS (Cost $743,973,606)		743,973,606

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $7,972,281,197)	8,656,920,961
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(582,783,269)
NET ASSETS - 100.0%	8,074,137,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	7	Sep 2022	645,610	(5,014)	(5,014)
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Sep 2022	972,120	69,499	69,499

TOTAL FUTURES CONTRACTS					64,485
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated Fund
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	5,130,595	178,679,135	179,167,488	35,164	-	-	4,642,242	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	765,963,874	1,558,802,819	1,735,767,421	1,680,424	-	-	588,999,272	1.7%
Total	771,094,469	1,737,481,954	1,914,934,909	1,715,588	-	-	593,641,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	487,996,936	-	1,849,294	-	(666,157)	(52,922,386)	432,559,099
Fidelity SAI Real Estate Index Fund	93,540,259	-	-	-	-	(7,559,580)	85,980,679
Fidelity SAI Small-Mid Cap 500 Index Fund	272,603,118	326,833,783	333,365,583	-	(25,168,007)	(7,236,374)	233,666,937
Fidelity Small Cap Discovery Fund	66,095,114	4,353,992	-	4,353,993	-	(12,113,833)	58,335,273
Fidelity Small Cap Index Fund	371,280,266	309,999,999	591,325,608	-	50,169,751	(80,787,954)	59,336,454
	1,291,515,693	641,187,774	926,540,485	4,353,993	24,335,587	(160,620,127)	869,878,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	145,131,773	145,131,773	-	-
Consumer Discretionary	948,107,774	948,107,774	-	-
Consumer Staples	286,847,879	286,847,879	-	-
Energy	280,057,514	280,057,514	-	-
Financials	939,016,324	938,480,816	535,508	-
Health Care	888,192,695	888,192,695	-	-
Industrials	1,373,883,705	1,373,883,705	-	-
Information Technology	1,100,050,803	1,086,708,491	13,342,312	-
Materials	368,833,755	368,833,750	-	5
Real Estate	224,376,908	224,376,908	-	-
Utilities	95,644,001	95,644,001	-	-

Equity Funds	1,262,804,224	1,262,804,224	-	-

Money Market Funds	743,973,606	743,973,606	-	-
Total Investments in Securities:	8,656,920,961	8,643,043,136	13,877,820	5
Derivative Instruments:

Assets
Futures Contracts	69,499	69,499	-	-
Total Assets	69,499	69,499	-	-

Liabilities
Futures Contracts	(5,014)	(5,014)	-	-
Total Liabilities	(5,014)	(5,014)	-	-
Total Derivative Instruments:	64,485	64,485	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	69,499	(5,014)
Total Equity Risk	69,499	(5,014)
Total Value of Derivatives	69,499	(5,014)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $570,018,748) - See accompanying schedule:	$7,193,401,000
Unaffiliated issuers (cost $6,386,451,806)
Fidelity Central Funds (cost $593,641,514)	593,641,514
Other affiliated issuers (cost $992,187,877)	869,878,447

Total Investment in Securities (cost $7,972,281,197)		$8,656,920,961
Segregated cash with brokers for derivative instruments		68,000
Foreign currency held at value (cost $176,003)		173,009
Receivable for investments sold		21,171,776
Receivable for fund shares sold		3,631,792
Dividends receivable		6,573,819
Interest receivable		294,093
Distributions receivable from Fidelity Central Funds		216,294
Prepaid expenses		16,402
Other receivables		372,380
Total assets		8,689,438,526
Liabilities
Payable to custodian bank	$91,204
Payable for investments purchased	19,372,880
Payable for fund shares redeemed	4,034,520
Accrued management fee	2,341,100
Payable for daily variation margin on futures contracts	8,810
Other payables and accrued expenses	460,481
Collateral on securities loaned	588,991,839
Total Liabilities		615,300,834
Net Assets		$8,074,137,692
Net Assets consist of:
Paid in capital		$7,394,026,901
Total accumulated earnings (loss)		680,110,791
Net Assets		$8,074,137,692
Net Asset Value , offering price and redemption price per share ($8,074,137,692 ÷ 596,692,700 shares)		$13.53

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$49,214,110
Interest		730,480
Income from Fidelity Central Funds (including $1,680,424 from security lending)		1,715,588
Total Income		51,660,178
Expenses
Management fee	$25,032,730
Custodian fees and expenses	83,673
Independent trustees' fees and expenses	27,708
Registration fees	56,686
Audit	36,437
Legal	14,825
Miscellaneous	112,099
Total expenses before reductions	25,364,158
Expense reductions	(10,852,279)
Total expenses after reductions		14,511,879
Net Investment income (loss)		37,148,299
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,611,460
Other affiliated issuers	24,335,587
Foreign currency transactions	(10,108)
Futures contracts	(110,360)
Capital gain distributions from underlying funds:
Affiliated issuers	4,353,993
Total net realized gain (loss)		52,180,572
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,033,851,205)
Affiliated issuers	(160,620,127)
Assets and liabilities in foreign currencies	(3,121)
Futures contracts	49,857
Total change in net unrealized appreciation (depreciation)		(1,194,424,596)
Net gain (loss)		(1,142,244,024)
Net increase (decrease) in net assets resulting from operations		$(1,105,095,725)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,148,299	$91,740,715
Net realized gain (loss)	52,180,572	1,231,502,341
Change in net unrealized appreciation (depreciation)	(1,194,424,596)	(1,050,008,515)
Net increase (decrease) in net assets resulting from operations	(1,105,095,725)	273,234,541
Distributions to shareholders	(302,916,938)	(1,588,171,662)
Share transactions
Proceeds from sales of shares	821,921,553	2,795,392,205
Reinvestment of distributions	294,198,871	1,559,302,156
Cost of shares redeemed	(1,405,359,262)	(2,294,618,359)
Net increase (decrease) in net assets resulting from share transactions	(289,238,838)	2,060,076,002
Total increase (decrease) in net assets	(1,697,251,501)	745,138,881

Net Assets
Beginning of period	9,771,389,193	9,026,250,312
End of period	$8,074,137,692	$9,771,389,193

Other Information
Shares
Sold	57,876,259	156,832,175
Issued in reinvestment of distributions	19,758,151	89,520,194
Redeemed	(97,874,608)	(128,714,090)
Net increase (decrease)	(20,240,198)	117,638,279

Strategic Advisers® Small-Mid Cap Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.84	$18.08	$12.87	$13.62	$14.86	$14.19
Income from Investment Operations
Net investment income (loss) B,C	.06	.17	.14	.13	.11	.08
Net realized and unrealized gain (loss)	(1.87)	.61	5.63	(.41)	.11	1.88
Total from investment operations	(1.81)	.78	5.77	(.28)	.22	1.96
Distributions from net investment income	-	(.19)	(.16)	(.13)	(.11)	(.07)
Distributions from net realized gain	(.50)	(2.84)	(.40)	(.34)	(1.35)	(1.22)
Total distributions	(.50)	(3.02) D	(.56)	(.47)	(1.46)	(1.29)
Net asset value, end of period	$13.53	$15.84	$18.08	$12.87	$13.62	$14.86
Total Return E,F	(11.72)%	3.45%	46.31%	(2.40)%	2.64%	14.04%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58% I	.60%	.62%	.65%	.73%	.85%
Expenses net of fee waivers, if any	.33% I	.35%	.37%	.40%	.48%	.60%
Expenses net of all reductions	.33% I	.35%	.37%	.40%	.48%	.60%
Net investment income (loss)	.85% I	.96%	1.02%	.96%	.77%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$8,074,138	$9,771,389	$9,026,250	$6,975,346	$8,081,562	$7,503,132
Portfolio turnover rate J	76% I	61%	104%	67%	82%	75%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
Strategic Advisers Small-Mid Cap Fund	$92,571
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain deemed distributions, partnerships (including allocations from Fidelity Central Funds), deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,572,840,642
Gross unrealized depreciation	(959,076,187)
Net unrealized appreciation (depreciation)	$ 613,764,455
Tax cost	$8,043,220,991
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Strategic Advisers Small-Mid Cap Fund	3,267,245,044	3,780,108,049
5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .58% of the Fund's average net assets.
During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.
Sub-Advisers. AllianceBernstein, L.P. (AB), ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), Boston Partners Global Investors, Inc., FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, GW&K Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, Rice Hall James & Associates, LLC, River Road Asset Management LLC and Victory Capital Management Inc. (managed a portion of the Fund's assets through March 16, 2022) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.
FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.
Effective after the close of business on September 13, 2022, Rice Hall James & Associates, LLC did not provide investment advisory services for any portion of the Fund's assets.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Strategic Advisers Small-Mid Cap Fund	$ 3,830
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Small-Mid Cap Fund	18,755,185	14,343,744	(1,272,920)
Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Strategic Advisers Small-Mid Cap Fund	18,118
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Strategic Advisers Small-Mid Cap Fund	$ 8,062
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Small-Mid Cap Fund	$ 175,741	$ -	$-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $ 10,852,279.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.
Fund	Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	31%
Fidelity SAI Small-Mid Cap 500 Index Fund	99%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Strategic Advisers® Small-Mid Cap Fund	.33%
Actual		$ 1,000	$ 882.80	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.54	$ 1.68

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Small-Mid Cap Fund

In March 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), GW&K Investment Management, LLC (Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the New Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the New Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered. The Board's decision to approve the New Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.   The Board considered the backgrounds of the investment personnel that will provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up. The Board also considered the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Adviser's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process. The Board also considered the Sub-Adviser's investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services. The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Adviser under the New Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered the historical investment performance of the Sub-Adviser and its portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.   With respect to the New Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the Sub-Adviser.

The Board noted that the New Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board further considered that allocating assets to the Sub-Adviser is expected to result in a decrease in the fund's management fee and total net expenses. The Board also considered that after allocating assets to the Sub-Adviser, the fund's management fee and total net expenses are each expected to continue to rank below the competitive peer group median reported in the June 2021 management contract renewal materials.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the New Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Sub-Advisory Agreement.

Potential Fall-Out Benefits.   The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.   The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow.

Conclusion.   Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the New Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the New Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the New Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreement

Strategic Advisers Small-Mid Cap Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to add a new investment mandate to and remove an existing mandate from the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode or Sub-Adviser) and the Trust on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that no material contract terms are impacted by the Amended Sub-Advisory Agreement except for the amendment to the fee schedule to add and remove the investment mandates, as applicable. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.   With respect to the new mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the detailed information provided by Strategic Advisers and Geode with respect to the fund and the other funds it sub-advises in the June 2022 annual contract renewal materials, and the additional information regarding the new investment mandate provided by Strategic Advisers and Geode in the Board's May 2022 materials

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Adviser's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services. The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Adviser under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered model performance of the investment mandate to be used by Geode.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses . The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of removing an existing mandate and adding the new investment mandate for the Sub-Adviser.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board also considered that approval of the Amended Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because assets were not allocated to the removed mandate and Strategic Advisers does not expect to allocate assets to the new mandate at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.   Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.   The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.   The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new mandate, the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow.

Conclusion.   Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912859.112
SMC-SANN-1022
Strategic Advisers® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI Japan Stock Index Fund	5.4
Fidelity SAI International Value Index Fund	5.1
Fidelity Advisor International Discovery Fund Class Z	5.1
Artisan International Value Fund Investor Class	4.7
Fidelity Overseas Fund	3.5
Oakmark International Fund Investor Class	3.5
Fidelity SAI International Low Volatility Index Fund	3.2
Fidelity Diversified International Fund	3.0
WCM Focused International Growth Fund Investor Class	2.5
Pear Tree Polaris Foreign Value Fund Institutional Shares	2.4
38.4

Market Sectors (% of Fund's net assets)
(Stocks Only)
Financials	7.3
Industrials	7.3
Information Technology	6.0
Consumer Staples	5.6
Health Care	5.4
Communication Services	4.1
Materials	3.6
Consumer Discretionary	3.5
Energy	2.6
Utilities	1.4
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 44.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	170,846	6,653,210
Deutsche Telekom AG	1,956,512	36,874,843
Hellenic Telecommunications Organization SA	281,812	4,491,663
KT Corp.	150,290	4,148,583
Liberty Global PLC Class C (b)	432,300	9,212,313
Nippon Telegraph & Telephone Corp.	998,000	27,050,082
Orange SA	1,619,241	16,398,672
Proximus	12,467	158,864
Telefonica SA	1,400,994	5,781,927
Telenor ASA	369,558	4,044,073
Telia Co. AB	2,398,563	8,442,305
		123,256,535
Entertainment - 0.2%
CTS Eventim AG (b)	49,365	2,661,542
NetEase, Inc. ADR	126,313	11,179,964
Nintendo Co. Ltd.	31,800	13,017,232
Square Enix Holdings Co. Ltd.	122,100	5,301,709
Ubisoft Entertainment SA (b)	124,000	5,718,267
		37,878,714
Interactive Media & Services - 0.2%
carsales.com Ltd.	253,532	3,865,263
Hemnet Group AB	72,931	969,449
Info Edge India Ltd.	26,442	1,421,708
NAVER Corp.	48,347	8,545,121
SEEK Ltd.	178,116	2,512,982
Tencent Holdings Ltd.	332,100	13,725,952
Z Holdings Corp.	1,309,500	3,849,767
		34,890,242
Media - 0.2%
CyberAgent, Inc.	614,700	5,992,882
Informa PLC	1,125,169	7,147,271
Publicis Groupe SA	50,636	2,472,319
Stroeer SE & Co. KGaA	60,783	2,587,513
WPP PLC	874,713	7,533,944
		25,733,929
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL (For. Reg.)	977,100	5,125,523
KDDI Corp.	333,700	10,211,598
SoftBank Group Corp.	244,200	9,673,143
Tele2 AB (B Shares)	126,106	1,343,869
Vodafone Group PLC sponsored ADR	1,130,087	15,165,768
		41,519,901
TOTAL COMMUNICATION SERVICES		263,279,321
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.4%
Autoliv, Inc. (depositary receipt)	65,506	5,091,770
Bridgestone Corp.	166,100	6,373,953
Compagnie Generale des Etablissements Michelin SCA Series B	407,741	9,916,782
Continental AG	8,647	497,845
DENSO Corp.	96,600	5,272,499
Eagle Industry Co. Ltd.	2,700	22,686
JTEKT Corp.	72,300	508,954
Koito Manufacturing Co. Ltd.	211,000	7,208,696
Magna International, Inc. Class A	165,812	9,572,327
Stanley Electric Co. Ltd.	179,100	3,306,039
Sumitomo Rubber Industries Ltd.	195,400	1,676,742
TPR Co. Ltd.	19,100	174,895
Valeo SA	264,467	5,086,955
		54,710,143
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	30,035	2,212,938
Bayerische Motoren Werke AG (BMW) ADR	61,881	1,517,941
Honda Motor Co. Ltd.	483,600	12,874,527
Honda Motor Co. Ltd. sponsored ADR	3,815	101,174
Mercedes-Benz Group AG (Germany)	188,159	10,549,263
Nissan Motor Co. Ltd.	300,800	1,183,405
Stellantis NV	423,878	5,680,819
Stellantis NV (Italy)	490,610	6,584,036
Suzuki Motor Corp.	152,200	5,319,565
Toyota Motor Corp.	1,179,200	17,646,809
		63,670,477
Distributors - 0.0%
Inchcape PLC	537,443	4,745,041
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd.	363,234	8,767,174
Compass Group PLC	2,170,054	46,680,160
Dominos Pizza Enterprises Ltd.	29,027	1,251,125
Entain PLC	298,700	4,394,663
Evolution AB (a)	35,497	2,839,877
Flutter Entertainment PLC (b)	33,695	4,213,796
Food & Life Companies Ltd.	55,000	865,525
Greggs PLC	68,032	1,458,155
Sands China Ltd. (b)	8,306,000	18,573,024
Whitbread PLC	141,302	4,095,408
Yum China Holdings, Inc.	163,478	8,191,883
		101,330,790
Household Durables - 0.3%
Barratt Developments PLC	794,300	3,942,861
Crompton Greaves Consumer Electricals Ltd.	321,226	1,633,727
Nikon Corp.	115,300	1,316,175
Panasonic Holdings Corp.	770,900	6,255,379
Persimmon PLC	576,082	9,877,901
Sony Group Corp.	386,300	30,712,127
		53,738,170
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	16,660	1,589,531
ASOS PLC (b)(c)	202,529	1,636,358
MercadoLibre, Inc. (b)	3,762	3,217,864
Rakuten Group, Inc.	1,535,200	7,450,729
THG PLC (b)	225,974	144,383
Zalando SE (a)(b)(c)	213,751	4,948,943
ZOZO, Inc.	165,800	3,664,715
		22,652,523
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	312,400	4,637,520
Thule Group AB (a)(c)	41,219	1,010,368
Yamaha Corp.	126,000	4,915,121
		10,563,009
Multiline Retail - 0.1%
Dollarama, Inc.	94,873	5,777,548
Next PLC	87,054	5,877,712
Wesfarmers Ltd.	328,207	10,498,994
		22,154,254
Specialty Retail - 0.3%
H&M Hennes & Mauritz AB (B Shares)	120,326	1,249,625
Industria de Diseno Textil SA	689,311	14,883,213
Kingfisher PLC	6,045,028	16,238,571
WH Smith PLC (b)	803,583	13,344,702
		45,716,111
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	92,833	13,765,568
Brunello Cucinelli SpA	31,030	1,615,310
Burberry Group PLC	300,619	6,104,525
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	562,417	362,478
Series A	309,576	34,619,400
Dr. Martens Ltd.	936,378	2,573,712
EssilorLuxottica SA	123,708	18,554,813
Hermes International SCA	3,386	4,364,041
Kering SA	18,346	9,205,152
Li Ning Co. Ltd.	812,000	7,395,950
lululemon athletica, Inc. (b)	20,936	6,279,963
LVMH Moet Hennessy Louis Vuitton SE	69,447	44,811,852
Moncler SpA	173,084	7,764,716
Puma AG	30,135	1,847,940
Samsonite International SA (a)(b)	1,437,600	3,514,271
Swatch Group AG (Bearer) (Reg.)	21,301	973,200
		163,752,891
TOTAL CONSUMER DISCRETIONARY		543,033,409
CONSUMER STAPLES - 5.4%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	486,021	23,472,149
Anheuser-Busch InBev SA NV ADR	110,193	5,328,933
Asahi Group Holdings	64,700	2,169,278
Davide Campari Milano NV	235,573	2,321,937
Diageo PLC	1,434,932	62,342,622
Diageo PLC sponsored ADR	24,904	4,392,817
Heineken Holding NV	179,349	12,760,764
ITO EN Ltd.	210,300	9,229,473
Kirin Holdings Co. Ltd.	1,521,200	25,041,659
Pernod Ricard SA	240,223	44,311,192
Royal Unibrew A/S	24,517	1,843,889
Suntory Beverage & Food Ltd.	95,400	3,484,644
Treasury Wine Estates Ltd.	1,312	11,769
		196,711,126
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	239,031	10,272,136
Carrefour SA (c)	658,479	10,990,334
Coles Group Ltd.	545,127	6,524,723
Jeronimo Martins SGPS SA	24,797	550,726
Ocado Group PLC (b)	350,211	2,953,659
Qol Holdings Co. Ltd.	56,400	511,520
Seven & i Holdings Co. Ltd.	717,300	28,495,114
Sugi Holdings Co. Ltd.	61,600	2,613,912
Tesco PLC	4,476,152	12,928,334
Tsuruha Holdings, Inc.	2,800	155,418
Wal-Mart de Mexico SA de CV Series V	1,891,900	6,182,845
Welcia Holdings Co. Ltd.	117,700	2,465,038
Woolworths Group Ltd.	212,744	5,244,723
		89,888,482
Food Products - 1.6%
Barry Callebaut AG	2,695	5,525,095
Chacha Food Co. Ltd. (A Shares)	174,500	1,196,034
Danone SA	590,068	31,049,565
Ezaki Glico Co. Ltd.	156,000	4,059,066
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	176,537	2,059,107
Itoham Yonekyu Holdings, Inc.	110,400	533,895
Kerry Group PLC Class A	71,533	7,393,587
Lindt & Spruengli AG (participation certificate)	329	3,480,164
Mowi ASA	381,200	7,836,621
Nestle SA (Reg. S)	1,376,686	161,103,891
Nissin Food Holdings Co. Ltd.	27,600	1,974,681
Orior AG	2,732	214,088
Toyo Suisan Kaisha Ltd.	335,000	13,741,500
WH Group Ltd. (a)	649,500	442,520
Wilmar International Ltd.	3,210,600	9,267,072
Yakult Honsha Co. Ltd.	6,700	396,276
		250,273,162
Household Products - 0.6%
Essity AB (B Shares)	532,718	11,848,728
Henkel AG & Co. KGaA	17,592	1,100,192
Lion Corp.	313,300	3,657,999
Reckitt Benckiser Group PLC	1,101,699	85,008,856
		101,615,775
Personal Products - 1.1%
Beiersdorf AG	65,440	6,605,515
Haleon PLC (b)	559,352	1,682,005
Haleon PLC ADR (b)	249,275	1,490,665
Kao Corp.	492,300	21,316,742
Kobayashi Pharmaceutical Co. Ltd.	139,400	7,900,001
Kose Corp.	23,900	2,250,760
L'Oreal SA	129,219	44,379,504
Pola Orbis Holdings, Inc.	86,000	948,638
Proya Cosmetics Co. Ltd. (A Shares)	92,660	2,148,350
Rohto Pharmaceutical Co. Ltd.	387,100	11,651,963
Unilever PLC	1,466,493	66,523,528
Unilever PLC sponsored ADR	27,054	1,227,981
		168,125,652
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	783,151	31,367,343
Imperial Brands PLC	196,000	4,310,400
Japan Tobacco, Inc.	93,200	1,579,128
Scandinavian Tobacco Group A/S (a)	53,079	797,539
Swedish Match Co. AB	579,421	5,816,888
		43,871,298
TOTAL CONSUMER STAPLES		850,485,495
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Tenaris SA	333,011	4,555,419
WorleyParsons Ltd.	793,935	7,776,363
		12,331,782
Oil, Gas & Consumable Fuels - 2.3%
Aker BP ASA	150,414	5,262,602
BP Castrol KK	10,600	84,553
BP PLC	6,640,237	33,931,106
BP PLC sponsored ADR	800,451	24,685,909
ENEOS Holdings, Inc.	1,032,500	3,901,742
Eni SpA	3,210,232	37,922,225
Eni SpA sponsored ADR (c)	10,369	244,916
Equinor ASA	651,836	25,298,180
Equinor ASA sponsored ADR (c)	44,438	1,723,750
Galp Energia SGPS SA Class B	1,002,581	10,826,853
Gazprom OAO (d)	3,670,010	585,795
Gazprom OAO sponsored ADR (Reg. S) (d)	33,845	7,732
Idemitsu Kosan Co. Ltd.	301,600	7,952,368
INPEX Corp.	534,400	6,142,729
Japan Petroleum Exploration Co. Ltd.	18,600	529,922
LUKOIL PJSC (d)	35,755	16,881
Neste OYJ	147,968	7,323,497
OMV AG	123,777	5,010,417
Parkland Corp.	79,879	1,960,863
Petroleo Brasileiro SA - Petrobras (ON)	232,900	1,664,019
Petronet LNG Ltd.	614,081	1,693,284
Reliance Industries Ltd.	502,543	16,455,401
Repsol SA	539,539	7,007,576
Rosneft Oil Co. OJSC (d)	420,640	107,307
San-Ai Obbli Co. Ltd.	55,400	438,368
Santos Ltd.	2,814,400	15,024,065
Shell PLC:
ADR	552,641	29,278,920
(Amsterdam)	624,196	16,594,845
(London)	219,796	5,817,568
rights (b)(e)	219,796	52,367
rights (b)(e)	428,814	104,429
TC Energy Corp.	142,051	6,845,401
TotalEnergies SE	1,225,464	62,044,884
TotalEnergies SE sponsored ADR	180,265	9,105,185
Washington H. Soul Pattinson & Co. Ltd.	34,001	592,574
Whitehaven Coal Ltd.	95,502	508,702
Woodside Energy Group Ltd.	55,722	1,288,819
Woodside Energy Group Ltd.	940,988	21,857,755
Woodside Energy Group Ltd. ADR (c)	19,765	450,840
		370,344,349
TOTAL ENERGY		382,676,131
FINANCIALS - 7.3%
Banks - 3.1%
ABN AMRO Bank NV:
GDR (a)	129,541	1,246,365
rights (b)(e)	129,541	41,658
Agricultural Bank of China Ltd. (H Shares)	559,000	182,660
AIB Group PLC	3,447,500	7,850,705
Australia & New Zealand Banking Group Ltd.	372,347	5,755,946
Bank Leumi le-Israel BM	71,660	760,633
Bank of China Ltd. (H Shares)	9,628,000	3,359,868
Barclays PLC	18,400,300	35,083,701
Barclays PLC sponsored ADR	252,713	1,968,634
BNP Paribas SA	922,403	42,864,240
CaixaBank SA	1,744,825	5,268,504
Chiba Bank Ltd.	535,300	2,891,603
China Construction Bank Corp. (H Shares)	1,645,000	1,016,912
Close Brothers Group PLC	140,527	1,666,785
DBS Group Holdings Ltd.	1,205,800	28,075,251
DNB Bank ASA	1,213,064	23,065,200
Erste Group Bank AG	104,967	2,360,472
FinecoBank SpA	202,868	2,204,878
First Abu Dhabi Bank PJSC	451,932	2,350,032
First International Bank of Israel	9,258	432,427
Haci Omer Sabanci Holding A/S	239,579	335,299
HDFC Bank Ltd.	960,869	17,606,047
Hokuhoku Financial Group, Inc.	118,600	704,731
Industrial & Commercial Bank of China Ltd. (H Shares)	6,707,000	3,407,446
ING Groep NV (Certificaten Van Aandelen)	3,947,130	34,594,381
Intesa Sanpaolo SpA	4,044,505	6,962,573
Jyske Bank A/S (Reg.) (b)	66,661	3,354,330
KBC Group NV	324,571	15,479,609
Kyushu Financial Group, Inc.	227,200	620,549
Lloyds Banking Group PLC	37,488,946	18,997,788
Mebuki Financial Group, Inc.	884,200	1,694,631
Mitsubishi UFJ Financial Group, Inc.	2,168,000	11,238,799
Mizrahi Tefahot Bank Ltd.	46,487	1,897,827
National Bank of Canada	187,092	12,377,831
NatWest Group PLC	4,931,731	14,119,593
Nordea Bank ABP	363,094	3,377,183
Nordea Bank ABP (Helsinki Stock Exchange)	135,240	1,254,036
North Pacific Bank Ltd.	787,000	1,302,671
PT Bank Central Asia Tbk	24,204,100	13,366,063
Sberbank of Russia (b)(d)	1,813,540	17,009
Shizuoka Bank Ltd.	81,700	472,786
Skandinaviska Enskilda Banken AB (A Shares)	14,079	140,856
Societe Generale Series A	252,200	5,559,854
Standard Chartered PLC (United Kingdom)	485,204	3,371,823
Sumitomo Mitsui Financial Group, Inc.	1,243,500	37,508,018
Sumitomo Mitsui Trust Holdings, Inc.	135,000	4,198,931
Svenska Handelsbanken AB (A Shares)	1,498,067	12,269,430
Swedbank AB (A Shares)	1,876,051	24,247,792
Sydbank A/S	88,391	2,560,691
The Hachijuni Bank Ltd.	525,200	1,801,039
The Toronto-Dominion Bank	125,626	8,081,730
UniCredit SpA	4,524,459	44,275,840
United Overseas Bank Ltd.	497,300	9,697,079
		485,340,739
Capital Markets - 1.5%
3i Group PLC	199,643	2,810,231
Amundi SA (a)	125,757	6,407,441
B3 SA - Brasil Bolsa Balcao	975,700	2,222,444
Bridgepoint Group Holdings Ltd. (a)	898,070	2,612,393
Credit Suisse Group AG	88,993	459,215
Daiwa Securities Group, Inc.	220,700	963,406
Deutsche Borse AG	166,823	28,205,517
EQT AB	105,819	2,385,395
Euronext NV (a)	310,211	23,006,895
Hong Kong Exchanges and Clearing Ltd.	250,100	10,077,661
Intermediate Capital Group PLC	154,489	2,453,353
Julius Baer Group Ltd.	401,952	19,422,201
London Stock Exchange Group PLC	285,391	26,770,111
Macquarie Group Ltd.	250,050	29,919,307
Netwealth Group Ltd.	124,675	1,106,722
Nomura Holdings, Inc.	1,359,700	4,923,327
Partners Group Holding AG	7,727	7,481,159
SBI Holdings, Inc. Japan	484,900	9,528,359
UBS Group AG	2,875,324	45,681,618
XP, Inc. Class A (b)	159,531	3,069,376
		229,506,131
Diversified Financial Services - 0.4%
Challenger Ltd.	648,003	2,793,667
Element Fleet Management Corp.	840,545	10,585,613
EXOR NV	55,800	3,379,152
Groupe Bruxelles Lambert SA	86,700	6,578,252
Housing Development Finance Corp. Ltd.	217,430	6,579,611
Investor AB (B Shares)	569,998	9,020,512
Mitsubishi UFJ Lease & Finance Co. Ltd.	660,400	3,200,475
ORIX Corp.	1,651,400	27,144,703
		69,281,985
Insurance - 2.3%
AIA Group Ltd.	2,874,600	27,657,206
Allianz SE	134,300	22,701,601
Aon PLC	55,307	15,445,033
ASR Nederland NV	108,398	4,430,369
Aviva PLC	1,393,875	6,779,861
AXA SA	1,767,075	41,617,472
Beazley PLC	1,147,889	7,774,320
Dai-ichi Mutual Life Insurance Co.	467,900	8,084,382
Definity Financial Corp.	66,361	1,879,643
Direct Line Insurance Group PLC	1,308,119	3,128,943
Gjensidige Forsikring ASA	52,181	1,060,648
Hiscox Ltd.	823,679	8,590,760
Intact Financial Corp.	45,224	6,551,084
Japan Post Holdings Co. Ltd.	1,062,900	7,332,719
Japan Post Insurance Co. Ltd.	40,900	626,491
Manulife Financial Corp.	370,069	6,401,925
MS&AD Insurance Group Holdings, Inc.	151,300	4,514,177
MS&AD Insurance Group Holdings, Inc. ADR	5,200	77,428
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	81,908	19,569,519
NN Group NV	191,780	7,896,120
NN Group NV:
ADR	12,694	259,465
rights (b)(c)(e)	191,780	192,729
People's Insurance Co. of China Group Ltd. (A Shares)	1,706,600	1,232,330
PICC Property & Casualty Co. Ltd. (H Shares)	6,200,000	6,706,114
Ping An Insurance Group Co. of China Ltd. (H Shares)	503,500	2,961,408
Prudential PLC	2,996,708	31,450,940
Sampo Oyj (A Shares)	266,911	12,075,142
Sompo Holdings, Inc.	27,500	1,179,096
Storebrand ASA (A Shares)	969,257	7,784,993
Sun Life Financial, Inc.	275,965	12,157,715
Swiss Life Holding AG	3,164	1,658,551
Swiss Re Ltd.	47,351	3,681,810
Talanx AG	105,700	3,749,680
Tokio Marine Holdings, Inc.	474,000	26,268,788
Tokio Marine Holdings, Inc. ADR	3,647	201,898
Willis Towers Watson PLC	26,212	5,421,428
Zurich Insurance Group Ltd.	109,510	48,611,455
		367,713,243
Thrifts & Mortgage Finance - 0.0%
Paragon Banking Group PLC	60,016	374,400
TOTAL FINANCIALS		1,152,216,498
HEALTH CARE - 5.4%
Biotechnology - 0.1%
Genmab A/S (b)	25,801	9,184,285
Vitrolife AB	35,898	859,397
		10,043,682
Health Care Equipment & Supplies - 0.7%
Alcon, Inc. (Switzerland)	84,068	5,552,358
ASAHI INTECC Co. Ltd.	106,700	1,897,936
Carl Zeiss Meditec AG	17,222	2,149,560
Coloplast A/S Series B	24,536	2,802,772
ConvaTec Group PLC (a)	3,505,556	8,861,552
Elekta AB (B Shares)	634,657	3,647,194
Hoya Corp.	118,500	12,084,248
InMode Ltd. (b)(c)	43,200	1,379,808
Koninklijke Philips Electronics NV	1,750,613	29,074,177
Nihon Kohden Corp.	112,200	2,562,384
Olympus Corp.	766,500	16,324,332
Siemens Healthineers AG (a)	190,070	9,287,986
Smith & Nephew PLC	858,600	10,099,484
Straumann Holding AG	40,993	4,492,126
Terumo Corp.	254,800	8,179,504
		118,395,421
Health Care Providers & Services - 0.1%
Amplifon SpA	52,779	1,381,699
Apollo Hospitals Enterprise Ltd.	26,023	1,397,500
CVS Group PLC	61,138	1,294,058
Fresenius Medical Care AG & Co. KGaA sponsored ADR	43,496	743,782
Fresenius SE & Co. KGaA	447,488	11,070,083
Galenica AG (a)	25,994	1,832,211
Suzuken Co. Ltd.	1,800	43,138
		17,762,471
Health Care Technology - 0.0%
M3, Inc.	77,100	2,469,658
Pro Medicus Ltd.	41,121	1,511,498
		3,981,156
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	66,840	8,572,230
Bachem Holding AG (B Shares)	11,981	832,848
Bruker Corp.	106,553	5,966,968
Eurofins Scientific SA	58,248	4,044,860
Evotec OAI AG (b)	122,593	2,703,004
ICON PLC (b)	51,069	10,715,808
Lonza Group AG	18,932	10,096,815
QIAGEN NV (Germany) (b)	284,863	12,953,857
Sartorius Stedim Biotech	14,259	5,240,328
Siegfried Holding AG	2,536	2,030,097
Tecan Group AG	5,905	2,180,772
		65,337,587
Pharmaceuticals - 4.1%
Astellas Pharma, Inc.	2,121,200	30,073,924
AstraZeneca PLC:
(United Kingdom)	299,891	37,094,219
sponsored ADR	279,355	17,426,165
Bayer AG	1,049,789	55,521,235
GSK PLC	1,398,835	22,360,401
GSK PLC sponsored ADR	744,242	24,172,980
Ipsen SA	26,602	2,554,403
Kyowa Hakko Kirin Co., Ltd.	536,600	12,027,742
Merck KGaA	47,948	8,236,506
Novartis AG	1,239,425	100,254,696
Novo Nordisk A/S Series B	577,651	61,758,888
Ono Pharmaceutical Co. Ltd.	10,500	250,637
Otsuka Holdings Co. Ltd.	265,600	8,675,180
Roche Holding AG:
(participation certificate)	489,092	157,605,812
sponsored ADR	25,897	1,047,275
Sanofi SA	828,897	67,762,197
Sanofi SA sponsored ADR	77,040	3,160,951
Santen Pharmaceutical Co. Ltd.	1,410,700	10,135,195
Sumitomo Dainippon Pharma Co., Ltd.	15,700	116,949
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	271,431
Takeda Pharmaceutical Co. Ltd.	963,600	26,633,956
		647,140,742
TOTAL HEALTH CARE		862,661,059
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.6%
Airbus Group NV	99,711	9,770,995
Dassault Aviation SA	37,300	5,135,395
Leonardo SpA	100,033	820,913
MTU Aero Engines AG	104,007	18,390,617
Rolls-Royce Holdings PLC (b)	42,327,406	37,722,984
Safran SA	125,888	12,834,844
Thales SA	52,590	6,349,966
		91,025,714
Air Freight & Logistics - 0.2%
Deutsche Post AG	526,005	19,198,723
Deutsche Post AG ADR	2,200	80,520
DSV A/S	54,585	8,087,350
Konoike Transport Co. Ltd.	14,400	136,658
		27,503,251
Airlines - 0.3%
InterGlobe Aviation Ltd. (a)(b)	118,197	2,950,249
Ryanair Holdings PLC sponsored ADR (b)	486,837	35,397,918
Turk Hava Yollari AO (b)	1,911,123	7,679,475
		46,027,642
Building Products - 0.3%
AGC, Inc.	49,700	1,686,766
Belimo Holding AG (Reg.)	3,910	1,488,000
Compagnie de St. Gobain	119,900	4,829,302
Daikin Industries Ltd.	125,100	21,838,350
Geberit AG (Reg.)	16,080	7,450,263
Kingspan Group PLC (Ireland)	74,352	4,232,143
Noritz Corp.	13,600	150,822
Sekisui Jushi Corp.	57,400	709,751
Takasago Thermal Engineering Co. Ltd.	31,900	376,904
		42,762,301
Commercial Services & Supplies - 0.2%
Brambles Ltd.	93,862	789,964
Japan Elevator Service Holdings Co. Ltd.	33,300	444,043
Nippon Kanzai Co. Ltd.	15,900	303,228
Rentokil Initial PLC	948,411	5,727,902
Ritchie Bros. Auctioneers, Inc.	78,229	5,419,176
Secom Co. Ltd.	217,500	13,856,762
Sohgo Security Services Co., Ltd.	79,400	2,057,112
Toppan, Inc.	198,900	3,123,654
		31,721,841
Construction & Engineering - 0.2%
Balfour Beatty PLC	931,481	3,410,784
Kajima Corp.	275,700	2,901,065
Sanki Engineering Co. Ltd.	18,000	212,615
Sweco AB (B Shares) (c)	92,565	874,418
VINCI SA	278,019	25,648,220
Voltas Ltd.	132,929	1,654,382
		34,701,484
Electrical Equipment - 1.0%
ABB Ltd.:
(Reg.)	1,001,619	27,608,258
sponsored ADR (c)	49,838	1,374,034
Contemporary Amperex Technology Co. Ltd. (b)	33,500	2,327,795
Havells India Ltd.	123,203	2,131,820
Legrand SA	573,745	41,513,144
Mitsubishi Electric Corp.	962,100	9,726,969
Prysmian SpA	384,059	11,814,238
Schneider Electric SA	498,498	59,250,171
Siemens Energy AG	427,100	6,298,718
		162,045,147
Industrial Conglomerates - 0.8%
CK Hutchison Holdings Ltd.	2,437,400	15,739,895
DCC PLC (United Kingdom)	269,947	15,563,840
Hitachi Ltd.	672,580	33,603,496
Investment AB Latour (B Shares)	70,417	1,393,807
Lifco AB	121,307	1,894,142
Melrose Industries PLC	7,914,627	12,550,386
Siemens AG	342,360	34,679,046
Toshiba Corp.	261,790	9,695,119
		125,119,731
Machinery - 1.6%
Airtac International Group	55,158	1,480,147
Alstom SA (c)	1,014,546	20,791,341
Atlas Copco AB (A Shares)	557,258	5,656,742
AutoStore Holdings Ltd. (a)(c)	313,153	415,947
CNH Industrial NV	760,300	9,306,293
Epiroc AB (A Shares)	500,617	7,659,848
FANUC Corp.	204,800	32,993,131
Furukawa Co. Ltd.	5,200	47,144
GEA Group AG	570,741	19,897,010
Harmonic Drive Systems, Inc.	30,600	1,115,890
Husqvarna AB (B Shares)	296,300	1,993,635
IMI PLC	861,379	11,497,629
Indutrade AB	105,709	1,965,434
KION Group AG	122,642	4,900,389
Kitz Corp.	61,200	356,840
Knorr-Bremse AG	84,662	4,103,137
Kubota Corp.	654,500	10,164,542
Max Co. Ltd.	1,900	27,311
Misumi Group, Inc.	78,500	1,926,872
Mitsuboshi Belting Ltd.	13,400	308,048
Nachi-Fujikoshi Corp.	1,300	35,272
NGK Insulators Ltd.	113,800	1,624,777
Nitto Seiko Co. Ltd.	4,000	15,538
Nordson Corp.	30,115	6,841,225
NSK Ltd.	28,800	156,121
OSG Corp.	25,900	356,676
Rotork PLC	876,444	2,512,831
Schindler Holding AG (participation certificate)	101,949	17,803,268
Shenzhen Inovance Technology Co. Ltd. (A Shares)	322,250	2,792,598
SMC Corp.	63,800	30,268,614
Spirax-Sarco Engineering PLC	130,296	15,946,288
Sumitomo Heavy Industries Ltd.	8,200	172,126
Techtronic Industries Co. Ltd.	824,000	9,718,457
The Weir Group PLC	285,105	4,827,334
THK Co. Ltd.	155,300	3,152,342
Toyota Industries Corp.	401,400	22,435,390
VAT Group AG (a)	4,978	1,194,720
Volvo AB (B Shares)	395,278	6,261,320
		262,722,227
Marine - 0.2%
A.P. Moller - Maersk A/S:
ADR (c)	4,262	51,144
Series A	3,326	7,801,825
Series B	1,493	3,581,937
Mitsui OSK Lines Ltd.	321,100	8,365,811
Nippon Yusen KK	102,600	7,825,732
ZIM Integrated Shipping Services Ltd. (c)	7,223	260,678
		27,887,127
Professional Services - 0.8%
BayCurrent Consulting, Inc.	4,700	1,381,189
Benefit One, Inc.	72,400	1,071,794
Experian PLC	708,381	21,496,146
Intertek Group PLC	236,097	10,858,503
Nihon M&A Center Holdings, Inc.	159,800	1,980,441
Persol Holdings Co. Ltd.	211,400	4,243,688
Randstad NV	32,176	1,503,267
Recruit Holdings Co. Ltd.	264,100	8,395,899
RELX PLC:
rights 12/31/99 (b)(e)	473,362	89,124
(Euronext N.V.)	473,362	12,430,175
(London Stock Exchange)	565,833	14,839,032
SGS SA (Reg.)	7,148	15,741,210
SMS Co., Ltd.	37,500	853,820
TechnoPro Holdings, Inc.	378,000	8,502,666
Teleperformance	43,140	12,325,412
Wolters Kluwer NV	180,133	17,639,043
Wolters Kluwer NV:
ADR	1,900	185,326
rights (b)(e)	180,133	114,046
		133,650,781
Road & Rail - 0.3%
Canadian National Railway Co.	291,858	34,709,180
Canadian Pacific Railway Ltd. (c)	121,899	9,125,359
Central Japan Railway Co.	42,700	5,027,073
Sankyu, Inc.	19,400	596,692
TFI International, Inc. (Canada)	75,900	7,572,374
		57,030,678
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (b)	255,197	11,241,428
Ashtead Group PLC	476,010	23,501,685
Beijer Ref AB (B Shares)	110,589	1,435,790
Bunzl PLC	469,059	15,589,756
Diploma PLC	53,586	1,563,742
Hanwa Co. Ltd.	6,300	155,854
IMCD NV	16,523	2,288,140
Kanamoto Co. Ltd.	21,900	337,134
Marubeni Corp.	124,900	1,301,743
Mitsubishi Corp.	245,300	8,031,281
Mitsui & Co. Ltd.	358,800	8,420,721
MonotaRO Co. Ltd.	172,700	3,098,634
Ochi Holdings Co. Ltd.	17,000	151,085
Rexel SA	250,000	4,070,048
Sojitz Corp.	90,300	1,519,382
Sumitomo Corp.	467,100	6,570,041
Toromont Industries Ltd.	30,625	2,370,531
Toyota Tsusho Corp.	18,400	644,150
Wakita & Co. Ltd.	14,100	113,405
Yamazen Co. Ltd.	53,900	360,936
Yuasa Trading Co. Ltd.	32,100	808,725
		93,574,211
Transportation Infrastructure - 0.2%
Aena SME SA (a)(b)	147,030	18,058,474
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	12,018,000	7,543,179
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	13,062	2,762,221
		28,363,874
TOTAL INDUSTRIALS		1,164,136,009
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.1%
Ericsson (B Shares)	1,381,714	10,333,042
Nokia Corp.	3,500,980	17,642,709
		27,975,751
Electronic Equipment & Components - 0.9%
Enplas Corp.	6,000	181,857
Halma PLC	495,370	11,941,030
Hamamatsu Photonics K.K.	126,000	5,342,230
Hexagon AB (B Shares)	494,196	5,050,210
Hirose Electric Co. Ltd.	130,290	18,461,770
Keyence Corp.	40,200	15,094,057
Kyocera Corp.	456,400	25,368,437
Largan Precision Co. Ltd.	34,000	2,164,419
Macnica Fuji Electronics Holdings, Inc.	4,200	90,117
Murata Manufacturing Co. Ltd.	440,500	23,719,350
Oki Electric Industry Co. Ltd.	21,400	115,481
OMRON Corp.	197,700	10,404,214
Renishaw PLC	22,897	983,115
Samsung SDI Co. Ltd.	6,511	2,867,152
Sanshin Electronic Co. Ltd.	14,500	179,006
Shimadzu Corp.	612,800	17,897,475
Topcon Corp.	62,300	840,381
Yokogawa Electric Corp.	389,500	6,798,069
		147,498,370
IT Services - 1.3%
Adyen BV (a)(b)	6,227	9,609,164
Amadeus IT Holding SA Class A (b)	1,207,922	63,765,431
Capgemini SA	152,306	26,479,365
Computershare Ltd.	73,786	1,230,581
Dlocal Ltd. (b)	38,047	946,229
Fujitsu Ltd.	202,240	23,798,248
Globant SA (b)	11,702	2,466,431
GMO Payment Gateway, Inc.	18,500	1,467,130
Infosys Ltd.	464,506	8,557,226
Locaweb Servicos de Internet SA (a)(b)	624,088	1,121,641
Mitsubishi Research Institute, Inc.	13,300	398,158
Nomura Research Institute Ltd.	808,700	21,765,198
NTT Data Corp.	1,017,700	14,321,448
OBIC Co. Ltd.	67,900	10,042,353
SCSK Corp.	155,500	2,532,054
SHIFT, Inc. (b)	12,300	1,762,498
Softcat PLC	78,162	1,176,778
TIS, Inc.	131,100	3,733,301
Visa, Inc. Class A	51,191	10,172,164
		205,345,398
Semiconductors & Semiconductor Equipment - 1.6%
ams-OSRAM AG (b)	212,700	1,561,903
Analog Devices, Inc.	134,439	20,371,542
ASML Holding NV	5,135	2,515,842
ASML Holding NV (Netherlands)	128,250	62,600,783
BE Semiconductor Industries NV	18,820	896,295
Broadcom, Inc.	29,314	14,630,911
Disco Corp.	30,300	7,357,136
GlobalWafers Co. Ltd.	59,000	934,153
Infineon Technologies AG	622,970	15,243,365
MediaTek, Inc.	310,000	6,712,571
NXP Semiconductors NV	170,294	28,026,987
Renesas Electronics Corp. (b)	384,700	3,642,551
Silergy Corp.	52,000	892,151
SK Hynix, Inc.	127,882	8,955,603
Taiwan Semiconductor Manufacturing Co. Ltd.	1,531,000	25,081,523
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	494,198	41,191,403
Tokyo Electron Ltd.	31,400	9,848,205
		250,462,924
Software - 1.3%
ANSYS, Inc. (b)	62,911	15,620,801
Atlassian Corp. PLC (b)	24,211	5,996,096
Aveva Group PLC	31,847	1,035,906
Cadence Design Systems, Inc. (b)	286,432	49,773,289
Check Point Software Technologies Ltd. (b)	91,900	11,050,056
Constellation Software, Inc.	7,076	10,651,687
Dassault Systemes SA	500,598	19,304,649
Kinaxis, Inc. (b)	17,785	2,050,756
Nemetschek Se	20,758	1,228,698
NICE Ltd. sponsored ADR (b)	28,079	5,991,216
Rakus Co. Ltd.	81,800	962,747
SAP SE	800,555	68,182,782
SAP SE sponsored ADR (c)	154,564	13,171,944
		205,020,627
Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	170,700	3,266,773
Canon, Inc.	191,700	4,591,083
Canon, Inc. sponsored ADR (c)	83,747	1,999,878
FUJIFILM Holdings Corp.	135,100	6,858,596
Ricoh Co. Ltd.	286,500	2,251,732
Samsung Electronics Co. Ltd.	2,286,211	100,880,803
Seiko Epson Corp.	215,000	3,378,471
		123,227,336
TOTAL INFORMATION TECHNOLOGY		959,530,406
MATERIALS - 3.6%
Chemicals - 2.1%
Air Liquide SA	235,444	29,504,153
Air Water, Inc.	68,600	858,189
Akzo Nobel NV	568,199	35,797,319
Asahi Kasei Corp.	721,700	5,274,034
BASF AG	397,780	16,825,631
Chr. Hansen Holding A/S	32,061	1,872,346
Covestro AG (a)	190,972	5,758,175
Croda International PLC	265,249	20,725,480
Daicel Chemical Industries Ltd.	221,000	1,387,928
Denka Co. Ltd.	193,260	4,629,754
Evonik Industries AG	167,969	3,138,844
Givaudan SA	7,159	22,916,124
Icl Group Ltd.	55,230	530,532
Johnson Matthey PLC	255,416	5,978,843
Kansai Paint Co. Ltd.	499,200	7,650,987
Kuraray Co. Ltd.	89,500	679,827
Linde PLC	79,990	22,625,971
Linde PLC	95,370	26,931,625
Mitsubishi Chemical Holdings Corp.	429,700	2,255,907
Mitsui Chemicals, Inc.	16,100	361,695
Nippon Sanso Holdings Corp.	229,900	4,181,223
Nitto Denko Corp.	180,200	11,106,228
Novozymes A/S Series B	328,010	18,863,096
PhosAgro PJSC (d)	3,751	352
Pidilite Industries Ltd.	59,830	2,041,344
Shin-Etsu Chemical Co. Ltd.	64,100	7,444,115
Sika AG	106,524	23,967,342
Sumitomo Chemical Co. Ltd.	428,800	1,687,896
Symrise AG	215,935	22,594,177
Teijin Ltd.	128,400	1,357,507
Toray Industries, Inc.	396,600	2,263,175
Tosoh Corp.	147,900	1,912,324
Umicore SA	125,536	3,990,293
UPL Ltd.	172,066	1,647,263
Yara International ASA	191,174	8,106,454
		326,866,153
Construction Materials - 0.1%
CRH PLC	147,907	5,461,853
HeidelbergCement AG	228,700	10,327,515
Taiheiyo Cement Corp.	24,400	365,303
		16,154,671
Containers & Packaging - 0.1%
Amcor PLC unit	385,213	4,663,173
CCL Industries, Inc. Class B	37,073	1,818,436
Sig Group AG	144,047	3,386,394
Smurfit Kappa Group PLC	364,308	12,283,035
Toyo Seikan Group Holdings Ltd.	56,800	672,165
		22,823,203
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (Canada)	171,668	7,079,254
Anglo American PLC:
ADR	15,297	246,435
(United Kingdom)	298,109	9,579,577
Antofagasta PLC	448,328	5,734,257
ArcelorMittal SA (Netherlands)	381,200	9,100,230
BHP Group Ltd.	878,971	23,978,344
BHP Group Ltd.:
(London)	335,534	9,197,091
sponsored ADR	94,000	5,159,660
Franco-Nevada Corp.	233,795	28,108,448
Glencore Xstrata PLC	4,223,573	23,092,635
IGO Ltd.	1,821,084	16,297,398
Mitsubishi Materials Corp.	26,400	394,021
Rio Tinto Ltd.	145,701	9,253,963
Rio Tinto PLC	369,098	20,378,002
Rio Tinto PLC sponsored ADR	169,843	9,560,462
South32 Ltd.	2,815,340	7,752,625
Wheaton Precious Metals Corp.	184,284	5,625,268
		190,537,670
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	468,672	7,006,005
Svenska Cellulosa AB SCA (B Shares)	402,482	6,054,220
		13,060,225
TOTAL MATERIALS		569,441,922
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	107,277	1,657,495
Great Portland Estates PLC	714,746	4,134,996
Scentre Group unit	2,809,781	5,583,865
Segro PLC	327,601	3,588,814
Warehouses de Pauw	43,155	1,317,539
		16,282,709
Real Estate Management & Development - 0.4%
Airport City Ltd. (b)	7,864	165,221
CK Asset Holdings Ltd.	1,331,100	8,984,613
ESR Cayman Ltd. (a)	2,005,800	5,616,447
Grand City Properties SA	396,134	4,705,481
LEG Immobilien AG	185,625	14,050,482
Lendlease Group unit	809,400	5,640,317
Mitsui Fudosan Co. Ltd.	514,000	10,403,678
TAG Immobilien AG (c)	254,184	2,348,791
Vonovia SE	260,506	7,052,298
		58,967,328
TOTAL REAL ESTATE		75,250,037
UTILITIES - 1.4%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	52,900	537,930
CLP Holdings Ltd.	646,000	5,566,128
EDF SA	5,988	71,821
Enel SpA	7,306,890	34,335,597
Iberdrola SA	2,254,874	23,477,071
Iberdrola SA ADR	5,500	228,360
Kansai Electric Power Co., Inc.	497,100	4,817,719
Origin Energy Ltd.	424,659	1,808,647
ORSTED A/S (a)	76,272	7,444,340
The Okinawa Electric Power Co., Inc.	49,600	404,437
Tokyo Electric Power Co., Inc. (b)	279,100	1,090,016
		79,782,066
Gas Utilities - 0.2%
APA Group unit	814,655	6,143,173
Beijing Enterprises Holdings Ltd.	754,500	2,244,204
China Resource Gas Group Ltd.	1,090,400	4,245,373
Osaka Gas Co. Ltd.	130,400	2,196,379
Tokyo Gas Co. Ltd.	347,500	6,519,523
		21,348,652
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	149,480	3,630,816
Electric Power Development Co. Ltd.	480,500	7,401,730
RWE AG	632,040	24,187,220
RWE AG ADR	20,428	780,554
Uniper SE (c)	4,616	24,980
		36,025,300
Multi-Utilities - 0.5%
E.ON AG	1,062,855	9,065,718
Engie SA	3,634,946	43,172,605
Engie SA ADR (c)	98,719	1,178,705
National Grid PLC	709,867	8,839,156
Veolia Environnement SA	684,976	15,266,341
		77,522,525
TOTAL UTILITIES		214,678,543
TOTAL COMMON STOCKS (Cost $6,120,177,838)		7,037,388,830

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	100,992	7,028,315
Porsche Automobil Holding SE (Germany)	5,399	380,681
Volkswagen AG	74,892	10,652,570
		18,061,566
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA	483,762	31,218,909
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,855,000	11,848,695
(PN) sponsored ADR (non-vtg.)	261,737	3,334,529
sponsored ADR	659,745	9,427,756
		24,610,980
FINANCIALS - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	4,028
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	51,864	2,089,723
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $76,828,500)		75,985,206

Equity Funds - 51.9%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	453,052
Europe Stock Funds - 1.3%
iShares MSCI United Kingdom ETF (c)	6,827,728	197,389,616
WisdomTree Europe Hedged Equity ETF (c)	209,614	13,872,255
TOTAL EUROPE STOCK FUNDS		211,261,871
Foreign Large Blend Funds - 10.0%
Artisan International Value Fund Investor Class	20,817,475	746,930,986
Fidelity SAI International Index Fund (f)	2,459,707	27,843,883
Fidelity SAI International Low Volatility Index Fund (f)	52,498,652	512,911,828
Harbor International Fund Institutional Class	9,619	361,589
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	25,023,608	303,286,129
TOTAL FOREIGN LARGE BLEND FUNDS		1,591,334,415
Foreign Large Growth Funds - 17.7%
American Funds EuroPacific Growth Fund Class F2	148,814	7,168,363
Fidelity Advisor International Discovery Fund Class Z (f)	21,005,227	813,742,504
Fidelity Diversified International Fund (f)	13,370,292	472,506,106
Fidelity Overseas Fund (f)	11,394,174	553,870,781
Fidelity SAI International Momentum Index Fund (f)	15,255,576	162,776,991
Fidelity SAI International Quality Index Fund (f)	229,961	2,368,595
Invesco Oppenheimer International Growth Fund Class R6	836,208	27,151,673
JOHCM International Select Fund Investor Shares	18,984,018	375,124,197
WCM Focused International Growth Fund Investor Class	20,690,913	397,058,617
TOTAL FOREIGN LARGE GROWTH FUNDS		2,811,767,827
Foreign Large Value Funds - 12.5%
Fidelity SAI International Value Index Fund (f)	103,027,366	817,007,013
iShares MSCI EAFE Value ETF (c)	5,575,951	235,751,208
Oakmark International Fund Investor Class	25,323,831	550,540,093
Pear Tree Polaris Foreign Value Fund Institutional Shares	19,840,307	377,759,437
TOTAL FOREIGN LARGE VALUE FUNDS		1,981,057,751
Foreign Small Mid Blend Funds - 1.5%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,565,342	40,589,312
Fidelity SAI International Small Cap Index Fund (f)	15,283,075	114,775,891
Victory Trivalent International Small-Cap Fund Class I	6,040,171	75,683,341
TOTAL FOREIGN SMALL MID BLEND FUNDS		231,048,544
Foreign Small Mid Growth Funds - 0.7%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (f)	2,588,253	47,106,203
Oberweis International Opportunities Institutional Fund	1,819,480	15,210,853
T. Rowe Price International Discovery Fund	693,406	40,092,752
Wasatch International Growth Fund Investor Class	110	2,558
TOTAL FOREIGN SMALL MID GROWTH FUNDS		102,412,366
Foreign Small Mid Value Funds - 0.7%
Brandes International Small Cap Equity Fund Class A	2,423,064	25,708,711
Oakmark International Small Cap Fund Investor Class	1,669,334	24,856,377
Transamerica International Small Cap Value Fund Class I	5,682,172	66,822,347
TOTAL FOREIGN SMALL MID VALUE FUNDS		117,387,435
Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (c)	201,575	5,603,785
Other - 7.5%
Fidelity Advisor Japan Fund Class Z (f)	3,900,816	55,586,629
Fidelity Japan Smaller Companies Fund (f)	7,813,236	103,290,979
Fidelity SAI Japan Stock Index Fund (f)	104,918,315	854,035,080
iShares MSCI Australia ETF (c)	7,695,457	168,607,463
Matthews Japan Fund Investor Class	222	3,520
TOTAL OTHER		1,181,523,671
TOTAL EQUITY FUNDS (Cost $7,906,350,768)		8,233,850,717

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.11% to 2.5% 9/1/22 to 11/10/22 (h) (Cost $14,460,452)	14,490,000	14,457,978

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 2.34% (i)(j)	103,208,689	103,219,010
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (k)	463,333,426	463,333,426
TOTAL MONEY MARKET FUNDS (Cost $566,552,436)		566,552,436

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $14,684,369,994)	15,928,235,167
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(68,521,636)
NET ASSETS - 100.0%	15,859,713,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (Japan)	1,086	Sep 2022	151,252,650	591,251	591,251
ICE E-mini MSCI EAFE Index Contracts (United States)	1,402	Sep 2022	128,079,710	(3,491,829)	(3,491,829)

TOTAL FUTURES CONTRACTS					(2,900,578)
The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,630,728 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,397,978.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Securities Lending Cash Central Fund 2.34%	106,934,926	1,374,643,931	1,378,359,847	2,350,511	-	-	103,219,010	0.3%
Total	106,934,926	1,374,643,931	1,378,359,847	2,350,511	-	-	103,219,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	1,125,937,643	-	139,000,001	-	(19,700,415)	(153,494,723)	813,742,504
Fidelity Advisor International Small Cap Fund Class Z	75,483,967	277,357	25,450,222	-	(4,392,504)	(5,329,286)	40,589,312
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	77,918,434	-	17,797,543	-	(2,544,413)	(10,470,275)	47,106,203
Fidelity Advisor Japan Fund Class Z	64,324,457	-	-	-	-	(8,737,828)	55,586,629
Fidelity Diversified International Fund	649,338,765	-	70,999,999	-	(23,548,783)	(82,283,877)	472,506,106
Fidelity Japan Smaller Companies Fund	115,870,288	-	-	-	-	(12,579,309)	103,290,979
Fidelity Overseas Fund	778,192,337	-	98,000,000	-	(29,733,945)	(96,587,611)	553,870,781
Fidelity SAI International Index Fund	320,771,471	433,500,000	717,500,000	-	(35,559,162)	26,631,574	27,843,883
Fidelity SAI International Low Volatility Index Fund	171,461,639	372,000,000	-	-	-	(30,549,811)	512,911,828
Fidelity SAI International Momentum Index Fund	451,078,800	-	222,000,001	-	(72,187,933)	5,886,125	162,776,991
Fidelity SAI International Quality Index Fund	2,773,326	-	-	-	-	(404,731)	2,368,595
Fidelity SAI International Small Cap Index Fund	148,232,792	8,445,173	18,810,314	-	(4,474,300)	(18,617,460)	114,775,891
Fidelity SAI International Value Index Fund	1,659,358,147	-	638,000,000	-	(105,495,999)	(98,855,135)	817,007,013
Fidelity SAI Japan Stock Index Fund	1,198,577,710	-	189,000,000	-	(43,951,887)	(111,590,743)	854,035,080
	6,839,319,776	814,222,530	2,136,558,080	-	(341,589,341)	(596,983,090)	4,578,411,795

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	263,279,321	54,918,216	208,361,105	-
Consumer Discretionary	561,094,975	156,132,138	404,962,837	-
Consumer Staples	881,704,404	132,415,371	749,289,033	-
Energy	407,287,111	136,050,963	270,518,433	717,715
Financials	1,152,220,526	294,605,489	857,598,028	17,009
Health Care	862,661,059	131,304,165	731,356,894	-
Industrials	1,164,136,009	427,199,709	736,936,300	-
Information Technology	961,620,129	283,051,963	678,568,166	-
Materials	569,441,922	242,048,510	327,393,060	352
Real Estate	75,250,037	31,968,819	43,281,218	-
Utilities	214,678,543	30,102,456	184,576,087	-

Equity Funds	8,233,850,717	8,233,850,717	-	-

Other Short-Term Investments	14,457,978	-	14,457,978	-

Money Market Funds	566,552,436	566,552,436	-	-
Total Investments in Securities:	15,928,235,167	10,720,200,952	5,207,299,139	735,076
Derivative Instruments:

Assets
Futures Contracts	591,251	591,251	-	-
Total Assets	591,251	591,251	-	-

Liabilities
Futures Contracts	(3,491,829)	(3,491,829)	-	-
Total Liabilities	(3,491,829)	(3,491,829)	-	-
Total Derivative Instruments:	(2,900,578)	(2,900,578)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	591,251	(3,491,829)
Total Equity Risk	591,251	(3,491,829)
Total Value of Derivatives	591,251	(3,491,829)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,860,431) - See accompanying schedule:	$11,246,604,362
Unaffiliated issuers (cost $9,910,432,332)
Fidelity Central Funds (cost $103,219,010)	103,219,010
Other affiliated issuers (cost $4,670,718,652)	4,578,411,795

Total Investment in Securities (cost $14,684,369,994)		$15,928,235,167
Foreign currency held at value (cost $5,012,893)		5,028,749
Receivable for investments sold		5,428,099
Receivable for fund shares sold		7,142,455
Dividends receivable		16,583,443
Reclaims receivable		28,134,430
Interest receivable		879,343
Distributions receivable from Fidelity Central Funds		107,947
Prepaid expenses		38,532
Other receivables		256,924
Total assets		15,991,835,089
Liabilities
Payable for investments purchased
Regular delivery	$16,051,400
Delayed delivery	594,361
Payable for fund shares redeemed	7,340,867
Accrued management fee	2,184,140
Payable for daily variation margin on futures contracts	1,347,480
Other payables and accrued expenses	1,303,151
Collateral on securities loaned	103,300,159
Total Liabilities		132,121,558
Net Assets		$15,859,713,531
Net Assets consist of:
Paid in capital		$14,944,057,617
Total accumulated earnings (loss)		915,655,914
Net Assets		$15,859,713,531
Net Asset Value , offering price and redemption price per share ($15,859,713,531 ÷ 1,651,157,397 shares)		$9.61

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$221,280,664
Non-Cash dividends		12,643,244
Interest		2,354,197
Income from Fidelity Central Funds (including $2,350,511 from security lending)		2,350,511
Income before foreign taxes withheld		238,628,616
Less foreign taxes withheld		(19,998,549)
Total Income		218,630,067
Expenses
Management fee	$38,384,510
Custodian fees and expenses	321,035
Independent trustees' fees and expenses	63,006
Registration fees	86,849
Audit	82,794
Legal	17,756
Miscellaneous	69,572
Total expenses before reductions	39,025,522
Expense reductions	(23,920,842)
Total expenses after reductions		15,104,680
Net Investment income (loss)		203,525,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $495,513)	(59,393,712)
Other affiliated issuers	(341,589,341)
Foreign currency transactions	(2,982,289)
Futures contracts	(43,563,672)
Capital gain distributions from underlying funds:
Unaffiliated issuers	39,619
Total net realized gain (loss)		(447,489,395)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $414,150)	(2,383,808,935)
Affiliated issuers	(596,983,090)
Assets and liabilities in foreign currencies	(2,613,344)
Futures contracts	14,774,814
Total change in net unrealized appreciation (depreciation)		(2,968,630,555)
Net gain (loss)		(3,416,119,950)
Net increase (decrease) in net assets resulting from operations		$(3,212,594,563)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$203,525,387	$420,263,151
Net realized gain (loss)	(447,489,395)	1,640,920,347
Change in net unrealized appreciation (depreciation)	(2,968,630,555)	(2,142,116,264)
Net increase (decrease) in net assets resulting from operations	(3,212,594,563)	(80,932,766)
Distributions to shareholders	(430,058,700)	(1,971,210,060)
Share transactions
Proceeds from sales of shares	1,316,732,624	6,949,817,508
Reinvestment of distributions	393,404,598	1,846,735,934
Cost of shares redeemed	(4,866,252,631)	(3,886,239,701)
Net increase (decrease) in net assets resulting from share transactions	(3,156,115,409)	4,910,313,741
Total increase (decrease) in net assets	(6,798,768,672)	2,858,170,915

Net Assets
Beginning of period	22,658,482,203	19,800,311,288
End of period	$15,859,713,531	$22,658,482,203

Other Information
Shares
Sold	125,177,672	536,412,235
Issued in reinvestment of distributions	35,505,830	146,286,367
Redeemed	(470,707,356)	(299,692,661)
Net increase (decrease)	(310,023,854)	383,005,941

Strategic Advisers® International Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.55	$12.55	$9.93	$10.03	$11.43	$9.78
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	.13	.20	.21	.19
Net realized and unrealized gain (loss)	(1.82)	(.12)	2.71	.06	(.98)	1.82
Total from investment operations	(1.71)	.12	2.84	.26	(.77)	2.01
Distributions from net investment income	- D	(.26)	(.14)	(.22)	(.18)	(.18)
Distributions from net realized gain	(.22)	(.86)	(.08)	(.14)	(.44)	(.18)
Total distributions	(.23) E	(1.12)	(.22)	(.36)	(.63) E	(.36)
Net asset value, end of period	$9.61	$11.55	$12.55	$9.93	$10.03	$11.43
Total Return F,G	(15.10)%	.30%	28.99%	2.35%	(6.57)%	20.53%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.41% J	.41%	.43%	.44%	.45%	.50%
Expenses net of fee waivers, if any	.16% J	.16%	.18%	.19%	.20%	.25%
Expenses net of all reductions	.16% J	.16%	.18%	.19%	.20%	.24%
Net investment income (loss)	2.13% J	1.83%	1.25%	1.91%	1.95%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$15,859,714	$22,658,482	$19,800,311	$15,096,568	$15,904,961	$17,256,557
Portfolio turnover rate K	29% J	29%	41%	33%	39%	33%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers International Fund	$256,910

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,596,201,813
Gross unrealized depreciation	(1,450,652,710)
Net unrealized appreciation (depreciation)	$1,145,549,103
Tax cost	$14,779,785,486

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	2,698,530,731	5,763,394,678

5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc. and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers International Fund	$ 3,185

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Strategic Advisers International Fund	$ 18,728

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers International Fund	$ 253,429	$ -	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $23,917,040.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,802.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers International Fund
Fidelity International Discovery Fund	10%
Fidelity Japan Smaller Companies Fund	26%
Fidelity SAI International Momentum Index Fund	24%
Fidelity SAI International Small Cap Index Fund	16%
Fidelity SAI International Value Index Fund	18%
Fidelity SAI Japan Stock Index Fund	85%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Strategic Advisers® International Fund	.16%
Actual		$ 1,000	$ 849.00	$ .75
Hypothetical- B		$ 1,000	$ 1,024.40	$ .82

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers International Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to add a new investment mandate to, and update the fee schedule of the existing mandate on, the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode or Sub-Adviser) and the Trust on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement will result in the same or lower fees at all asset levels. The Board noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement except for the amendment to the fee schedule to add the new investment mandate. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. With respect to the new mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also noted its consideration of these matters at its September 2021 meeting with respect to the other existing mandate on the Amended Sub-Advisory Agreement. The Board also considered the detailed information provided by Strategic Advisers and Geode with respect to the fund and the other funds it sub-advises in the June 2022 annual contract renewal materials, and the additional information regarding the new investment mandate provided by Strategic Advisers and Geode in the Board's May 2022 materials.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Adviser's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services. The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Adviser under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered model performance of the new investment mandate to be used by Geode.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of adding the new investment mandate for the Sub-Adviser.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that approval of the Amended Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers has not allocated assets to the existing mandate, and does not expect to allocate assets to the new or existing mandates at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.   Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits . The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement provides for breakpoints with respect to the new mandate, and will continue to provide for breakpoints with respect to the existing mandate, that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912867.112
SIT-SANN-1022
Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI International Value Index Fund	18.3
Fidelity Overseas Fund	11.0
Fidelity Advisor International Discovery Fund Class Z	10.5
Fidelity Diversified International Fund	8.8
Fidelity International Capital Appreciation Fund	7.8
Fidelity SAI International Low Volatility Index Fund	6.0
Fidelity SAI International Small Cap Index Fund	2.5
Fidelity Advisor Japan Fund Class Z	1.9
Fidelity SAI International Index Fund	1.4
Fidelity SAI International Momentum Index Fund	1.3
69.5

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 23.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	466,432	18,164,136
Deutsche Telekom AG	1,164,381	21,945,363
Elisa Corp. (A Shares)	292,508	15,656,092
HKT Trust/HKT Ltd. unit	6,792,000	9,112,013
		64,877,604
Entertainment - 0.2%
Capcom Co. Ltd.	490,800	13,396,255
Sea Ltd. ADR (b)	86,050	5,335,100
Universal Music Group NV	934,627	18,559,776
		37,291,131
Interactive Media & Services - 0.0%
Z Holdings Corp.	1,688,900	4,965,156
Media - 0.1%
Vivendi SA (c)	1,073,900	9,734,321
Wireless Telecommunication Services - 0.3%
SoftBank Group Corp.	891,000	35,293,901
Vodafone Group PLC	12,256,158	16,409,182
		51,703,083
TOTAL COMMUNICATION SERVICES		168,571,295
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
DENSO Corp.	623,300	34,020,174
Automobiles - 1.0%
Ferrari NV (Italy)	54,541	10,589,481
Isuzu Motors Ltd.	2,366,100	29,386,219
Mercedes-Benz Group AG (Germany)	342,207	19,186,070
Suzuki Motor Corp.	741,300	25,909,288
Toyota Motor Corp.	7,131,100	106,717,400
		191,788,458
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	650,461	13,992,105
Flight Centre Travel Group Ltd. (b)(c)	1,284,411	15,495,331
Flutter Entertainment PLC (Ireland) (b)	27,632	3,478,040
InterContinental Hotel Group PLC	189,211	10,271,544
		43,237,020
Household Durables - 0.1%
Sony Group Corp.	339,000	26,951,621
Internet & Direct Marketing Retail - 0.1%
Delivery Hero AG (a)(b)	101,892	4,228,643
Prosus NV	227,202	14,043,238
ZOZO, Inc.	212,200	4,690,305
		22,962,186
Multiline Retail - 0.1%
B&M European Value Retail SA	1,302,012	5,594,913
Pan Pacific International Holdings Ltd.	336,100	6,034,877
		11,629,790
Specialty Retail - 0.1%
Fast Retailing Co. Ltd.	7,600	4,443,962
WH Smith PLC (b)	245,978	4,084,834
		8,528,796
Textiles, Apparel & Luxury Goods - 0.5%
Compagnie Financiere Richemont SA Series A	174,290	19,490,578
EssilorLuxottica SA	89,773	13,464,943
Hermes International SCA	9,464	12,197,661
LVMH Moet Hennessy Louis Vuitton SE	87,290	56,325,350
		101,478,532
TOTAL CONSUMER DISCRETIONARY		440,596,577
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	244,188	11,792,942
Coca-Cola HBC AG	456,365	10,444,137
Diageo PLC	1,023,592	44,471,382
Heineken NV (Bearer)	136,086	12,272,809
Pernod Ricard SA	147,480	27,203,950
		106,185,220
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	347,500	13,804,618
Food Products - 0.7%
Nestle SA (Reg. S)	949,522	111,115,889
Tate & Lyle PLC	2,065,085	18,333,229
		129,449,118
Household Products - 0.2%
Reckitt Benckiser Group PLC	555,836	42,889,194
Personal Products - 0.2%
Shiseido Co. Ltd.	397,500	15,015,090
Unilever PLC	525,509	23,838,308
		38,853,398
Tobacco - 0.0%
Imperial Brands PLC	426,372	9,376,704
TOTAL CONSUMER STAPLES		340,558,252
ENERGY - 1.9%
Energy Equipment & Services - 0.2%
John Wood Group PLC (b)	6,580,533	9,888,297
Tenaris SA	1,808,203	24,735,286
		34,623,583
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	5,570,344	28,464,034
Equinor ASA	1,113,093	43,199,865
Idemitsu Kosan Co. Ltd.	293,900	7,749,340
INPEX Corp.	1,136,600	13,064,793
Reliance Industries Ltd. sponsored GDR (a)(b)	193,300	12,738,470
Santos Ltd.	2,368,923	12,645,982
Shell PLC:
ADR (c)	1,017,800	53,923,044
(London)	692,514	18,329,483
rights (b)(d)	692,514	164,994
Thungela Resources Ltd. (c)	84,400	1,619,744
TotalEnergies SE	2,012,565	101,895,577
Woodside Energy Group Ltd.	1,372,575	31,882,881
		325,678,207
TOTAL ENERGY		360,301,790
FINANCIALS - 5.4%
Banks - 2.6%
Banco Santander SA (Spain)	11,884,247	28,768,157
Bank of Ireland Group PLC	1,119,296	6,931,243
BNP Paribas SA	1,060,040	49,260,258
CaixaBank SA	6,092,172	18,395,331
Commonwealth Bank of Australia	400,065	26,437,199
DBS Group Holdings Ltd.	958,000	22,305,599
Erste Group Bank AG	214,800	4,830,369
FinecoBank SpA	1,109,685	12,060,649
HSBC Holdings PLC (United Kingdom)	3,205,397	19,638,965
ING Groep NV (Certificaten Van Aandelen)	1,291,787	11,321,789
KBC Group NV	659,538	31,455,029
Lloyds Banking Group PLC	65,700,388	33,294,136
Mediobanca SpA	1,147,500	9,119,348
Mitsubishi UFJ Financial Group, Inc.	9,507,700	49,287,421
National Australia Bank Ltd.	824,301	17,092,813
NatWest Group PLC	6,494,590	18,594,074
Nordea Bank ABP	2,364,736	21,994,707
PT Bank Rakyat Indonesia (Persero) Tbk	22,831,800	6,667,550
Societe Generale Series A	193,777	4,271,895
Standard Chartered PLC (United Kingdom)	4,274,473	29,704,550
Sumitomo Mitsui Financial Group, Inc.	548,200	16,535,501
Unicaja Banco SA (a)	2,989,700	2,693,533
United Overseas Bank Ltd.	2,992,603	58,354,127
		499,014,243
Capital Markets - 0.6%
Hong Kong Exchanges and Clearing Ltd.	256,800	10,347,635
Macquarie Group Ltd.	387,021	46,308,338
Nordnet AB	567,165	6,823,538
UBS Group AG	1,175,408	18,674,257
UBS Group AG (c)	1,602,600	25,401,210
		107,554,978
Diversified Financial Services - 0.3%
Investor AB (B Shares)	1,747,956	27,662,306
ORIX Corp.	2,162,900	35,552,427
		63,214,733
Insurance - 1.9%
AIA Group Ltd.	4,908,200	47,222,953
Aviva PLC	3,077,266	14,967,938
AXA SA	2,084,274	49,088,021
Beazley PLC	1,052,000	7,124,892
Hannover Reuck SE	102,200	15,087,495
Hiscox Ltd.	791,564	8,255,809
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	91,243	21,799,844
NN Group NV	587,122	24,173,458
NN Group NV rights (b)(c)(d)	587,122	590,028
Prudential PLC	728,322	7,643,858
Sampo Oyj (A Shares)	395,700	17,901,599
Steadfast Group Ltd.	6,047,451	20,697,577
Swiss Life Holding AG	20,340	10,662,114
Talanx AG	313,192	11,110,403
Tokio Marine Holdings, Inc.	665,300	36,870,517
Zurich Insurance Group Ltd.	134,012	59,487,885
		352,684,391
TOTAL FINANCIALS		1,022,468,345
HEALTH CARE - 2.8%
Biotechnology - 0.1%
Argenx SE (b)	55,821	21,020,044
Health Care Equipment & Supplies - 0.5%
GN Store Nord A/S	132,550	3,766,546
Hoya Corp.	493,600	50,335,736
Olympus Corp.	1,552,400	33,061,830
Siemens Healthineers AG (a)	224,641	10,977,337
		98,141,449
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	144,654	10,045,070
Lonza Group AG	20,833	11,110,656
Sartorius Stedim Biotech	37,349	13,726,139
		34,881,865
Pharmaceuticals - 2.0%
AstraZeneca PLC (United Kingdom)	864,635	106,948,725
Bayer AG	306,900	16,231,326
Daiichi Sankyo Kabushiki Kaisha	888,900	26,713,051
Euroapi SASU (b)(c)	17,270	269,965
Merck KGaA	122,717	21,080,322
Novartis AG	163,270	13,206,595
Roche Holding AG (participation certificate)	292,078	94,119,696
Sanofi SA	1,015,271	82,998,242
UCB SA	415,591	29,277,137
		390,845,059
TOTAL HEALTH CARE		544,888,417
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
Airbus Group NV	295,729	28,979,416
BAE Systems PLC	4,572,428	41,179,744
Dassault Aviation SA	58,221	8,015,760
Rheinmetall AG	144,720	23,037,120
Thales SA	50,428	6,088,916
		107,300,956
Air Freight & Logistics - 0.4%
Deutsche Post AG	1,485,058	54,203,320
DSV A/S	190,863	28,278,388
		82,481,708
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (b)	151,100	10,986,481
Building Products - 0.2%
ASSA ABLOY AB (B Shares)	828,417	16,778,736
Kingspan Group PLC (Ireland)	153,194	8,719,859
Nibe Industrier AB (B Shares)	613,937	5,773,657
		31,272,252
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	903,195	5,454,822
Construction & Engineering - 0.2%
Ferrovial SA	383,446	9,625,895
VINCI SA	300,738	27,744,127
		37,370,022
Industrial Conglomerates - 0.7%
Hitachi Ltd.	1,605,800	80,229,109
Siemens AG	482,049	48,828,716
		129,057,825
Machinery - 0.5%
Indutrade AB	455,961	8,477,624
Kawasaki Heavy Industries Ltd.	579,100	11,239,213
Minebea Mitsumi, Inc.	1,457,900	25,057,056
Misumi Group, Inc.	474,400	11,644,686
Sandvik AB	943,309	14,706,659
SMC Corp.	17,600	8,349,962
Techtronic Industries Co. Ltd.	721,000	8,503,650
		87,978,850
Professional Services - 0.4%
Experian PLC	224,554	6,814,194
Persol Holdings Co. Ltd.	657,900	13,206,823
Recruit Holdings Co. Ltd.	540,200	17,173,285
RELX PLC (London Stock Exchange)	495,421	12,992,470
Teleperformance	54,271	15,505,620
Wolters Kluwer NV	63,324	6,200,834
		71,893,226
Trading Companies & Distributors - 0.5%
Brenntag SE	185,073	12,134,773
Bunzl PLC	587,960	19,541,578
Ferguson PLC	50,500	5,858,372
IMCD NV	84,866	11,752,423
Itochu Corp.	1,258,700	34,640,331
RS GROUP PLC	541,048	6,825,895
		90,753,372
Transportation Infrastructure - 0.0%
Aena SME SA (a)(b)	50,363	6,185,669
TOTAL INDUSTRIALS		660,735,183
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
Ericsson (B Shares)	762,050	5,698,933
Electronic Equipment & Components - 0.1%
Azbil Corp.	93,300	2,658,434
Ibiden Co. Ltd.	135,500	4,300,641
Keyence Corp.	31,400	11,789,886
		18,748,961
IT Services - 0.7%
Adyen BV (a)(b)	13,060	20,153,475
ALTEN	39,700	4,911,261
Amadeus IT Holding SA Class A (b)	176,575	9,321,281
Capgemini SA	130,088	22,616,625
Edenred SA	132,933	6,746,346
Fujitsu Ltd.	196,300	23,099,269
TIS, Inc.	720,600	20,520,342
Wix.com Ltd. (b)	166,950	10,566,266
Worldline SA (a)(b)	189,008	8,097,613
		126,032,478
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV (Netherlands)	80,937	39,506,585
Infineon Technologies AG	312,518	7,646,959
Renesas Electronics Corp. (b)	3,687,900	34,919,063
Sumco Corp.	1,348,500	18,303,034
		100,375,641
Software - 0.1%
Money Forward, Inc. (b)	179,100	4,412,184
NICE Ltd. (b)	42,266	9,164,210
SAP SE	118,323	10,077,498
		23,653,892
Technology Hardware, Storage & Peripherals - 0.3%
Canon, Inc.	207,800	4,976,666
FUJIFILM Holdings Corp.	717,000	36,399,804
Samsung Electronics Co. Ltd.	112,190	4,950,469
		46,326,939
TOTAL INFORMATION TECHNOLOGY		320,836,844
MATERIALS - 2.2%
Chemicals - 0.7%
Air Liquide SA	231,026	28,950,521
HEXPOL AB (B Shares)	770,207	6,863,946
Linde PLC	62,400	17,621,195
Nutrien Ltd.	125,900	11,558,049
Shin-Etsu Chemical Co. Ltd.	434,000	50,401,653
Sika AG	62,094	13,970,825
		129,366,189
Construction Materials - 0.2%
CRH PLC	1,080,098	39,885,448
Metals & Mining - 1.3%
Alleima AB (b)	188,661	757,476
Anglo American PLC (United Kingdom)	904,281	29,058,598
ArcelorMittal SA (Netherlands)	863,339	20,610,136
BHP Group Ltd.	1,822,896	49,728,633
Dowa Holdings Co. Ltd.	100,800	3,799,561
Evolution Mining Ltd.	1,107,815	1,780,318
Fortescue Metals Group Ltd.	1,101,296	13,686,432
Glencore Xstrata PLC	11,934,279	65,251,376
Iluka Resources Ltd.	4,336,629	30,488,589
Lynas Rare Earths Ltd. (b)	1,423,433	8,503,691
Newcrest Mining Ltd.	675,456	8,120,107
South32 Ltd.	3,780,796	10,411,208
		242,196,125
Paper & Forest Products - 0.0%
UPM-Kymmene Corp.	349,488	11,902,777
TOTAL MATERIALS		423,350,539
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
National Storage REIT unit	9,895,142	16,253,166
Real Estate Management & Development - 0.6%
City Developments Ltd.	1,808,800	10,502,268
Grainger Trust PLC	2,679,359	8,348,024
Kerry Properties Ltd.	7,295,000	16,818,937
LEG Immobilien AG	190,933	14,452,260
Mitsubishi Estate Co. Ltd.	1,121,100	15,097,712
Mitsui Fudosan Co. Ltd.	817,300	16,542,657
Vonovia SE	1,266,241	34,279,092
		116,040,950
TOTAL REAL ESTATE		132,294,116
UTILITIES - 0.7%
Electric Utilities - 0.4%
Enel SpA	2,294,900	10,783,899
Iberdrola SA	2,137,189	22,251,770
Kansai Electric Power Co., Inc.	1,482,700	14,369,810
ORSTED A/S (a)	382,497	37,332,672
		84,738,151
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	953,998	36,508,069
Multi-Utilities - 0.1%
Veolia Environnement SA	425,539	9,484,162
TOTAL UTILITIES		130,730,382
TOTAL COMMON STOCKS (Cost $5,073,291,015)		4,545,331,740

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)	319,254	22,510,445
Volkswagen AG	77,876	11,077,012
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $43,553,036)		33,587,457

Equity Funds - 72.8%
	Shares	Value ($)
Foreign Large Blend Funds - 8.2%
Fidelity Pacific Basin Fund (e)	4,884,671	145,074,724
Fidelity SAI International Index Fund (e)	23,223,364	262,888,486
Fidelity SAI International Low Volatility Index Fund (e)	117,569,807	1,148,657,012
TOTAL FOREIGN LARGE BLEND FUNDS		1,556,620,222
Foreign Large Growth Funds - 39.9%
Fidelity Advisor International Discovery Fund Class Z (e)	51,701,774	2,002,926,740
Fidelity Diversified International Fund (e)	47,368,223	1,673,993,015
Fidelity International Capital Appreciation Fund (e)	71,990,601	1,481,566,574
Fidelity Overseas Fund (e)	43,006,270	2,090,534,771
Fidelity SAI International Momentum Index Fund (e)	23,931,380	255,347,820
Fidelity SAI International Quality Index Fund (e)	9,142,532	94,168,079
TOTAL FOREIGN LARGE GROWTH FUNDS		7,598,536,999
Foreign Large Value Funds - 18.3%
Fidelity SAI International Value Index Fund (e)	438,889,355	3,480,392,576
Foreign Small Mid Blend Funds - 2.5%
Fidelity SAI International Small Cap Index Fund (e)	63,801,004	479,145,542
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	5,472,738	99,603,838
Sector Funds - 0.5%
Fidelity Advisor International Real Estate Fund Class Z (e)	8,392,364	93,071,316
Other - 2.9%
Fidelity Advisor Japan Fund Class Z (e)	25,843,030	368,263,182
Fidelity Japan Smaller Companies Fund (e)	2,972,180	39,292,215
Fidelity SAI Japan Stock Index Fund (e)	17,985,696	146,403,565
TOTAL OTHER		553,958,962
TOTAL EQUITY FUNDS (Cost $15,223,843,773)		13,861,329,455

Other - 0.1%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e) (Cost $10,022,703)	1,173,878	14,215,658

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.11% to 2.9% 9/1/22 to 12/1/22 (g) (Cost $21,672,810)	21,710,000	21,670,053

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	87,914,066	87,931,649
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	48,217,952	48,222,774
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (j)	459,995,217	459,995,217
TOTAL MONEY MARKET FUNDS (Cost $596,149,640)		596,149,640

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $20,968,532,977)	19,072,284,003
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(41,007,450)
NET ASSETS - 100.0%	19,031,276,553

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (Japan)	250	Sep 2022	34,818,750	135,722	135,722
ICE E-mini MSCI EAFE Index Contracts (United States)	4,676	Sep 2022	427,175,980	(18,106,168)	(18,106,168)

TOTAL FUTURES CONTRACTS					(17,970,446)
The notional amount of futures purchased as a percentage of Net Assets is 2.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $861,558,286.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,571,548 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,200,053.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	69,827,988	365,955,200	347,851,539	485,064	-	-	87,931,649	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	26,204,871	411,665,335	389,647,432	791,220	-	-	48,222,774	0.1%
Total	96,032,859	777,620,535	737,498,971	1,276,284	-	-	136,154,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	2,384,485,835	-	-	-	-	(381,559,095)	2,002,926,740
Fidelity Advisor International Real Estate Fund Class Z	109,352,502	-	-	-	-	(16,281,186)	93,071,316
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	100,692,930	17,815,021	-	-	-	(18,904,113)	99,603,838
Fidelity Advisor Japan Fund Class Z	426,151,570	-	-	-	-	(57,888,388)	368,263,182
Fidelity Diversified International Fund	2,014,096,859	-	-	-	-	(340,103,844)	1,673,993,015
Fidelity International Capital Appreciation Fund	1,739,292,927	-	-	-	-	(257,726,353)	1,481,566,574
Fidelity Japan Smaller Companies Fund	44,077,424	-	-	-	-	(4,785,209)	39,292,215
Fidelity Overseas Fund	2,516,726,904	-	-	-	-	(426,192,133)	2,090,534,771
Fidelity Pacific Basin Fund	171,989,260	-	-	-	-	(26,914,536)	145,074,724
Fidelity SAI Inflation-Focused Fund	13,476,115	-	-	-	-	739,543	14,215,658
Fidelity SAI International Index Fund	1,344,983,583	-	930,815,027	-	(180,636,148)	29,356,078	262,888,486
Fidelity SAI International Low Volatility Index Fund	1,286,213,686	-	-	-	-	(137,556,674)	1,148,657,012
Fidelity SAI International Momentum Index Fund	304,885,776	-	-	-	-	(49,537,956)	255,347,820
Fidelity SAI International Quality Index Fund	110,258,936	-	-	-	-	(16,090,857)	94,168,079
Fidelity SAI International Small Cap Index Fund	572,933,019	-	-	-	-	(93,787,477)	479,145,542
Fidelity SAI International Value Index Fund	4,068,504,316	-	-	-	-	(588,111,740)	3,480,392,576
Fidelity SAI Japan Stock Index Fund	168,885,685	-	-	-	-	(22,482,120)	146,403,565
	17,377,007,327	17,815,021	930,815,027	-	(180,636,148)	(2,407,826,060)	13,875,545,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	168,571,295	20,991,192	147,580,103	-
Consumer Discretionary	474,184,034	49,409,872	424,774,162	-
Consumer Staples	340,558,252	68,254,125	272,304,127	-
Energy	360,301,790	78,169,555	282,132,235	-
Financials	1,022,468,345	271,041,524	751,426,821	-
Health Care	544,888,417	57,084,857	487,803,560	-
Industrials	660,735,183	174,688,422	486,046,761	-
Information Technology	320,836,844	54,004,708	266,832,136	-
Materials	423,350,539	69,313,579	354,036,960	-
Real Estate	132,294,116	22,800,284	109,493,832	-
Utilities	130,730,382	36,508,069	94,222,313	-

Equity Funds	13,861,329,455	13,861,329,455	-	-

Other	14,215,658	14,215,658	-	-

Other Short-Term Investments	21,670,053	-	21,670,053	-

Money Market Funds	596,149,640	596,149,640	-	-
Total Investments in Securities:	19,072,284,003	15,373,960,940	3,698,323,063	-
Derivative Instruments:

Assets
Futures Contracts	135,722	135,722	-	-
Total Assets	135,722	135,722	-	-

Liabilities
Futures Contracts	(18,106,168)	(18,106,168)	-	-
Total Liabilities	(18,106,168)	(18,106,168)	-	-
Total Derivative Instruments:	(17,970,446)	(17,970,446)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	135,722	(18,106,168)
Total Equity Risk	135,722	(18,106,168)
Total Value of Derivatives	135,722	(18,106,168)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,342,701) - See accompanying schedule:	$5,060,584,467
Unaffiliated issuers (cost $5,598,512,078)
Fidelity Central Funds (cost $136,154,423)	136,154,423
Other affiliated issuers (cost $15,233,866,476)	13,875,545,113

Total Investment in Securities (cost $20,968,532,977)		$19,072,284,003
Foreign currency held at value (cost $2,584,903)		2,584,896
Receivable for investments sold		4,317,977
Receivable for fund shares sold		19,165,372
Dividends receivable		16,977,947
Interest receivable		687,430
Distributions receivable from Fidelity Central Funds		222,348
Prepaid expenses		41,294
Other receivables		109,186
Total assets		19,116,390,453
Liabilities
Payable for investments purchased
Regular delivery	$21,233,194
Delayed delivery	754,628
Payable for fund shares redeemed	10,409,186
Accrued management fee	1,098,747
Payable for daily variation margin on futures contracts	3,245,584
Other payables and accrued expenses	149,787
Collateral on securities loaned	48,222,774
Total Liabilities		85,113,900
Net Assets		$19,031,276,553
Net Assets consist of:
Paid in capital		$21,510,596,654
Total accumulated earnings (loss)		(2,479,320,101)
Net Assets		$19,031,276,553
Net Asset Value , offering price and redemption price per share ($19,031,276,553 ÷ 1,961,110,265 shares)		$9.70

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$119,876,981
Non-Cash dividends		8,147,957
Interest		2,894,069
Income from Fidelity Central Funds (including $791,220 from security lending)		1,276,284
Income before foreign taxes withheld		132,195,291
Less foreign taxes withheld		(10,701,508)
Total Income		121,493,783
Expenses
Management fee	$33,958,466
Custodian fees and expenses	172,714
Independent trustees' fees and expenses	70,117
Registration fees	419,242
Audit	48,136
Legal	17,875
Miscellaneous	73,305
Total expenses before reductions	34,759,855
Expense reductions	(27,139,631)
Total expenses after reductions		7,620,224
Net Investment income (loss)		113,873,559
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(222,256,829)
Other affiliated issuers	(180,636,148)
Foreign currency transactions	(1,502,403)
Futures contracts	(224,195,862)
Total net realized gain (loss)		(628,591,242)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(671,736,158)
Affiliated issuers	(2,407,826,060)
Assets and liabilities in foreign currencies	(553,143)
Futures contracts	67,900,533
Total change in net unrealized appreciation (depreciation)		(3,012,214,828)
Net gain (loss)		(3,640,806,070)
Net increase (decrease) in net assets resulting from operations		$(3,526,932,511)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,873,559	$461,425,423
Net realized gain (loss)	(628,591,242)	1,113,337,301
Change in net unrealized appreciation (depreciation)	(3,012,214,828)	(1,762,830,917)
Net increase (decrease) in net assets resulting from operations	(3,526,932,511)	(188,068,193)
Distributions to shareholders	(545,780,575)	(1,317,924,908)
Share transactions
Proceeds from sales of shares	3,470,853,452	12,229,755,768
Reinvestment of distributions	533,468,915	1,294,919,467
Cost of shares redeemed	(5,486,960,544)	(3,882,294,279)
Net increase (decrease) in net assets resulting from share transactions	(1,482,638,177)	9,642,380,956
Total increase (decrease) in net assets	(5,555,351,263)	8,136,387,855

Net Assets
Beginning of period	24,586,627,816	16,450,239,961
End of period	$19,031,276,553	$24,586,627,816

Other Information
Shares
Sold	327,183,153	956,141,916
Issued in reinvestment of distributions	47,377,346	102,217,040
Redeemed	(522,151,222)	(302,048,311)
Net increase (decrease)	(147,590,723)	756,310,645

Strategic Advisers® Fidelity® International Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$12.16	$9.84	$9.66	$10.69	$8.94
Income from Investment Operations
Net investment income (loss) B,C	.06	.27	.10	.20	.16	.12
Net realized and unrealized gain (loss)	(1.76)	(.03)	2.37	.31	(.85)	1.85
Total from investment operations	(1.70)	.24	2.47	.51	(.69)	1.97
Distributions from net investment income	- D	(.25)	(.08)	(.19)	(.15)	(.11)
Distributions from net realized gain	(.26)	(.49)	(.07)	(.14)	(.20)	(.11)
Total distributions	(.26)	(.74)	(.15)	(.33)	(.34) E	(.22)
Net asset value, end of period	$9.70	$11.66	$12.16	$9.84	$9.66	$10.69
Total Return F,G	(14.86)%	1.59%	25.35%	5.10%	(6.41)%	22.01%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.32% J	.30%	.28%	.29%	.35%	.38%
Expenses net of fee waivers, if any	.07% J	.05%	.03%	.04%	.10%	.13%
Expenses net of all reductions	.07% J	.05%	.03%	.04%	.09%	.13%
Net investment income (loss)	1.05% J	2.09%	.93%	1.97%	1.65%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$19,031,277	$24,586,628	$16,450,240	$8,776,005	$6,342,369	$4,740,524
Portfolio turnover rate K	13% J	17%	6%	6%	9%	13%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity International Fund	$40,087

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 638,541,632
Gross unrealized depreciation	(2,592,710,555)
Net unrealized appreciation (depreciation)	$(1,954,168,923)
Tax cost	$21,008,482,480

The Fund elected to defer to its next fiscal year approximately $80,827,796 of capital losses recognized during the period November 1, 2021 to February 28, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	1,350,434,115	2,157,820,165

5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Fidelity International Fund	$ 633

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity International Fund	30,966,883	17,685,716	(2,533,709)

Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved a taxable redemption of the Fund's interest in Fidelity Advisor Overseas Fund - Class I for investments and cash and exchanges of those investments and cash for shares of Fidelity Overseas Fund, which are affiliated investment companies managed by FMR. The Fund redeemed 3,075,382 shares of Fidelity Advisor Overseas Fund - Class I in exchange for 1,544,949 shares of Fidelity Overseas Fund with a value of $ 98,196,961. In addition, the Fund redeemed 25,377,058 shares of Fidelity Advisor International Value Fund - Class Z in exchange for investments and cash with a value of $238,544,345.   The net realized gain of $81,692,700 on the Fund's redemptions of Fidelity Advisor Overseas Fund - Class I and Fidelity Advisor International Value Fund - Class Z shares which is included in "Net realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized net gain on the exchanges for federal income tax purposes.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Strategic Advisers Fidelity International Fund	$ 20,497

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Fidelity International Fund	$ 85,318	$ -	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $27,139,379.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $252.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	18%
Fidelity International Capital Appreciation Fund	36%
Fidelity International Discovery Fund	25%
Fidelity International Real Estate Fund	12%
Fidelity Japan Fund	60%
Fidelity Overseas Fund	30%
Fidelity Pacific Basin Fund	19%
Fidelity SAI International Low Volatility Index Fund	20%
Fidelity SAI International Momentum Index Fund	37%
Fidelity SAI International Quality Index Fund	28%
Fidelity SAI International Small Cap Index Fund	67%
Fidelity SAI International Value Index Fund	75%
Fidelity SAI Japan Stock Index Fund	15%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Strategic Advisers® Fidelity® International Fund	.07%
Actual		$ 1,000	$ 851.40	$ .33
Hypothetical- B		$ 1,000	$ 1,024.85	$ .36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Fidelity International Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to add a new investment mandate to, and update the fee schedule of the existing mandate on, the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode or Sub-Adviser) and the Trust on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement will result in the same or lower fees at all asset levels. The Board noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement except for the amendment to the fee schedule to add the new investment mandate. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.   With respect to the new mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also noted its consideration of these matters at its September 2021 meeting with respect to the other existing mandate on the Amended Sub-Advisory Agreement. The Board also considered the detailed information provided by Strategic Advisers and Geode with respect to the fund and the other funds it sub-advises in the June 2022 annual contract renewal materials, and the additional information regarding the new investment mandate provided by Strategic Advisers and Geode in the Board's May 2022 materials.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Adviser's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services. The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Adviser under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered model performance of the new investment mandate to be used by Geode.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.   The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of adding the new investment mandate for the Sub-Adviser.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that approval of the Amended Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers has not allocated assets to the existing mandate, and does not expect to allocate assets to the new or existing mandates at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.    Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.   The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement provides for breakpoints with respect to the new mandate, and will continue to provide for breakpoints with respect to the existing mandate, that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912841.112
SIL-SANN-1022
Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Amended Sub-Advisory Agreement

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Fidelity SAI Emerging Markets Value Index Fund	10.4
Fidelity SAI Emerging Markets Low Volatility Index Fund	7.7
Fidelity Advisor Emerging Markets Fund Class Z	6.4
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	3.2
Tencent Holdings Ltd.	2.8
Fidelity SAI Emerging Markets Index Fund	2.7
Samsung Electronics Co. Ltd.	2.5
Invesco Developing Markets Fund Class R6	2.0
Aberdeen Emerging Markets Fund Institutional Service Class	1.9
43.8

Market Sectors (% of Fund's net assets)
(Stocks Only)
Financials	12.5
Information Technology	11.3
Consumer Discretionary	8.5
Communication Services	4.9
Materials	4.1
Consumer Staples	3.9
Industrials	3.2
Energy	2.9
Health Care	1.8
Utilities	0.8
Real Estate	0.7

Asset Allocation (% of Fund's net assets)

Asset Allocation of funds in the pie chart reflect the categorizations of the asset as defined by Morningstar as of the reporting date.

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 52.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.3%
Chunghwa Telecom Co. Ltd.	936,000	3,717,002
Hellenic Telecommunications Organization SA	149,427	2,381,643
KT Corp.	196,383	5,420,927
LG Uplus Corp.	729,612	6,223,703
Ooredoo QSC	117,634	293,298
PT Telkom Indonesia Persero Tbk	19,144,200	5,862,543
Saudi Telecom Co.	148,477	1,651,061
Telefonica Brasil SA	236,370	1,869,188
Telkom SA Ltd. (a)	360,373	919,328
		28,338,693
Entertainment - 0.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	1,160,747	3,408,659
Bilibili, Inc.:
ADR (a)(b)	307,900	7,685,184
Class Z (a)	59,900	1,489,806
FriendTimes, Inc.	125,932	18,970
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	93,617	3,860,398
IGG, Inc.	421,000	180,986
Kingnet Network Co. Ltd. (A Shares) (a)	764,100	853,003
Kingsoft Corp. Ltd.	81,400	247,398
MD Pictures Tbk PT	1,996,779	333,974
Mgame Corp. (a)	34,930	183,030
NetDragon WebSoft, Inc.	152,000	330,717
NetEase, Inc.	405,000	7,232,247
NetEase, Inc. ADR	129,300	11,444,343
NHN Corp.	5,686	106,363
Perfect World Co. Ltd. (A Shares)	1,038,355	2,220,120
PVR Ltd. (a)	271,900	6,173,883
Sea Ltd. ADR (a)	110,308	6,839,096
UserJoy Technology Co. Ltd.	19,000	44,366
		52,652,543
Interactive Media & Services - 3.3%
Baidu, Inc.:
Class A (a)	664,256	11,857,353
sponsored ADR (a)	35,796	5,153,550
Info Edge India Ltd.	18,486	993,937
NAVER Corp.	81,990	14,491,374
Tencent Holdings Ltd.	5,564,372	229,979,830
Yandex NV Series A (a)(c)	974,417	3,342,094
		265,818,138
Media - 0.1%
China South Publishing & Media Group Co. Ltd. (A Shares)	245,565	353,902
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,812,741	2,449,571
Jagran Prakashan Ltd.	30,888	24,293
Korea Business News Co. Ltd.	8,585	39,327
Media Prima Bhd	364,400	38,131
New Delhi Television Ltd. (a)	17,147	100,615
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	1,466,635
Woongjin Holdings Co. Ltd.	19,424	37,088
		4,509,562
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	5,406,900	4,608,070
Bharti Airtel Ltd.	2,134,433	19,325,326
Etihad Etisalat Co.	370,558	3,607,987
Far EasTone Telecommunications Co. Ltd.	466,000	1,143,775
Mobile Telecommunications Co. Saudi Arabia (a)	45,970	141,615
MTN Group Ltd.	1,261,366	9,129,827
SK Telecom Co. Ltd.	92,764	3,584,689
TIM SA	2,046,518	4,653,681
Vodafone Qatar QSC (a)	93,166	42,084
		46,237,054
TOTAL COMMUNICATION SERVICES		397,555,990
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Chaowei Power Holdings Ltd.	68,000	15,711
FIEM Industries Ltd.	6,009	111,663
Fuyao Glass Industries Group Co. Ltd. (A Shares)	2,195,926	12,428,029
Hankook Tire Co. Ltd.	29,749	835,366
Huayu Automotive Systems Co. Ltd. (A Shares)	1,096,862	2,961,678
MAHLE Metal Leve SA	35,265	164,720
Sejong Industrial Co. Ltd.	8,552	38,833
Seoyon Co. Ltd.	36,970	185,038
Somboon Advance Technology PCL unit	71,100	37,857
Sri Trang Agro-Industry PCL (For. Reg.)	1,022,100	630,760
Tianneng Power International Ltd.	1,305,826	1,389,265
Yoosung Enterprise Co. Ltd.	12,624	26,904
		18,825,824
Automobiles - 1.3%
Bajaj Auto Ltd.	170,504	8,680,240
BYD Co. Ltd. (H Shares)	337,500	10,400,176
Dongfeng Motor Group Co. Ltd. (H Shares)	1,722,000	1,091,831
Eicher Motors Ltd.	124,183	5,180,310
Guangzhou Automobile Group Co. Ltd. (H Shares)	20,228,000	17,392,239
Hero Motocorp Ltd.	11,561	407,042
Hyundai Motor Co.	80,152	11,598,666
Kia Corp.	378,292	22,584,433
Li Auto, Inc. ADR (a)	183,100	5,267,787
Mahindra & Mahindra Ltd.	295,481	4,793,530
Maruti Suzuki India Ltd.	67,110	7,566,186
PT Astra International Tbk	2,197,700	1,031,203
UMW Holdings Bhd	40,100	27,480
XPeng, Inc.:
ADR (a)	401,458	7,435,002
Class A (a)	91,900	851,460
		104,307,585
Distributors - 0.0%
Xinhua Winshare Publishing and Media Co. Ltd.	18,795	13,221
Diversified Consumer Services - 0.0%
Human Soft Holding Co. KSCC	30,860	346,618
New Oriental Education & Technology Group, Inc. (a)	129,100	372,647
Visang Education, Inc.	8,025	38,644
YDUQS Participacoes SA	455,731	1,078,358
		1,836,267
Hotels, Restaurants & Leisure - 1.1%
H World Group Ltd. ADR	195,879	7,370,927
MakeMyTrip Ltd. (a)	50,469	1,683,141
Sands China Ltd. (a)	3,403,922	7,611,501
Shangri-La Asia Ltd. (a)	5,578,000	4,449,557
Songcheng Performance Development Co. Ltd. (A Shares)	2,587,441	4,743,835
Tongcheng Travel Holdings Ltd. (a)	2,082,000	4,264,270
Trip.com Group Ltd. ADR (a)	614,556	15,806,380
Yum China Holdings, Inc.	856,771	42,932,795
Yum China Holdings, Inc. (Hong Kong)	38,550	1,891,081
		90,753,487
Household Durables - 0.8%
Daewon Co. Ltd.	1,576	9,859
Haier Smart Home Co. Ltd.	1,467,400	4,793,998
Haier Smart Home Co. Ltd. (A Shares)	3,831,141	14,312,004
Hisense Home Appliances Group Co. Ltd. (H Shares)	27,000	29,090
Huisen Household International Group Ltd. (a)	350,000	26,767
LG Electronics, Inc.	93,037	6,934,460
Midea Group Co. Ltd. (A Shares)	3,660,784	28,101,243
Skyworth Group Ltd.	3,263,457	1,621,404
TCL Electronics Holdings Ltd.	591,000	282,343
Viomi Technology Co. Ltd. ADR Class A (a)	71,922	93,499
Zhejiang Supor Cookware Co. Ltd.	963,207	6,391,761
		62,596,428
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. (a)	5,572,220	66,479,635
Alibaba Group Holding Ltd. sponsored ADR (a)	572,442	54,616,691
Alibaba Health Information Technology Ltd. (a)	404,000	231,518
Coupang, Inc. Class A (a)(b)	96,430	1,629,667
Danawa Co. Ltd. (a)	3,935	53,005
JD.com, Inc.:
Class A	2,424,777	76,756,682
sponsored ADR	385,153	24,453,364
Meituan Class B (a)(d)	3,029,900	72,769,781
Naspers Ltd. Class N	132,236	18,646,138
Ozon Holdings PLC ADR (a)(b)(c)	53,343	112,054
Pinduoduo, Inc. ADR (a)	275,656	19,654,273
Prosus NV	30,171	1,864,854
Vipshop Holdings Ltd. ADR (a)	37,036	429,988
YES24 Co. Ltd.	13,106	62,083
Zomato Ltd. (a)	861,131	615,262
		338,374,995
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (a)	214,000	21,755
Multiline Retail - 0.1%
AEON Co. (M) Bhd	59,400	19,435
El Puerto de Liverpool S.A.B. Dcv Series C	106,433	474,620
Falabella SA	1,062,723	2,504,291
Pepco Group NV (a)(d)	676,317	5,099,718
PT Matahari Department Store Tbk	312,231	80,660
PT Mitra Adiperkasa Tbk (a)	6,036,308	410,137
Savezon I&C Corp.	11,337	23,406
		8,612,267
Specialty Retail - 0.4%
Bermaz Auto Bhd	80,700	32,753
Cashbuild Ltd.	18	239
China Harmony Auto Holding Ltd.	514,500	135,172
China Tourism Group Duty Free Corp. Ltd. (H Shares) (a)(d)	170,900	3,943,109
Chow Tai Fook Jewellery Group Ltd.	601,400	1,210,443
Dogus Otomotiv Servis ve Ticaret A/S	224,488	1,232,776
Foschini Group Ltd./The	231,252	1,706,462
Grand Baoxin Auto Group Ltd. (a)	247,000	15,318
Index Living Mall PCL NVDR	230,500	117,010
Lewis Group Ltd.	11,913	33,231
Lojas Renner SA	1,825,180	9,286,582
LOTTE Hi-Mart Co. Ltd.	125	1,457
Motus Holdings Ltd.	135,807	914,199
Pou Sheng International (Holdings) Ltd.	265,273	26,667
Shan-Loong Transportation Co. Ltd.	56,000	63,779
SSI Group, Inc.	136,000	3,571
Trent Ltd.	11,874	207,577
Zhongsheng Group Holdings Ltd. Class H	2,345,000	11,088,028
		30,018,373
Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	274,000	153,849
Cabbeen Fashion Ltd.	84,000	14,516
CECEP COSTIN New Materials Group Ltd. (a)(c)	741,000	28,323
Century Enka Ltd.	14,178	81,478
ECLAT Textile Co. Ltd.	260,000	3,768,604
Fila Holdings Corp.	12,389	285,029
Filatex India Ltd.	68,988	96,582
JNBY Design Ltd.	293,220	319,080
Kddl Ltd.	299	3,452
Kewal Kiran Clothing Ltd.	12,217	63,876
Kitex Garments Ltd.	21,853	62,298
LF Corp.	7,144	89,644
Li Ning Co. Ltd.	2,483,500	22,620,496
Mirza International Ltd. (a)	155,448	616,565
Monte Carlo Fashions Ltd.	10,276	105,946
Pou Chen Corp.	787,000	746,095
Shenzhou International Group Holdings Ltd.	886,100	9,260,902
Sutlej Textiles & Industries Ltd.	12,472	11,540
Vardhman Textiles Ltd.	915	3,776
Weiqiao Textile Co. Ltd. (H Shares)	139,556	26,332
XTEP International Holdings Ltd.	113,000	156,808
Youngone Corp.	38,165	1,258,624
Zhejiang Semir Garment Co. Ltd. (A Shares)	431,700	324,547
		40,098,362
TOTAL CONSUMER DISCRETIONARY		695,458,564
CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Arca Continental S.A.B. de CV	241,143	1,641,613
Beijing Yanjing Brewery Co. Ltd. (A Shares)	1,308,670	1,732,064
Budweiser Brewing Co. APAC Ltd. (d)	6,321,700	18,582,258
China Resources Beer Holdings Co. Ltd.	2,452,000	17,092,948
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (b)	18,815	1,152,042
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	182,934	11,471,791
Heineken Malaysia Bhd	6,000	31,543
Heineken NV (Bearer)	150,597	13,581,472
Kweichow Moutai Co. Ltd. (A Shares)	80,435	22,415,129
Thai Beverage PCL	8,035,400	3,702,701
Tsingtao Brewery Co. Ltd. (H Shares)	52,000	504,971
Varun Beverages Ltd.	36,350	468,588
Wuliangye Yibin Co. Ltd. (A Shares)	930,586	22,481,145
		114,858,265
Food & Staples Retailing - 1.1%
Abdullah Al Othaim Markets Co.	6,275	214,008
Bid Corp. Ltd.	531,314	10,063,687
Bim Birlesik Magazalar A/S JSC	289,341	1,740,014
Clicks Group Ltd.	366,184	6,366,738
CP ALL PCL (For. Reg.)	9,942,800	16,709,881
Dino Polska SA (a)(d)	4,401	321,835
GPA	201,200	838,849
Jeronimo Martins SGPS SA	79,517	1,766,024
Laobaixing Pharmacy Chain JSC (A Shares)	192,000	924,535
Magnit OJSC (c)	45,493	1,426
Nahdi Medical Co.	120,452	6,210,055
PT Sumber Alfaria Trijaya Tbk	1,435,100	210,618
Raia Drogasil SA	4,005,218	16,752,565
Shoprite Holdings Ltd.	435,125	5,900,306
Wal-Mart de Mexico SA de CV Series V	4,583,200	14,978,179
X5 Retail Group NV GDR (Reg. S) (c)	166,798	34,826
Yifeng Pharmacy Chain Co. Ltd.	520,778	4,021,686
		87,055,232
Food Products - 1.0%
Adecoagro SA (b)	27,088	249,751
AVI Ltd.	402,650	1,719,754
Brasilagro Coia Brasileira de	66,900	368,295
China Mengniu Dairy Co. Ltd.	9,792,496	44,343,136
Dalmia Bharat Sugar & Industries Ltd.	21,546	92,934
Dhampur Bio Organics Ltd. (a)(c)	28,099	14,563
Dhampur Sugar Mills Ltd.	28,099	81,108
Dwarikesh Sugar Industries Ltd.	174,073	209,762
Jalles Machado SA	43,800	63,312
JBS SA	2,253,329	12,816,393
Kuala Lumpur Kepong Bhd	198,900	1,027,707
LT Foods Ltd.	77,911	92,295
Marfrig Global Foods SA	1,052,986	2,661,611
Minerva SA	439,500	1,305,220
Muyuan Foodstuff Co. Ltd. (A Shares)	113,833	964,110
PT Indofood Sukses Makmur Tbk	2,068,300	867,684
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,157,000	171,408
PT Triputra Agro Persada	990,800	50,134
Sarawak Oil Palms Bhd	33,000	20,298
Saudi Dairy & Foodstuffs Co.	3,683	194,977
Sime Darby Plantation Bhd	182,200	181,107
SLC Agricola SA	147,530	1,378,202
The Savola Group	119,572	1,038,581
Three-A Resources Bhd	138,600	27,580
Tingyi (Cayman Islands) Holding Corp.	170,000	301,873
Uni-President China Holdings Ltd.	105,000	90,400
Unified-President Enterprises Corp.	1,638,000	3,542,555
Universal Robina Corp.	1,097,250	2,379,005
Uttam Sugar Mills Ltd.	39,683	132,142
Vietnam Dairy Products Corp.	1,501,100	4,829,044
Want Want China Holdings Ltd.	251,000	176,810
WH Group Ltd. (d)	1,565,000	1,066,271
		82,458,022
Personal Products - 0.2%
Emami Ltd.	10,684	64,644
Hengan International Group Co. Ltd.	53,500	256,025
Hindustan Unilever Ltd.	293,850	9,723,502
LG Household & Health Care Ltd.	4,546	2,397,785
Natura & Co. Holding SA (a)	1,362,358	3,776,181
Proya Cosmetics Co. Ltd. (A Shares)	53,980	1,251,542
		17,469,679
Tobacco - 0.1%
ITC Ltd.	2,319,743	9,265,873
TOTAL CONSUMER STAPLES		311,107,071
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co. PJSC	843,977	840,967
China Oilfield Services Ltd. (H Shares)	150,000	155,795
Ezion Holdings Ltd. warrants 4/16/23 (a)(c)	5,020,014	5,640
Yantai Jereh Oilfield Services (A Shares)	325,096	1,788,744
		2,791,146
Oil, Gas & Consumable Fuels - 2.2%
Bangchak Corp. PCL NVDR	174,200	167,761
Banpu PCL NVDR	3,381,100	1,338,375
China Coal Energy Co. Ltd. (H Shares)	8,918,000	7,930,486
China Merchants Energy Shipping Co. Ltd. (A Shares)	1,997,660	2,167,924
China Petroleum & Chemical Corp. (H Shares)	5,424,000	2,550,610
China Shenhua Energy Co. Ltd. (H Shares)	1,426,000	4,472,323
Coal India Ltd.	1,210,678	3,535,880
Empresas COPEC SA	779,531	6,724,189
Exxaro Resources Ltd.	82,796	1,054,841
Gazprom OAO (c)	1,235,592	197,221
Gazprom OAO sponsored ADR (Reg. S) (c)	968,777	221,307
Indian Oil Corp. Ltd.	694,548	619,452
Lanna Resources PCL unit	81,200	53,051
LUKOIL PJSC (c)	165,638	78,204
LUKOIL PJSC sponsored ADR (c)	341,548	96,621
Mangalore Refinery & Petrochemicals Ltd. (a)	104,083	94,459
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	282,256	1,947,681
Novatek PJSC GDR (Reg. S) (c)	82,920	21,184
Oil & Natural Gas Corp. Ltd.	4,510,711	7,804,792
Oil India Ltd.	112,562	270,906
OMV AG	18,938	766,599
Petro Rio SA (a)	1,063,254	5,581,552
PetroChina Co. Ltd. (H Shares)	32,844,000	15,273,037
Polish Oil & Gas Co. SA	299,787	356,555
Polski Koncern Naftowy Orlen SA	13,751	178,412
PT Adaro Energy Tbk	34,722,900	8,277,833
PT Bukit Asam Tbk	3,621,650	1,036,262
PT Indo Tambangraya Megah Tbk	548,200	1,452,061
PT United Tractors Tbk	9,495,600	21,622,117
PTT Exploration and Production PCL (For. Reg.)	695,100	3,205,409
PTT PCL (For. Reg.)	503,400	515,684
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	5,748,065	6,313,520
Rabigh Refining & Petrochemical Co. (a)	775,702	3,574,131
Reliance Industries Ltd.	1,208,884	39,584,017
Rosneft Oil Co. OJSC (c)	634,013	161,739
S-Oil Corp.	16,634	1,256,704
Saudi Arabian Oil Co. (d)	1,260,924	12,579,050
SK Innovation Co., Ltd.	16,352	2,292,865
Star Petroleum Refining PCL NVDR	1,318,100	464,358
Susco Public Co. Ltd. unit	49,300	5,038
Tatneft PAO sponsored ADR (c)	28,136	25,979
TotalEnergies SE	68,681	3,477,299
Turkiye Petrol Rafinerileri A/S (a)	308,000	6,083,219
Yankuang Energy Group Co. Ltd. (H Shares)	128,000	506,676
		175,937,383
TOTAL ENERGY		178,728,529
FINANCIALS - 12.0%
Banks - 8.6%
Absa Group Ltd. (b)	1,423,558	14,744,024
Abu Dhabi Commercial Bank PJSC	1,810,820	4,471,465
Agricultural Bank of China Ltd. (H Shares)	5,158,980	1,685,757
Al Rajhi Bank	1,196,649	28,714,483
Alinma Bank	1,870,086	18,904,833
Alior Bank SA (a)	27,373	151,716
Alliance Bank Malaysia Bhd	59,900	47,101
Alpha Bank SA (a)	1,219,698	1,132,825
Arab National Bank	125,228	999,425
Axis Bank Ltd.	1,330,561	12,394,171
Banco de Chile	20,342,743	1,929,979
Banco do Brasil SA	1,061,359	8,505,316
Banco Santander Chile sponsored ADR	215,142	3,450,878
Bancolombia SA sponsored ADR	22,400	614,880
Bangkok Bank PCL (For. Reg.)	490,500	1,833,562
Bank Handlowy w Warszawie SA	5,075	64,139
Bank of Baroda	1,623,802	2,626,985
Bank of China Ltd. (H Shares)	29,997,000	10,468,004
Bank of Communications Co. Ltd. (H Shares)	6,994,703	3,985,366
Bank Polska Kasa Opieki SA	24,666	342,175
Banque Saudi Fransi	16,088	212,923
BNK Financial Group, Inc.	49,906	247,864
BOC Hong Kong (Holdings) Ltd.	686,500	2,362,797
Capitec Bank Holdings Ltd.	197,309	23,461,096
China CITIC Bank Corp. Ltd. (H Shares)	3,359,000	1,440,038
China Construction Bank Corp. (H Shares)	62,602,000	38,699,518
China Everbright Bank Co. Ltd. (H Shares)	268,900	82,435
China Merchants Bank Co. Ltd. (H Shares)	3,417,500	17,477,481
China Minsheng Banking Corp. Ltd. (H Shares)	487,000	154,914
CIMB Group Holdings Bhd	3,214,917	3,844,623
Commercial International Bank SAE sponsored GDR	1,920,547	3,384,004
Credicorp Ltd. (United States)	134,647	17,354,652
CTBC Financial Holding Co. Ltd.	10,581,000	8,110,844
DGB Financial Group Co. Ltd.	16,476	90,957
Dubai Islamic Bank Pakistan Ltd. (a)	1,904,912	3,033,877
E.SUN Financial Holdings Co. Ltd.	8,126,538	7,493,655
Emirates NBD Bank PJSC (a)	934,931	3,398,037
Eurobank Ergasias Services and Holdings SA (a)	2,477,285	2,298,443
First Abu Dhabi Bank PJSC	2,114,778	10,996,777
Grupo Financiero Banorte S.A.B. de CV Series O	5,905,628	34,877,106
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	240,864	379,472
Gulf Bank	690,735	784,799
Hana Financial Group, Inc.	481,995	13,993,050
HDFC Bank Ltd.	2,945,923	53,978,282
HDFC Bank Ltd. sponsored ADR	202,176	12,342,845
ICICI Bank Ltd.	3,200,725	35,080,151
ICICI Bank Ltd. sponsored ADR	1,622,479	35,434,941
Industrial & Commercial Bank of China Ltd. (H Shares)	60,555,310	30,764,711
Industrial Bank Co. Ltd. (A Shares)	475,191	1,175,070
Kasikornbank PCL:
NVDR	3,197,900	13,392,968
(For. Reg.)	1,899,600	7,955,621
KB Financial Group, Inc.	484,937	17,731,212
Kiatnakin Bank PCL (For. Reg.)	552,400	1,093,234
Komercni Banka A/S	16,010	377,138
Kotak Mahindra Bank Ltd.	510,470	12,104,637
Krung Thai Bank PCL:
(For. Reg.)	2,895,800	1,335,000
NVDR	679,400	313,212
National Bank of Greece SA (a)	4,575,353	14,823,955
National Bank of Kuwait	81,783	279,822
Nova Ljubljanska banka d.d. unit	489,395	5,926,401
Nu Holdings Ltd. (b)	169,801	832,025
OTP Bank PLC	305,783	6,515,762
Postal Savings Bank of China Co. Ltd.	1,803,200	1,176,515
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	737,000	439,968
Powszechna Kasa Oszczednosci Bank SA	366,588	1,834,500
PT Bank Bukopin Tbk (a)	11,635	143
PT Bank Central Asia Tbk	47,485,000	26,222,314
PT Bank Mandiri (Persero) Tbk	55,068,600	32,770,506
PT Bank Rakyat Indonesia (Persero) Tbk	22,783,319	6,653,393
Pureun Mutual Savings Bank	2,171	18,988
Qatar National Bank SAQ (a)	2,146,555	12,165,826
Riyad Bank	180,187	1,701,686
Santander Bank Polska SA	713	32,495
Sberbank of Russia (a)(c)	328,709	3,083
Sberbank of Russia (a)(c)	2,908,251	27,276
Sberbank of Russia sponsored ADR (a)(c)	1,288,149	22,929
SCB X PCL (For. Reg.)	1,600,800	4,824,767
Shinhan Financial Group Co. Ltd.	382,989	10,335,508
Standard Bank Group Ltd.	355,107	3,168,826
State Bank of India	329,782	2,170,228
TCS Group Holding PLC GDR (a)(c)	89,300	112,031
The Karnataka Bank Ltd.	396,111	368,672
The Karur Vysya Bank Ltd.	386,151	327,907
The Saudi National Bank	1,553,999	28,897,188
Woori Financial Group, Inc.	615,172	5,542,817
Yapi ve Kredi Bankasi A/S	1,358,450	525,705
		702,046,704
Capital Markets - 0.4%
Alexander Forbes Group Holdings Ltd.	888	244
Angel One Ltd.	16,963	272,929
B3 SA - Brasil Bolsa Balcao	4,314,000	9,826,407
Boursa Kuwait Securities Co. KPSC	29,046	216,961
China Cinda Asset Management Co. Ltd. (H Shares)	748,000	102,717
China Galaxy Securities Co. Ltd. (H Shares)	2,457,500	1,343,553
Daishin Securities Co. Ltd.	5,900	67,313
East Money Information Co. Ltd. (A Shares)	480,319	1,536,612
HDFC Asset Management Co. Ltd. (d)	89,655	2,311,897
Hong Kong Exchanges and Clearing Ltd.	189,200	7,623,725
Korea Investment Holdings Co. Ltd.	47,425	1,991,779
Mirae Asset Securities Co. Ltd.	101,501	493,049
Motilal Oswal Financial Services Ltd.	2,593	24,842
Nahar Capital & Finance Services Ltd.	4,934	23,108
Noah Holdings Ltd. sponsored ADR (a)	32,657	578,355
Samsung Securities Co. Ltd.	16,117	404,145
Saudi Tadawul Group Holding Co.	13,706	829,871
VLS Finance Ltd.	24,557	44,753
XP, Inc. Class A (a)	330,524	6,359,282
		34,051,542
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	127,589	2,038,872
Bajaj Finance Ltd.	41,883	3,778,172
Commercial Facilities Co. SAK	103,124	67,622
FinVolution Group ADR (b)	93,500	460,020
Kaspi.KZ JSC GDR (Reg. S)	69,699	4,202,850
Kruk SA	5,962	383,598
Samsung Card Co. Ltd.	2,434	56,674
SBI Cards & Payment Services Ltd.	36,042	413,068
Shriram Transport Finance Co. Ltd.	98,091	1,645,596
Ujjivan Financial Services Ltd. (a)	30,839	74,984
		13,121,456
Diversified Financial Services - 0.8%
Chailease Holding Co. Ltd.	2,185,731	14,044,789
FirstRand Ltd.	3,542,836	13,232,882
Housing Development Finance Corp. Ltd.	946,067	28,628,766
Power Finance Corp. Ltd.	216,707	322,873
REC Ltd.	1,361,768	1,848,135
Yuanta Financial Holding Co. Ltd.	9,212,155	6,119,710
		64,197,155
Insurance - 2.0%
AIA Group Ltd.	6,782,984	65,260,693
Cathay Financial Holding Co. Ltd.	872,000	1,269,589
China Life Insurance Co. Ltd. (H Shares)	10,641,000	15,256,246
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,468,600	11,584,233
China Taiping Insurance Group Ltd.	1,756,234	1,793,072
Db Insurance Co. Ltd.	127,714	5,665,119
Hanwha Life Insurance Co. Ltd. (a)	130,319	222,687
HDFC Standard Life Insurance Co. Ltd. (d)	997,703	7,146,302
Hyundai Fire & Marine Insurance Co. Ltd.	161,716	3,778,542
ICICI Lombard General Insurance Co. Ltd. (d)	48,502	778,737
Meritz Fire & Marine Insurance Co. Ltd.	18,537	527,149
New China Life Insurance Co. Ltd. (H Shares)	189,700	446,494
People's Insurance Co. of China Group Ltd. (H Shares)	678,000	209,545
PICC Property & Casualty Co. Ltd. (H Shares)	11,916,000	12,888,719
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,943,500	17,312,623
Powszechny Zaklad Ubezpieczen SA	1,132,408	6,784,810
Prudential PLC	508,188	5,333,516
Samsung Fire & Marine Insurance Co. Ltd.	63,966	9,259,715
		165,517,791
Thrifts & Mortgage Finance - 0.0%
LIC Housing Finance Ltd.	323,236	1,641,616
Sangsangin Co. Ltd.	4,273	27,078
		1,668,694
TOTAL FINANCIALS		980,603,342
HEALTH CARE - 1.8%
Biotechnology - 0.2%
InnoCare Pharma Ltd. (a)(d)	407,000	561,353
Innovent Biologics, Inc. (a)(d)	1,031,000	4,346,209
Zai Lab Ltd. (a)	590,400	2,617,493
Zai Lab Ltd. ADR (a)	118,800	5,489,748
		13,014,803
Health Care Equipment & Supplies - 0.2%
Lutronic Corp.	22,813	318,028
Peijia Medical Ltd. (a)(d)	871,000	693,473
Rayence Co. Ltd.	12,372	92,517
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	395,738	17,075,112
		18,179,130
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	108,525	5,828,064
Bangkok Chain Hospital PCL (For. Reg.)	2,390,400	1,219,896
Bangkok Dusit Medical Services PCL (For. Reg.)	2,201,000	1,758,809
Bumrungrad Hospital PCL (For. Reg.)	40,400	238,516
Dr Sulaiman Al Habib Medical Services Group Co.	20,789	1,106,092
Hapvida Participacoes e Investimentos SA (d)	3,623,000	5,069,860
Mediclinic International PLC	800,567	4,612,895
Rede D'Oregon Sao Luiz SA (d)	207,783	1,331,195
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	666,100	968,372
Sinopharm Group Co. Ltd. (H Shares)	110,400	245,949
		22,379,648
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	232,500	369,593
Life Sciences Tools & Services - 0.5%
Pharmaron Beijing Co. Ltd. (H Shares) (d)	274,300	1,814,409
WuXi AppTec Co. Ltd.	338,969	4,387,681
WuXi AppTec Co. Ltd. (H Shares) (d)	309,956	3,499,095
Wuxi Biologics (Cayman), Inc. (a)(d)	3,744,500	33,034,363
		42,735,548
Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd.	331,074	2,841,211
China Medical System Holdings Ltd.	80,616	119,310
China Resources Pharmaceutical Group Ltd. (d)	1,497,500	1,026,014
China Traditional Chinese Medicine Holdings Co. Ltd.	228,000	98,321
Cipla Ltd./India	429,794	5,566,726
CSPC Pharmaceutical Group Ltd.	440,000	446,347
Hansoh Pharmaceutical Group Co. Ltd. (d)	742,000	1,480,392
Hypera SA	895,200	7,411,246
Korea United Pharm, Inc.	2,053	37,466
PT Kalbe Farma Tbk	7,063,400	798,722
Richter Gedeon PLC	1,085,072	21,904,153
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	42,500	136,723
Sino Biopharmaceutical Ltd.	756,000	397,063
Sun Pharmaceutical Industries Ltd.	380,199	4,241,056
		46,504,750
TOTAL HEALTH CARE		143,183,472
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.2%
Bharat Dynamics Ltd.	24,654	250,750
Bharat Electronics Ltd.	389,491	1,487,520
Hanwha Aerospace Co. Ltd.	22,988	1,385,218
Hindustan Aeronautics Ltd.	128,993	3,691,523
Korea Aerospace Industries Ltd.	174,940	7,906,683
		14,721,694
Air Freight & Logistics - 0.2%
Dimerco Express Corp.	171,000	450,789
Hyundai Glovis Co. Ltd.	13,692	1,786,936
SF Holding Co. Ltd. (A Shares)	967,453	6,910,366
Sinotrans Ltd. (H Shares)	256,000	73,150
Transport Corp. of India Ltd.	11,277	100,270
ZTO Express, Inc. sponsored ADR	172,888	4,503,732
		13,825,243
Airlines - 0.0%
Air Arabia PJSC (a)	427,264	258,236
Turk Hava Yollari AO (a)	463,539	1,862,641
Wizz Air Holdings PLC (a)(d)	77,911	1,935,087
		4,055,964
Building Products - 0.1%
Bawan Co.	12,953	134,389
China Liansu Group Holdings Ltd.	107,000	127,180
Dare Power Dekor Home Co. Ltd. (A Shares)	1,220,078	1,570,285
Everest Industries Ltd.	8,635	75,785
KCC Glass Corp.	4,052	151,188
LX Hausys Ltd.	1,397	46,513
PT Mulia Industrindo Tbk (a)	3,988,500	151,715
SCG Ceramics PCL NVDR	467,000	25,767
Somany Ceramics Ltd.	3,251	26,068
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	718,002	2,168,954
		4,477,844
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	3,442,000	1,701,253
EKI Energy Services Ltd.	3,200	68,282
Saudi Airlines Catering Co. (a)	18,685	376,782
		2,146,317
Construction & Engineering - 0.6%
Budimex SA	65	3,492
China CAMC Engineering Co. Ltd. (A Shares)	52,958	61,405
China Conch Venture Holdings Ltd.	138,000	281,629
China Railway Group Ltd. (H Shares)	9,339,993	5,347,086
Combined Group Contracting Co. SAKC	26,635	39,687
DL E&C Co. Ltd.	30,916	934,662
Hindustan Construction Co. Ltd. (a)	504,895	80,359
Hyundai Engineering & Construction Co. Ltd.	39,557	1,408,886
Larsen & Toubro Ltd.	952,766	22,728,940
Metallurgical Corp. China Ltd. (H Shares)	4,555,882	862,869
Murray & Roberts Holdings Ltd. (a)	72,316	37,618
Orascom Construction PLC	1,460	4,774
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	256,776
Suzhou Gold Mantis Consolidated Co. Ltd. (a)	147,100	106,785
Voltas Ltd.	1,169,132	14,550,557
		46,705,525
Electrical Equipment - 0.2%
ABB Ltd. India	11,633	473,251
Bharat Heavy Electricals Ltd.	834,967	609,689
China High Speed Transmission Equipment Group Co. Ltd. (a)	234,210	132,409
Contemporary Amperex Technology Co. Ltd. (a)	85,582	5,946,787
DONGYANG E&P, Inc.	21,665	236,347
Harbin Electric Machinery Co. Ltd.(H Shares) (a)	565,906	153,796
Hongfa Technology Co. Ltd. (A Shares)	729,841	3,974,399
LS Electric Co. Ltd.	10,221	422,256
TD Power Systems Ltd.	8,415	61,376
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	889,462	1,775,636
Triveni Turbine Ltd.	43,830	111,561
Weg SA	662,759	3,604,000
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	65,529	97,649
		17,599,156
Industrial Conglomerates - 0.3%
Aamal Co. (a)	177,954	57,514
Alfa SA de CV Series A	1,699,752	1,081,618
Astra Industrial Group	30,578	420,559
CITIC Pacific Ltd.	6,337,000	6,532,678
CJ Corp.	16,874	977,893
Doosan Co. Ltd.	5,221	318,252
Fosun International Ltd.	217,000	160,175
GS Holdings Corp.	12,179	416,478
Hanwha Corp.	83,235	1,960,572
Industries Qatar QSC (a)	708,433	3,530,736
Koc Holding A/S	883,889	2,216,555
Kolon Corp.	8,285	155,693
LG Corp.	83,345	5,065,707
Mannai Corp.	86,440	291,951
Nava Bharat Ventures Ltd.	157,633	443,757
Shanghai Industrial Holdings Ltd.	48,000	66,726
SM Investments Corp.	276,310	4,074,244
Thoresen Thai Agencies PCL NVDR	685,000	155,215
		27,926,323
Machinery - 0.6%
Ador Welding Ltd.	1,754	20,152
China International Marine Containers Group Co. Ltd. (H Shares)	1,130,931	940,626
Elgi Equipments Ltd.	74,285	458,315
Haitian International Holdings Ltd.	352,000	862,384
HIWIN Technologies Corp.	875,365	5,912,890
Hyundai Mipo Dockyard Co. Ltd. (a)	74,620	5,900,368
Jingjin Environmental Protection Co. Ltd.	50,200	211,657
Kepler Weber SA	15,585	63,300
Kirloskar Brothers Ltd.	3,519	14,615
NRB Bearings Ltd.	71,935	145,456
Schaeffler India Ltd.	7,615	288,067
Shenzhen Inovance Technology Co. Ltd. (A Shares)	936,868	8,118,839
Sinotruk Hong Kong Ltd.	1,201,072	1,197,510
SNT Energy Co. Ltd.	3,136	53,717
Techtronic Industries Co. Ltd.	580,000	6,840,662
Tian Di Science & Technology Co. Ltd. (A Shares)	1,570,000	1,159,921
Weichai Power Co. Ltd.:
(A Shares)	102	171
(H Shares)	5,091,560	6,802,392
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	253,236	2,015,057
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,811,030	10,414,864
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	122,200	55,087
		51,476,050
Marine - 0.3%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	5,454,750	8,143,185
Danaos Corp.	16,274	1,126,975
Evergreen Marine Corp. (Taiwan)	1,916,000	5,494,953
Orient Overseas International Ltd.	59,542	1,659,732
PT Temas Tbk	240,100	39,342
Qatar Navigation QPSC	6,188	18,912
Safe Bulkers, Inc.	25,016	79,801
Star Bulk Carriers Corp. (b)	93,890	1,835,550
Wan Hai Lines Ltd.	419,750	1,183,934
Wisdom Marine Lines Co. Ltd.	167,000	314,947
Yang Ming Marine Transport Corp.	1,094,000	2,804,745
		22,702,076
Professional Services - 0.1%
Centre Testing International Group Co. Ltd. (A Shares)	1,191,137	3,789,621
Grupa Pracuj SA	134,225	1,399,367
Headhunter Group PLC ADR (c)	18,283	49,762
Pony Testing International Group Co. Ltd.	265,240	1,515,967
		6,754,717
Road & Rail - 0.4%
Globaltrans Investment PLC GDR (Reg. S) (c)	13,245	4,580
Grab Holdings Ltd. (a)(b)	1,322,600	3,769,410
Localiza Rent A Car SA	1,948,091	22,774,661
United International Transportation Co.	360,008	4,419,891
VRL Logistics Ltd.	44,040	339,977
		31,308,519
Trading Companies & Distributors - 0.1%
Asia Green Energy PCL unit	1,462,200	161,434
BOC Aviation Ltd. Class A (d)	662,200	5,300,569
CITIC Resources Holdings Ltd.	590,000	36,955
LX International Corp.	58,523	1,877,236
PT Sumber Global Energy	586,000	36,863
		7,413,057
Transportation Infrastructure - 0.1%
Abu Dhabi Ports Co. PJSC	590,709	813,751
Airports of Thailand PCL (For. Reg.) (a)	491,500	976,559
CCR SA	1,023,171	2,712,119
Cosco Shipping Ports Ltd.	172,000	111,297
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	70,100	998,063
Grupo Aeroportuario del Sureste S.A.B. de CV:
Series B	127,720	2,705,155
Series B sponsored ADR	5,931	1,254,229
Jiangsu Expressway Co. Ltd. (H Shares)	102,000	87,364
Zhejiang Expressway Co. Ltd. (H Shares)	1,342,000	1,021,423
		10,679,960
TOTAL INDUSTRIALS		261,792,445
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 0.1%
Accton Technology Corp.	825,000	7,602,971
BYD Electronic International Co. Ltd.	57,000	150,601
SerComm Corp.	256,000	811,706
ZTE Corp. (H Shares)	62,800	132,590
		8,697,868
Electronic Equipment & Components - 1.1%
AAC Technology Holdings, Inc.	62,000	114,863
Alviva Holdings Ltd.	11,198	15,596
FIH Mobile Ltd. (a)	3,235,000	419,037
General Interface Solution Holding Ltd.	90,000	236,746
GrandTech CG Systems, Inc.	15,000	27,481
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,182,626	43,413,177
Innolux Corp.	1,204,000	474,613
Kingboard Chemical Holdings Ltd.	55,500	175,252
Kingboard Laminates Holdings Ltd.	79,000	75,359
LG Display Co. Ltd.	22,050	253,825
LG Innotek Co. Ltd.	8,084	2,049,717
Lotes Co. Ltd.	52,000	1,233,774
Primax Electronics Ltd.	519,000	1,136,392
Redington (India) Ltd.	546,863	1,019,884
Samsung SDI Co. Ltd.	20,611	9,076,159
Simplo Technology Co. Ltd.	3,000	28,329
SINBON Electronics Co. Ltd.	228,000	2,108,558
Sirtec International Co. Ltd.	1,000	728
Sunny Optical Technology Group Co. Ltd.	572,400	7,814,664
Unimicron Technology Corp.	2,742,000	13,445,429
Wasion Holdings Ltd.	54,000	18,168
Yageo Corp.	371,600	3,977,413
		87,115,164
IT Services - 1.0%
Arabian Internet and Communications Services Co. Ltd.	12,762	943,824
ChinaSoft International Ltd.	234,000	182,918
Comtec System Co. Ltd. (a)	49,330	28,311
Digital China Holdings Ltd. (H Shares)	386,000	172,185
Elm Co.	5,583	510,921
Endava PLC ADR (a)	13,009	1,313,909
Globant SA (a)	16,943	3,571,076
HCL Technologies Ltd.	621,785	7,229,017
Infosys Ltd.	1,137,645	20,957,933
Infosys Ltd. sponsored ADR	1,176,030	21,521,349
Mastek Ltd.	5,248	122,915
Mphasis BFL Ltd.	62,186	1,635,168
Network International Holdings PLC (a)(d)	12,420	34,743
Tata Consultancy Services Ltd.	380,154	15,153,835
TravelSky Technology Ltd. (H Shares)	54,000	94,116
Wipro Ltd.	384,214	1,966,297
WNS Holdings Ltd. sponsored ADR (a)	27,674	2,331,535
		77,770,052
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Analog Technology, Inc.	33,000	55,173
ALI Corp. (a)	131,000	108,174
Amlogic Shanghai Co. Ltd. (A Shares) (a)	41,889	522,062
ASE Technology Holding Co. Ltd.	2,339,000	6,512,153
ASMedia Technology, Inc.	25,000	755,185
ASML Holding NV (Netherlands)	13,550	6,613,962
ASPEED Tech, Inc.	200	13,173
ChipMOS TECHNOLOGIES, Inc.	714,000	832,650
Contrel Technology Co. Ltd.	122,000	63,137
Daqo New Energy Corp. ADR (a)	91,742	6,116,439
DB HiTek Co. Ltd.	40,337	1,379,086
eGalax_eMPIA Technology, Inc.	309,826	641,441
eMemory Technology, Inc.	189,000	8,459,422
Everlight Electronics Co. Ltd.	73,000	93,861
Generalplus Technology, Inc.	41,000	76,601
King Yuan Electronics Co. Ltd.	227,000	276,731
LONGi Green Energy Technology Co. Ltd.	2,507,691	18,497,402
Lx Semicon Co. Ltd.	19,405	1,359,930
Macroblock, Inc.	68,000	261,476
MediaTek, Inc.	1,590,000	34,428,994
MLS Co. Ltd. (A Shares)	733,268	1,078,033
Nanya Technology Corp.	11,000	19,119
Novatek Microelectronics Corp.	451,000	3,861,423
Parade Technologies Ltd.	40,000	1,120,611
Phison Electronics Corp.	40,000	406,930
Powertech Technology, Inc.	140,000	390,962
Qingdao GaoCe Technology Co. Ltd. Class A	17,317	222,983
Radiant Opto-Electronics Corp.	437,000	1,437,145
Raydium Semiconductor Corp.	64,572	581,443
Realtek Semiconductor Corp.	443,000	4,981,705
Silergy Corp.	918,000	15,749,895
Sino-American Silicon Products, Inc.	229,000	1,249,431
Sitronix Technology Corp.	154,000	952,894
SK Hynix, Inc.	520,642	36,460,668
SNU Precision Co. Ltd. (a)	8,382	17,122
Sonix Technology Co. Ltd.	10,000	19,399
Taiwan Semiconductor Manufacturing Co. Ltd.	19,205,900	314,639,596
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	372,299	31,031,122
United Microelectronics Corp.	2,858,000	3,805,413
Vanguard International Semiconductor Corp.	734,000	1,775,835
Will Semiconductor Ltd.	37,273	504,199
Winbond Electronics Corp.	2,697,000	1,944,702
		509,317,682
Software - 0.2%
Asseco Poland SA	16,805	256,366
Aurionpro Solutions Ltd. (a)	5,213	21,787
Cyient Ltd.	44,146	462,044
GemVaxLINK Co. Ltd.	37,821	36,535
Genesis Technology, Inc.	20,698	37,357
Glodon Co. Ltd. (A Shares)	303,500	2,153,985
Hundsun Technologies, Inc. (A Shares)	1,118,845	5,436,585
Intellect Design Arena Ltd.	48,348	354,705
Kingdee International Software Group Co. Ltd. (a)	2,343,000	4,547,536
KPIT Technologies Ltd.	243,587	1,682,125
Newgen Software Technologies Ltd.	13,425	65,467
Nucleus Software Exports Ltd.	31,536	158,829
Oracle Financial Services Soft	3,355	132,481
Sangfor Technologies, Inc.	84,000	1,171,908
		16,517,710
Technology Hardware, Storage & Peripherals - 2.5%
ASUSTeK Computer, Inc.	378,000	3,147,783
Gigabyte Technology Co. Ltd.	419,000	1,169,546
Lenovo Group Ltd.	9,586,000	7,895,150
Lite-On Technology Corp.	2,172,000	4,677,823
Samsung Electronics Co. Ltd.	4,168,175	183,923,900
Wiwynn Corp.	35,000	876,850
		201,691,052
TOTAL INFORMATION TECHNOLOGY		901,109,528
MATERIALS - 3.9%
Chemicals - 1.3%
Abou Kir Fertilizers & Chemical Industries	68,315	89,784
Andhra Sugars Ltd. (a)	60,735	110,268
Asian Paints Ltd.	41,556	1,748,615
China BlueChemical Ltd. (H Shares)	162,000	42,183
China Risun Group Ltd. Class H	238,000	93,304
China Sanjiang Fine Chemicals Ltd.	186,000	38,030
Dongyue Group Co. Ltd.	123,000	138,048
Fertiglobe PLC	1,107,112	1,693,929
Finolex Industries Ltd.	24,457	46,184
Fufeng Group Ltd.	437,000	245,555
GHCL Ltd.	45,616	339,099
Gujarat Narmada Valley Fertilizers Co.	54,694	508,744
Gujarat State Fertilizers & Chemicals Ltd.	97,251	190,597
Hansol Chemical Co. Ltd.	19,268	3,099,581
Icl Group Ltd.	469,500	4,509,951
Indorama Ventures PCL:
(For. Reg.)	899,700	1,062,392
NVDR	659,900	779,229
KCC Corp.	1,168	254,036
LG Chemical Ltd.	87,756	40,916,005
Mangalore Chemicals & Fertilizers Ltd.	14,526	22,618
NOROO Paint & Coatings Co. Ltd.	11,018	74,483
North Huajin Chemical Industries Co. Ltd. (A Shares)	314,200	323,839
Pcbl Ltd. /India	394,494	673,935
PhosAgro PJSC:
GDR (c)	359	7
GDR (Reg. S) (c)	55,750	1,143
Polyplex Corp. Ltd.	23,781	635,828
PT Avia Avian Tbk	33,403,300	1,743,116
Sabic Agriculture-Nutrients Co.	95,575	4,424,062
Sahara International Petrochemical Co.	626,683	7,960,658
Sasol Ltd.	211,988	4,077,094
Satellite Chemical Co. Ltd. (A Shares)	1,482,172	4,701,197
Saudi Basic Industries Corp.	363,003	9,676,217
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	436,483	2,000,034
Sharda Cropchem Ltd.	25,945	167,435
Solar Industries India Ltd.	182,100	7,569,978
Sree Rayalaseema Hi-Strength Hypo Ltd.	6,825	68,686
Taekwang Industrial Co. Ltd.	168	102,898
Tamilnadu Petroproducts Ltd.	29,740	37,528
Tangshan Sanyou Chemical Industries Co. Ltd. (A Shares)	289,900	279,807
Unipar Carbocloro SA	6,160	108,911
UPL Ltd.	269,965	2,584,493
		103,139,501
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd. (H Shares)	382,000	1,455,747
Asia Cement (China) Holdings Corp.	259,584	129,798
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	440,141	1,930,046
CEMEX S.A.B. de CV sponsored ADR (a)	344,300	1,287,682
China National Building Materials Co. Ltd. (H Shares)	2,154,442	2,034,376
JK Cement Ltd.	189,200	6,383,968
NCL Industries Ltd.	21,490	49,053
Qatar National Cement Co. QSC (a)	18,192	24,752
Ultratech Cement Ltd.	57,200	4,753,022
		18,048,444
Containers & Packaging - 0.0%
AGI Greenpac Ltd.	19,766	76,978
CPMC Holdings Ltd.	104,000	44,493
		121,471
Metals & Mining - 2.3%
African Rainbow Minerals Ltd.	74,594	1,022,802
Aluminum Corp. of China Ltd. (H Shares)	332,000	122,677
Angang Steel Co. Ltd. (H Shares)	1,547,654	483,612
Anglo American Platinum Ltd.	39,568	2,762,227
Anglo American PLC (South Africa)	11,331	363,212
AngloGold Ashanti Ltd.	22,441	299,692
Ann Joo Resources Bhd	500	116
ArcelorMittal South Africa Ltd. (a)	26,000	7,724
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,878,201	1,448,943
Barrick Gold Corp.	835,400	12,405,690
China Hongqiao Group Ltd.	1,286,500	1,247,471
China Oriental Group Co. Ltd. (H Shares)	102,045	18,800
China Zhongwang Holdings Ltd. (a)(c)	350,800	75,088
Cmoc Group Ltd. (H Shares)	300,000	133,775
Companhia Brasileira de Aluminio	1,426,935	3,524,549
Companhia Siderurgica Nacional SA (CSN)	79,562	211,048
Fangda Special Steel Technology Co. Ltd. (A Shares)	316,000	295,704
First Quantum Minerals Ltd.	286,348	5,066,987
Freeport-McMoRan, Inc.	136,100	4,028,560
Ganfeng Lithium Co. Ltd. (H Shares) (d)	234,520	2,060,366
Godawari Power & Ispat Ltd.	8,450	30,930
Gold Fields Ltd.	579,237	4,678,124
Grupo Mexico SA de CV Series B	2,974,830	11,263,497
Hindalco Industries Ltd.	562,205	3,047,706
Hunan Valin Steel Co. Ltd. (A Shares)	918,718	592,108
Impala Platinum Holdings Ltd.	1,556,601	16,310,615
Jastrzebska Spolka Weglowa SA (a)	133,379	1,349,682
Jiangxi Copper Co. Ltd. (H Shares)	1,335,000	1,639,612
Jindal Saw Ltd.	59,724	64,438
Korea Zinc Co. Ltd.	40,156	20,007,760
Kumba Iron Ore Ltd. (b)	77,499	1,715,774
Maharashtra Seamless Ltd.	10,425	108,852
MMG Ltd. (a)	256,000	70,032
Nanjing Iron & Steel Co. Ltd.	2,888,200	1,233,648
National Aluminium Co. Ltd.	39,774	39,588
Novolipetsk Steel OJSC (c)	355,140	5,458
Novolipetsk Steel OJSC GDR (Reg. S) (c)	56,576	7,029
Polyus PJSC (c)	2,468	8,853
Polyus PJSC unit (c)	8,823	13,520
POSCO	141,827	26,722,742
POSCO sponsored ADR	33,432	1,571,973
Press Metal Bhd	1,341,300	1,421,640
PT Tambank Timah	5,053,300	507,914
Sansteel Minguang Co. Ltd. (A Shares)	723,700	545,031
Saudi Arabian Mining Co.	11,837	234,599
SGIS Songshan Co. Ltd. (A Shares)	1,595,800	759,294
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	797,304	566,086
Sibanye-Stillwater Ltd.	831,480	1,857,545
Southern Copper Corp. (b)	54,700	2,574,729
Steel Authority of India Ltd.	2,931,836	2,951,699
Tata Steel Ltd.	10,607,970	14,235,422
Ternium SA sponsored ADR	120,737	3,719,907
Tinplate Co. of India Ltd.	28,726	112,753
Vale SA	568,500	7,048,333
Vale SA sponsored ADR (b)	1,652,150	20,519,703
Vedanta Ltd.	737,591	2,470,779
Welspun Gujarat Stahl Rohren Ltd.	96,833	271,380
Xinyu Iron & Steel Co. Ltd.	2,900,747	1,791,372
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	97,000	82,133
Zijin Mining Group Co. Ltd. (H Shares)	486,000	549,167
		188,280,470
Paper & Forest Products - 0.1%
Dexco SA	802,787	1,518,419
Evergreen Fibreboard Bhd	293,700	33,514
Nine Dragons Paper (Holdings) Ltd.	141,000	110,639
PT Indah Kiat Pulp & Paper Tbk	568,000	318,165
Seshasayee Paper & Boards Ltd.	7,875	28,255
Shanying International Holdings Co. Ltd. Class A	594,300	226,298
Suzano Papel e Celulose SA	568,200	4,834,025
West Coast Paper Mills Ltd.	36,114	283,064
		7,352,379
TOTAL MATERIALS		316,942,265
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	157,000	1,215,027
SA Corporate Real Estate Fund	186,080	22,833
Torunlar Gayrimenkul Yatirim Ortakligi AS (a)	159,310	74,875
		1,312,735
Real Estate Management & Development - 0.7%
Agile Property Holdings Ltd.	2,555,238	894,845
Aldar Properties PJSC	842,464	1,105,518
AP Thailand PCL (For. Reg.)	1,322,000	360,909
Ayala Land, Inc.	7,949,800	4,031,268
China Jinmao Holdings Group Ltd.	430,000	90,546
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	664,700	1,406,069
China Overseas Land and Investment Ltd.	3,541,500	9,517,680
China Resources Land Ltd.	1,914,000	7,836,392
China Resources Mixc Lifestyle Services Ltd. (d)	854,200	3,873,600
China Vanke Co. Ltd. (H Shares)	147,300	287,563
CIFI Ever Sunshine Services Group Ltd.	74,000	45,480
CIFI Holdings Group Co. Ltd.	350,000	88,583
Country Garden Services Holdings Co. Ltd.	179,000	351,764
Dar Al Arkan Real Estate Development Co. (a)	372,221	1,402,141
Emaar Development PJSC (a)	2,439,377	3,194,414
Emaar Properties PJSC (a)	5,272,255	8,985,412
Greentown China Holdings Ltd.	75,500	142,452
Greentown Service Group Co. Ltd.	126,000	91,029
Hang Lung Properties Ltd.	2,122,000	3,528,908
K Wah International Holdings Ltd.	14,880	5,612
KE Holdings, Inc. ADR (a)	440,000	7,937,600
Longfor Properties Co. Ltd. (d)	617,000	2,002,636
Powerlong Real Estate Holding Ltd.	195,417	24,506
PT Ciputra Development Tbk	1,816,000	116,168
Seazen Group Ltd. (a)	178,000	59,086
SYN prop e tech SA	47,300	41,459
Xinyuan Real Estate Co. Ltd. ADR (a)	386	197
Yuexiu Property Co. Ltd.	116,000	145,090
		57,566,927
TOTAL REAL ESTATE		58,879,662
UTILITIES - 0.7%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA (Electrobras)	435,207	3,857,334
CESC Ltd. GDR	126,180	128,013
CEZ A/S	8,248	333,798
Energisa SA unit	213,082	1,732,131
PGE Polska Grupa Energetyczna SA (a)	526,044	802,721
Power Grid Corp. of India Ltd.	386,105	1,104,913
Saudi Electricity Co.	917,408	6,162,424
Tata Power Co. Ltd./The	137,192	402,103
Tauron Polska Energia SA (a)	516,875	253,819
		14,777,256
Gas Utilities - 0.4%
Beijing Enterprises Holdings Ltd.	42,500	126,413
ENN Energy Holdings Ltd.	907,400	13,182,181
GAIL India Ltd.	3,103,243	5,268,712
Indraprastha Gas Ltd.	82,667	432,001
Korea Gas Corp.	43,315	1,397,616
Kunlun Energy Co. Ltd.	13,660,000	11,894,131
PT Perusahaan Gas Negara Tbk Series B	1,580,700	195,559
		32,496,613
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd. (a)	145,266	741,465
China Longyuan Power Grid Corp. Ltd. (H Shares)	281,000	453,862
China Power International Development Ltd.	457,000	255,122
China Resources Power Holdings Co. Ltd.	162,000	322,111
Galata Wind Enerji A/S	150,580	120,933
Jaiprakash Power Ventures Ltd. (a)	3,520,118	329,046
JSW Energy Ltd.	41,968	178,261
Nlc India Ltd.	113,192	107,390
NTPC Ltd.	3,268,764	6,697,273
Orient Green Power Co. Ltd. (a)	1,404,214	159,134
		9,364,597
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	463,455	323,009
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd.	348,208	89,448
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,600	52,906
Taliworks Corp. Bhd	154,900	31,992
VA Tech Wabag Ltd. (a)	32,270	105,870
		280,216
TOTAL UTILITIES		57,241,691
TOTAL COMMON STOCKS (Cost $4,064,506,780)		4,302,602,559

Nonconvertible Preferred Stocks - 1.8%
	Shares	Value ($)
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,827,400	5,299,460
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,806,952	17,929,228
(PN) sponsored ADR (non-vtg.)	386,330	4,921,844
sponsored ADR	2,664,939	38,081,978
		60,933,050
FINANCIALS - 0.5%
Banks - 0.5%
Banco Bradesco SA (PN)	1,724,555	6,285,092
Itau Unibanco Holding SA	2,980,710	14,787,814
Itau Unibanco Holding SA sponsored ADR (b)	2,420,687	11,958,194
Itausa-Investimentos Itau SA (PN)	4,336,141	7,626,421
Sberbank of Russia (a)(c)	145,250	1,372
Sberbank of Russia (Russia) (a)(c)	128,031	1,210
		40,660,103
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Forjas Taurus SA	184,800	617,374
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	450,803	18,163,916
MATERIALS - 0.2%
Chemicals - 0.1%
Braskem SA Class A	545,626	3,193,586
Unipar Carbocloro SA	34,540	680,522
		3,874,108
Metals & Mining - 0.1%
Cia Ferro Ligas da Bahia - Ferbasa	15,600	158,207
Gerdau SA	1,660,200	7,441,924
Metalurgica Gerdau SA (PN)	574,600	1,101,177
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	131,900	203,337
		8,904,645
TOTAL MATERIALS		12,778,753
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	838,488	1,950,197
Companhia Paranaense de Energia-COPEL (PN-B)	1,564,100	2,095,528
Transmissora Alianca de Energia Eletrica SA	15,800	42,124
		4,087,849
Water Utilities - 0.0%
Cia de Saneamento do Parana	195,100	132,757
TOTAL UTILITIES		4,220,606
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $122,734,880)		142,673,262

Equity Funds - 40.0%
	Shares	Value ($)
Diversified Emerging Markets Funds - 40.0%
Aberdeen Emerging Markets Fund Institutional Service Class	11,965,871	153,761,438
Artisan Developing World Fund Investor Shares	7,321,364	101,327,676
Brandes Emerging Markets Value Fund Class A	16,850,310	111,549,052
Calvert Emerging Markets Equity Fund Class A	45	732
Fidelity Advisor Emerging Markets Fund Class Z (e)	15,923,372	525,152,816
Fidelity SAI Emerging Markets Index Fund (e)	17,368,649	223,013,449
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	61,128,071	625,340,170
Fidelity SAI Emerging Markets Value Index Fund (e)	74,045,838	847,824,830
GMO Emerging Markets Fund - Class III	1,924,381	45,704,039
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	12,110,916	259,294,718
Invesco Developing Markets Fund Class R6	4,625,320	163,181,281
Invesco Emerging Markets Innovators Fund Class A	173,274	1,301,286
iShares MSCI China ETF (b)	2,226,845	110,651,928
iShares MSCI EM ESG Optimized ETF (b)	209,609	6,579,627
iShares MSCI South Korea Index ETF (b)	546,222	31,631,716
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	13,314,193
Matthews Korea Fund Investor Class	4,457,127	18,987,361
Matthews Pacific Tiger Fund Investor Class	164	3,720
Xtrackers Harvest CSI 300 China ETF Class A (b)	674,830	20,150,424

TOTAL EQUITY FUNDS (Cost $3,423,874,945)		3,258,770,456

Other - 0.2%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.2%
Fidelity SAI Inflation-Focused Fund (e) (Cost $10,022,703)	1,173,878	14,215,658

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.13% to 2.43% 9/1/22 to 10/27/22 (g) (Cost $16,312,578)	16,350,000	16,309,826

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	73,412,619	73,427,301
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	146,046,696	146,061,301
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (j)	318,412,367	318,412,367
TOTAL MONEY MARKET FUNDS (Cost $537,900,969)		537,900,969

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $8,175,352,855)	8,272,472,730
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(129,570,608)
NET ASSETS - 100.0%	8,142,902,122

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,680	Sep 2022	278,859,600	(1,987,915)	(1,987,915)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,471,883 or 2.4% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,416,481.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	46,788,821	238,185,366	211,546,886	387,527	-	-	73,427,301	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	227,226,382	778,268,481	859,433,562	1,267,522	-	-	146,061,301	0.4%
Total	274,015,203	1,016,453,847	1,070,980,448	1,655,049	-	-	219,488,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	622,922,321	-	-	-	-	(97,769,505)	525,152,816
Fidelity SAI Emerging Markets Index Fund	344,501,663	-	75,000,000	-	9,595,986	(56,084,200)	223,013,449
Fidelity SAI Emerging Markets Low Volatility Index Fund	590,858,941	100,000,000	-	-	-	(65,518,771)	625,340,170
Fidelity SAI Emerging Markets Value Index Fund	885,908,737	100,000,000	-	-	-	(138,083,907)	847,824,830
Fidelity SAI Inflation-Focused Fund	13,476,115	-	-	-	-	739,543	14,215,658
	2,457,667,777	200,000,000	75,000,000	-	9,595,986	(356,716,840)	2,235,546,923

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	397,555,990	50,370,800	343,843,096	3,342,094
Consumer Discretionary	695,458,564	201,561,197	493,756,990	140,377
Consumer Staples	316,406,531	99,820,430	216,535,286	50,815
Energy	239,661,579	105,878,925	132,974,759	807,895
Financials	1,021,263,445	337,800,219	683,295,325	167,901
Health Care	143,183,472	42,312,294	100,871,178	-
Industrials	262,409,819	64,910,311	197,445,166	54,342
Information Technology	919,273,444	67,631,284	851,642,160	-
Materials	329,721,018	122,426,400	207,183,520	111,098
Real Estate	58,879,662	22,741,616	36,138,046	-
Utilities	61,462,297	17,859,681	43,602,616	-

Equity Funds	3,258,770,456	3,258,770,456	-	-

Other	14,215,658	14,215,658	-	-

Other Short-Term Investments	16,309,826	-	16,309,826	-

Money Market Funds	537,900,969	537,900,969	-	-
Total Investments in Securities:	8,272,472,730	4,944,200,240	3,323,597,968	4,674,522
Derivative Instruments:

Liabilities
Futures Contracts	(1,987,915)	(1,987,915)	-	-
Total Liabilities	(1,987,915)	(1,987,915)	-	-
Total Derivative Instruments:	(1,987,915)	(1,987,915)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,987,915)
Total Equity Risk	0	(1,987,915)
Total Value of Derivatives	0	(1,987,915)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $142,202,840) - See accompanying schedule:	$5,817,437,205
Unaffiliated issuers (cost $5,726,908,400)
Fidelity Central Funds (cost $219,488,602)	219,488,602
Other affiliated issuers (cost $2,228,955,853)	2,235,546,923

Total Investment in Securities (cost $8,175,352,855)		$8,272,472,730
Cash		246,134
Foreign currency held at value (cost $10,230,354)		10,207,847
Receivable for investments sold		12,333,805
Receivable for fund shares sold		3,242,844
Dividends receivable		15,184,820
Interest receivable		613,652
Distributions receivable from Fidelity Central Funds		226,387
Receivable for daily variation margin on futures contracts		798,335
Prepaid expenses		16,471
Other receivables		164,522
Total assets		8,315,507,547
Liabilities
Payable for investments purchased	$11,641,317
Payable for fund shares redeemed	3,781,816
Accrued management fee	2,044,163
Other payables and accrued expenses	9,127,397
Collateral on securities loaned	146,010,732
Total Liabilities		172,605,425
Net Assets		$8,142,902,122
Net Assets consist of:
Paid in capital		$8,258,911,047
Total accumulated earnings (loss)		(116,008,925)
Net Assets		$8,142,902,122
Net Asset Value , offering price and redemption price per share ($8,142,902,122 ÷ 814,844,675 shares)		$9.99

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$118,345,113
Interest		1,594,185
Income from Fidelity Central Funds (including $1,267,522 from security lending)		1,655,049
Income before foreign taxes withheld		121,594,347
Less foreign taxes withheld		(10,785,856)
Total Income		110,808,491
Expenses
Management fee	$23,376,552
Custodian fees and expenses	911,922
Independent trustees' fees and expenses	27,849
Registration fees	73,399
Audit	43,011
Legal	6,921
Miscellaneous	29,943
Total expenses before reductions	24,469,597
Expense reductions	(10,845,379)
Total expenses after reductions		13,624,218
Net Investment income (loss)		97,184,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $1,684,396)	(176,777,902)
Other affiliated issuers	9,595,986
Foreign currency transactions	(2,664,845)
Futures contracts	(66,757,208)
Total net realized gain (loss)		(236,603,969)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,049,884)	(1,006,020,173)
Affiliated issuers	(356,716,840)
Assets and liabilities in foreign currencies	(107,728)
Futures contracts	12,429,350
Total change in net unrealized appreciation (depreciation)		(1,350,415,391)
Net gain (loss)		(1,587,019,360)
Net increase (decrease) in net assets resulting from operations		$(1,489,835,087)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,184,273	$174,467,478
Net realized gain (loss)	(236,603,969)	89,420,383
Change in net unrealized appreciation (depreciation)	(1,350,415,391)	(1,539,804,432)
Net increase (decrease) in net assets resulting from operations	(1,489,835,087)	(1,275,916,571)
Distributions to shareholders	-	(294,736,059)
Share transactions
Proceeds from sales of shares	1,327,247,533	3,263,578,700
Reinvestment of distributions	-	266,713,282
Cost of shares redeemed	(1,452,441,911)	(1,415,939,059)
Net increase (decrease) in net assets resulting from share transactions	(125,194,378)	2,114,352,923
Total increase (decrease) in net assets	(1,615,029,465)	543,700,293

Net Assets
Beginning of period	9,757,931,587	9,214,231,294
End of period	$8,142,902,122	$9,757,931,587

Other Information
Shares
Sold	126,975,427	245,488,428
Issued in reinvestment of distributions	-	20,980,423
Redeemed	(136,466,901)	(105,951,304)
Net increase (decrease)	(9,491,474)	160,517,547

Strategic Advisers® Emerging Markets Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$13.88	$10.20	$10.23	$11.75	$9.14
Income from Investment Operations
Net investment income (loss) B,C	.12	.24	.15	.23 D	.17	.14
Net realized and unrealized gain (loss)	(1.97)	(1.90)	3.66	(.03)	(1.53)	2.62
Total from investment operations	(1.85)	(1.66)	3.81	.20	(1.36)	2.76
Distributions from net investment income	-	(.25)	(.13)	(.23)	(.16)	(.15)
Distributions from net realized gain	-	(.13)	-	-	-	- E
Total distributions	-	(.38)	(.13)	(.23)	(.16)	(.15)
Net asset value, end of period	$9.99	$11.84	$13.88	$10.20	$10.23	$11.75
Total Return F,G	(15.62)%	(12.12)%	37.42%	1.80%	(11.48)%	30.23%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.56% J	.58%	.59%	.64%	.66%	.70%
Expenses net of fee waivers, if any	.31% J	.33%	.34%	.39%	.41%	.45%
Expenses net of all reductions	.31% J	.33%	.34%	.39%	.40%	.45%
Net investment income (loss)	2.24% J	1.78%	1.28%	2.20% D	1.60%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$8,142,902	$9,757,932	$9,214,231	$4,818,245	$4,660,765	$5,070,379
Portfolio turnover rate K	32% J	31%	43%	39%	57%	31%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.87%.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).   The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Emerging Markets Fund	$53,514

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 1,087,433,228
Gross unrealized depreciation	(1,055,398,985)
Net unrealized appreciation (depreciation)	$ 32,034,243
Tax cost	$ 8,238,450,572

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	1,581,972,107	1,307,178,101

5. Fees and Other Transactions with Affiliates.
Management Fee . Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc., Somerset Capital Management LLP and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Geode Capital Management, LLC (Geode) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Geode has not been allocated any portion of the Fund's assets. Geode in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Strategic Advisers Emerging Markets Fund	$ 940

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Emerging Markets Fund	2,177,133	8,872,665	1,305,693

6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Strategic Advisers Emerging Markets Fund	$ 8,123

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Strategic Advisers Emerging Markets Fund	$ 135,532	$ -	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2025. During the period, this waiver reduced the Fund's management fee by $10,845,379.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	32%
Fidelity SAI Emerging Markets Value Index Fund	32%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Strategic Advisers® Emerging Markets Fund	.31%
Actual		$ 1,000	$ 843.80	$ 1.44
Hypothetical- B		$ 1,000	$ 1,023.64	$ 1.58

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Emerging Markets Fund

In March 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to lower the fee schedule in the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), T. Rowe Price Associates, Inc. (TRPA), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of January 1, 2022 and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.   The Board considered the backgrounds of the investment personnel that provide services to the fund, and also considered the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up, as well as the structures of the investment personnel compensation programs and whether such structures provide appropriate incentives to act in the best interests of the fund, at its June 2021 meeting. The Board considered the detailed information provided by Strategic Advisers and by TRPA with respect to the fund and the other funds it sub-advises in the June 2021 annual contract renewal materials.

The Board noted that it had approved the existing sub-advisory agreement with TRPA at its September 2021 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.   The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.    The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.    The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow.  The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund will not bear any additional management fees or expenses under the Amended Sub-Advisory Agreement.

Conclusion.   Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Strategic Advisers Emerging Markets Fund

In June 2022, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to add a new investment mandate to and remove an existing mandate from the existing sub-advisory agreement among Strategic Advisers, Geode Capital Management, LLC (Geode or Sub-Adviser) and the Trust on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that no material contract terms are impacted by the Amended Sub-Advisory Agreement except for the amendment to the fee schedule to add and remove the investment mandates, as applicable. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided. With respect to the new mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the detailed information provided by Strategic Advisers and Geode with respect to the fund and the other funds it sub-advises in the June 2022 annual contract renewal materials, and the additional information regarding the new investment mandate provided by Strategic Advisers and Geode in the Board's May 2022 materials.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the Sub-Adviser's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investments in business continuity planning, including in connection with the COVID-19 pandemic.

Shareholder and Administrative Services. The Board considered: (i) the nature, extent, quality, and cost of advisory services to be performed by the Sub-Adviser under the Amended Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.

Investment Performance. The Board considered model performance of the investment mandate to be used by Geode.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of removing an existing mandate and adding the new investment mandate for the Sub-Adviser.

The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board also considered that approval of the Amended Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because assets were not allocated to the removed mandate and Strategic Advisers does not expect to allocate assets to the new mandate at this time.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.   Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.   The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.

Possible Economies of Scale.   The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow.

Conclusion.   Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.918361.112
SAE-SANN-1022

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022